UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II
BlackRock Managed Income Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2021

Date of reporting period: 12/31/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
December 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Funds II
BlackRock Managed Income Fund

Dear Shareholder,
The 12-month reporting period as of December 31, 2021 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions.
Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, a rapid rebound in consumer spending pushed up against supply constraints and led to elevated inflation.
Equity prices rose with the broader economy, as the implementation of mass vaccination campaigns and passage of an additional fiscal stimulus package and infrastructure bill further boosted stocks. In the United
States, both large- and small-capitalization stocks posted a strong advance, and many equity indices neared or surpassed all-time highs late in the reporting period. International equities from developed markets also gained, although emerging market stocks declined, pressured by a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, outpacing investment-grade corporate bonds, which declined.
The Fed maintained accommodative monetary policy during the reporting period by maintaining near-zero interest rates and by asserting that inflation could exceed its 2% target for a sustained period without triggering a rate increase. However, the Fed’s tone shifted late in the year, as it reduced its bond-buying program and used its market guidance to raise the prospect of higher rates in 2022.
Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta and Omicron variants of the coronavirus remain a threat, particularly in emerging markets. While we expect inflation to abate somewhat as supply bottlenecks are resolved, we anticipate that inflation will remain higher than the pre-COVID norm. The Fed is poised to raise interest rates next year in response, but the Fed’s policy shift means that tightening is likely to be less aggressive than what we’ve seen in previous cycles.
In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries,
Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
11.67% 28.71%
U.S. small cap equities
(Russell 2000
®
Index)
(2.31) 14.82
International equities
(MSCI Europe, Australasia,
Far East Index)
2.24 11.26
Emerging market equities
(MSCI Emerging Markets
Index)
(9.30) (2.54)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.02 0.05
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
0.44 (3.68)
U.S. investment grade
bonds
(Bloomberg U.S. Aggregate
Bond Index)
0.06 (1.54)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
0.52 1.77
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
1.59 5.26
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock Managed Income Fund
Investment Objective
BlackRock Managed Income Fund’s (the “Fund”) investment objective is to seek to maximize current income with consideration for risk-managed total return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund underperformed its Customized Reference Benchmark, a blend of 30% S&P 500
®
Index/70% Bloomberg U.S.
Aggregate Bond Index. For the same period, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index.
Performance is reviewed on an absolute basis due to the nature of the Fund’s strategy. The Fund is managed within a risk-controlled framework, and it strives to maintain a consistent yield with a risk profile below that of the benchmark.
What factors influenced performance?
The Fund’s positions in higher-quality investments were the primary reason for underperformance in a year characterized by a strong, sustained rally in risk assets.
Investment-grade bonds and agency mortgage-backed securities, which the Fund held for the purposes of diversification and risk mitigation, were the largest detractors.
The Fund’s allocation to equities was the leading contributor to performance. Most notably, U.S. equities, covered calls, and developed-market international stocks aided results. (Covered calls involve the use of derivatives and are intended as an alternative source of income.) U.S. high yield and floating rate loan interests (“bank loans”) also contributed, although to a lesser extent than equities. Holdings in preferred stocks and a diversified securitized debt fund added value, as well.
The Fund used derivatives to manage duration risk. This strategy helped performance, as yields moved higher due to the strong economic backdrop and expectations for an eventual change in monetary policy.
The Fund's practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Fund's investment strategy. The distribution policy did not result in return of capital for the period. Refer to the financial highlights and income tax information sections in this report for further information about the distributions.
Describe recent portfolio activity.
The Fund maintained a pro-risk stance over the period, with its equity weighting averaging the highest level since the strategy’s inception in 2016. The Fund also added an allocation to real estate investment trusts during the fourth quarter of 2021.
In the credit markets, the Fund added to floating rate bank loans and reduced its weighting in lower yielding, more richly valued areas such as investment-grade debt. Although the investment adviser continued to favor high yield bonds, it reduced the Fund’s allocation to this area during the second half of the year as yields became less attractive.
The Fund maintained a low duration profile throughout 2021. (Duration is a measure of interest-rate sensitivity.) After increasing duration modestly early in the year, the investment adviser reduced duration in the fourth quarter of 2021 after the bond market briefly rallied due to fears about the Omicron variant of COVID-19.
Describe portfolio positioning at period end.
The Fund was diversified across several income-producing asset classes — including investment-grade debt, floating rate bank loans, high yield bonds, global equities, covered calls, mortgage-backed securities, preferred stocks and cash — and it continued to employ risk-management strategies. The Fund’s duration stood at approximately
1.8 years at the end of the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2021 (continued)

Fund Summary
BlackRock Managed Income Fund
Assuming maximum sales charge, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
(b)
The Fund may invest up to 100% of its assets in fixed-income securities and up to 30% of its assets in equity securities. The Fund’s returns between July 29, 2013 and October 1, 2016 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Investment Grade Bond Portfolio”. The Fund’s returns prior to July 29, 2013 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Long Duration Bond Portfolio”.
(c)
A customized performance benchmark comprised of the returns of the Bloomberg U.S. Aggregate Bond Index (70%) and the S&P 500
®
Index (30%).
(d)
Bloomberg U.S. Aggregate Bond Index (formerly Bloomberg Barclays U.S. Aggregate Bond Index), a broad-based flagship benchmark that measures the investment grade, U.S. dollar-
denominated, fixed-rate taxable bond market.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 3.04% 2.83% 5.61% N/A 5.10% N/A 4.53% N/A
Investor A ........................... 2.68 2.52 5.36 1.14% 4.84 3.98% 4.21 3.78%
Investor C ........................... 2.05 1.87 4.50 3.50 4.04 4.04 3.45 3.45
Class K ............................ 3.09 2.92 5.66 N/A 5.15 N/A 4.59 N/A
Bloomberg U.S. Aggregate Bond Index ..... — — (1.54) N/A 3.57 N/A 2.90 N/A
Customized Reference Benchmark ........ — — 6.88 N/A 8.12 N/A 7.03 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes. The Fund’s returns between July 29,
2013 and October 1, 2016 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Investment Grade Bond
Portfolio”. The Fund’s returns prior to July 29, 2013 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Long Duration Bond Portfolio”.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Managed Income Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,020.60 $ 2.04 $ 1,000.00 $ 1,023.19 $ 2.04 0.40%
Investor A ................................ 1,000.00 1,019.40 3.31 1,000.00 1,021.93 3.31 0.65
Investor C ................................ 1,000.00 1,014.80 7.11 1,000.00 1,018.15 7.12 1.40
Class K .................................. 1,000.00 1,019.90 1.78 1,000.00 1,023.44 1.79 0.35
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 41%
Investment Companies ............................... 20
Floating Rate Loan Interests ........................... 14
Common Stocks ................................... 9
Asset-Backed Securities .............................. 8
Equity-Linked Notes ................................. 6
Preferred Securities ................................. 2
Foreign Agency Obligations ............................ —
(b)
Warrants ........................................ —
(b)
(a)
Excludes short-term securities.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 5%
AA/Aa ......................................... 4
A ............................................ 16
BBB/Baa ....................................... 23
BB/Ba ......................................... 15
B ............................................ 20
CCC/ Caa ....................................... 4
CC/Ca ........................................ —
(d)
NR ........................................... 13
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, Equity-Linked Notes and Investment Companies.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

About Fund Performance

About Fund Performance / Disclosure of Expenses
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries .
Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. Investor C Shares performance shown prior to the Investor C Shares inception date of October 3, 2016 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor C Shares fees. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments
2021
BlackRock Annual Report to Shareholders

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 7.5%
AIG CLO Ltd.
(a)(b)
Series 2021-2A, Class B, (LIBOR USD 3
Month + 1.75%), 1.84%, 07/20/34 ... USD 1,000 $ 999,994
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.00%), 2.09%, 07/20/34 ... 1,000 1,003,958
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 2.12%, 10/17/34 ... 1,000 1,000,001
Series 2017-AA, Class AR, (LIBOR USD 3
Month + 1.05%), 1.18%, 04/20/34 ... 500 498,099
Aimco CLO 12 Ltd., Series 2020-12A, Class
B, (LIBOR USD 3 Month + 1.55%), 1.67%,
01/17/32
(a)(b)
.................... 1,000 999,042
Aimco CLO 15 Ltd., Series 2021-15A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.04%,
10/17/34
(a)(b)
.................... 1,000 996,115
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 1,000 1,005,192
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 1,000 1,000,455
Anchorage Capital CLO Ltd., Series 2018-10A,
Class A1A, (LIBOR USD 3 Month + 1.20%),
1.32%, 10/15/31
(a)(b)
............... 500 499,999
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
1.47%, 05/24/30
(a)(b)
............... 500 499,542
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.29%, 10/15/30
(a)(b)
............... 250 250,004
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (LIBOR USD 3 Month + 1.40%),
1.52%, 07/15/30
(a)(b)
............... 1,000 999,295
Assurant CLO Ltd., Series 2019-5A, Class A1,
(LIBOR USD 3 Month + 1.39%), 1.51%,
01/15/33
(a)(b)
.................... 1,500 1,500,770
Bardot CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.90%), 2.03%,
10/22/32
(a)(b)
.................... 1,000 1,000,000
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.32%,
07/15/34
(a)(b)
.................... 500 500,476
Battalion CLO XXII Ltd., Series 2021-22A,
Class A, (LIBOR USD 3 Month + 1.18%),
1.30%, 01/20/35
(a)(b)
............... 1,000 1,001,247
Bayview Financial Revolving Asset Trust,
Series 2005-A, Class A1, (LIBOR USD 1
Month + 1.00%), 1.10%, 02/28/40
(a)(b)
... 759 733,750
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3
Month + 1.10%), 1.23%, 01/20/31
(a)(b)
... 500 499,874
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (LIBOR USD 3
Month + 1.65%), 1.77%, 07/18/34 ... 1,000 1,001,546
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.12%, 07/18/34 ... 500 498,105
Canyon CLO Ltd., Series 2020-2A, Class AR,
(LIBOR USD 3 Month + 1.19%), 1.31%,
10/15/34
(a)(b)
.................... 1,000 1,000,000
CBAM Ltd., Series 2020-13A, Class A, (LIBOR
USD 3 Month + 1.43%), 1.56%, 01/20/34
(a)(b)
1,000 1,002,985
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 1.43%, 04/27/31 .. 650 649,450
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.35%, 07/20/30 ... 1,850 1,850,078
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 2.22%, 10/17/31 ... USD 500 $ 497,242
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.80%), 1.92%, 04/25/33 ... 1,000 991,198
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (LIBOR USD 3 Month + 2.05%),
2.17%, 07/18/30
(a)(b)
............... 500 500,041
Dryden 83 CLO Ltd., Series 2020-83A, Class
A, (LIBOR USD 3 Month + 1.22%), 1.34%,
01/18/32
(a)(b)
.................... 1,000 1,000,164
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (LIBOR USD 3 Month + 2.05%),
2.17%, 04/15/28
(a)(b)
............... 500 500,040
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 1.97%, 04/15/29
(a)(b)
......... 500 499,809
Eaton Vance CLO Ltd., Series 2013-1A, Class
B3R, (LIBOR USD 3 Month + 2.15%),
2.27%, 01/15/34
(a)(b)
............... 1,000 1,000,544
Elevation CLO Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 2.05%), 2.17%,
10/25/30
(a)(b)
.................... 1,000 990,392
Elmwood CLO II Ltd., Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.00%), 2.13%,
04/20/34
(a)(b)
.................... 700 694,805
First Franklin Mortgage Loan Trust, Series
2005-FF10, Class A6M, (LIBOR USD 1
Month + 0.70%), 0.80%, 11/25/35
(a)
..... 765 747,654
Flatiron CLO 17 Ltd., Series 2017-1A, Class
CR, (LIBOR USD 3 Month + 1.90%), 2.06%,
05/15/30
(a)(b)
.................... 400 399,819
Galaxy XXII CLO Ltd.
(a)(b)
Series 2016-22A, Class ARR, (LIBOR USD
3 Month + 1.20%), 1.32%, 04/16/34 .. 750 750,375
Series 2016-22A, Class BRR, (LIBOR USD
3 Month + 1.70%), 1.82%, 04/16/34 .. 500 500,339
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class A, (LIBOR USD 3 Month +
1.20%), 1.34%, 10/20/34 ......... 1,000 999,993
Series 9A, Class B, (LIBOR USD 3 Month +
1.70%), 1.96%, 10/20/34 ......... 1,500 1,499,978
Series 9A, Class C, (LIBOR USD 3 Month +
2.25%), 2.39%, 10/20/34 ......... 1,000 999,976
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 1.31%,
10/15/30
(a)(b)
.................... 750 750,043
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 1.80%), 1.93%, 04/20/34
(a)(b)
... 1,500 1,483,655
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (LIBOR USD 3 Month +
1.80%), 1.93%, 07/20/34
(a)(b)
......... 1,000 999,989
Greywolf CLO II Ltd., Series 2013-1A, Class
A2AR, (LIBOR USD 3 Month + 1.60%),
1.72%, 04/15/34
(a)(b)
............... 300 299,975
Greywolf CLO VII Ltd., Series 2018-2A, Class
A1, (LIBOR USD 3 Month + 1.18%), 1.31%,
10/20/31
(a)(b)
.................... 500 499,842
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (LIBOR USD 3 Month + 1.20%),
1.32%, 07/15/34
(a)(b)
............... 1,000 1,000,170
Halsey Point CLO 4 Ltd., Series 2021-4A,
Class A, (LIBOR USD 3 Month + 1.22%),
1.35%, 04/20/34
(a)(b)
............... 500 500,640

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Highbridge Loan Management Ltd., Series
12A-18, Class A2, (LIBOR USD 3 Month +
1.50%), 1.62%, 07/18/31
(a)(b)
......... USD 500 $ 498,809
Invesco CLO Ltd., Series 2021-2A, Class A,
(LIBOR USD 3 Month + 1.12%), 1.24%,
07/15/34
(a)(b)
.................... 1,000 998,628
Kayne CLO III Ltd., Series 2019-3A, Class A,
(LIBOR USD 3 Month + 1.48%), 1.60%,
04/15/32
(a)(b)
.................... 1,000 1,001,774
Milos CLO Ltd., Series 2017-1A, Class BR,
(LIBOR USD 3 Month + 1.55%), 1.68%,
10/20/30
(a)(b)
.................... 1,000 997,784
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class C, (LIBOR USD 3
Month + 1.75%), 1.87%, 10/18/30
(a)(b)
... 1,000 997,538
OCP CLO Ltd., Series 2021-22A, Class C,
(LIBOR USD 3 Month + 2.05%), 2.17%,
12/02/34
(a)(b)
.................... 500 499,995
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class BR, (LIBOR USD 3 Month +
1.60%), 1.72%, 07/15/30
(a)(b)
......... 500 497,821
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (LIBOR USD 3
Month + 1.70%), 1.82%, 10/15/33 ... 1,500 1,500,000
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.27%, 10/15/33 ... 1,000 1,000,000
Octagon Investment Partners 45 Ltd., Series
2019-1A, Class A, (LIBOR USD 3 Month +
1.33%), 1.45%, 10/15/32
(a)(b)
......... 500 500,069
OHA Loan Funding Ltd., Series 2013-1A,
Class BR2, (LIBOR USD 3 Month + 1.60%),
1.72%, 07/23/31
(a)(b)
............... 1,000 997,553
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class A1R, (LIBOR USD 3
Month + 1.15%), 1.34%, 11/14/34
(c)
.. 1,000 1,000,000
Series 2019-1A, Class A2R, (LIBOR USD 3
Month + 1.70%), 1.89%, 11/14/34
(c)
.. 1,000 1,000,000
Series 2021-2A, Class C, (LIBOR USD 3
Month + 1.80%), 1.92%, 07/15/34 ... 1,000 988,572
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.25%), 2.35%, 07/15/34
(a)(b)
... 1,000 996,900
Pikes Peak CLO 6
(a)(b)
Series 2020-6A, Class AR2, (LIBOR USD 3
Month + 1.17%), 1.33%, 05/18/34 ... 500 499,458
Series 2020-6A, Class BR2, (LIBOR USD 3
Month + 1.70%), 1.86%, 05/18/34 ... 500 498,282
Pikes Peak CLO 8, Series 2021-8A, Class B,
(LIBOR USD 3 Month + 1.75%), 1.90%,
07/20/34
(a)(b)
.................... 500 499,995
PPM CLO 4 Ltd., Series 2020-4A, Class CR,
(LIBOR USD 3 Month + 2.10%), 2.26%,
10/18/34
(a)(b)
.................... 750 750,000
Progress Residential Trust
(b)
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 1,000 1,001,541
Series 2020-SFR2, Class A, 2.08%,
06/17/37 .................... 1,000 1,003,491
Series 2020-SFR2, Class B, 2.58%,
06/17/37 .................... 1,000 1,004,026
Prudential plc, Series 2021-5A, Class A,
(LIBOR USD 3 Month + 1.20%), 1.32%,
10/18/34
(a)(b)
.................... 1,500 1,500,000
Rad CLO 12 Ltd., Series 2021-12A, Class C,
(LIBOR USD 3 Month + 2.05%), 2.19%,
10/30/34
(a)(b)
.................... 1,000 999,848
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
1.37%, 10/17/30
(a)(b)
............... USD 500 $ 500,034
Regatta XI Funding Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.77%,
07/17/31
(a)(b)
.................... 650 650,014
Regatta XIV Funding Ltd., Series 2018-3A,
Class A, (LIBOR USD 3 Month + 1.19%),
1.31%, 10/25/31
(a)(b)
............... 1,000 999,501
Regatta XV Funding Ltd., Series 2018-4A,
Class A2, (LIBOR USD 3 Month + 1.85%),
1.97%, 10/25/31
(a)(b)
............... 700 700,211
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class C, (LIBOR USD 3
Month + 1.80%), 1.93%, 10/20/30 ... 1,000 997,573
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.16%, 08/20/32 ... 500 499,701
Series 2021-3A, Class A1, (LIBOR USD 3
Month + 1.18%), 1.31%, 10/20/34 ... 1,250 1,250,101
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.15%), 2.28%, 10/20/34 ... 1,000 1,000,067
Signal Peak CLO 9 Ltd., Series 2021-9A, Class
B, (LIBOR USD 3 Month + 1.70%), 1.80%,
07/21/34
(a)(b)
.................... 500 499,628
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class B, (LIBOR USD 3 Month + 1.70%),
1.84%, 07/20/34
(a)(b)
............... 1,000 1,000,008
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (LIBOR USD 3 Month + 1.17%), 1.29%,
07/15/34
(a)(b)
.................... 1,000 1,000,324
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
CR, (LIBOR USD 3 Month + 1.75%), 1.88%,
01/29/32
(a)(b)
.................... 1,000 997,096
TCW CLO Ltd., Series 2021-1A, Class C,
(LIBOR USD 3 Month + 1.90%), 2.03%,
03/18/34
(a)(b)
.................... 500 490,743
TICP CLO VII Ltd., Series 2017-7A, Class ASR,
(LIBOR USD 3 Month + 1.27%), 1.39%,
04/15/33
(a)(b)
.................... 1,300 1,300,977
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
1.48%, 07/20/30
(a)(b)
............... 1,000 999,096
Total Asset-Backed Securities — 7.5%
(Cost: $73,174,416) .............................. 73,213,818
Shares
Shares
Common Stocks — 8.2%
Banks — 0.5%
Bank Rakyat Indonesia Persero Tbk. PT ... 2,986,700 859,949
Citizens Financial Group, Inc. .......... 41,398 1,956,056
DBS Group Holdings Ltd. ............. 36,300 879,148
M&T Bank Corp. ................... 10,524 1,616,276
5,311,429
Beverages — 0.2%
Diageo plc ....................... 43,847 2,397,382
Biotechnology — 0.3%
AbbVie, Inc. ...................... 20,899 2,829,725
Building Products — 0.0%
AZEK Co., Inc. (The)
(d)
............... 54 2,497
Capital Markets — 0.3%
Intercontinental Exchange, Inc. ......... 18,072 2,471,707

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Consumer Finance — 0.1%
Synchrony Financial ................. 26,283 $ 1,219,268
Diversified Telecommunication Services — 0.2%
TELUS Corp. ..................... 91,557 2,156,198
Electric Utilities — 0.2%
EDP - Energias de Portugal SA ......... 379,766 2,086,171
Electrical Equipment — 0.2%
Schneider Electric SE ................ 7,886 1,550,353
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity Ltd. ................. 8,536 1,377,198
Energy Equipment & Services — 0.1%
Baker Hughes Co. .................. 25,629 616,634
Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp. ............... 4,104 1,200,420
Food & Staples Retailing — 0.1%
Wal-Mart de Mexico SAB de CV ......... 228,723 851,421
Gas Utilities — 0.1%
ENN Energy Holdings Ltd. ............. 48,300 910,538
Health Care Equipment & Supplies — 0.2%
Medtronic plc ..................... 21,608 2,235,348
Health Care Providers & Services — 0.3%
UnitedHealth Group, Inc. .............. 5,343 2,682,934
Household Durables — 0.1%
Taylor Wimpey plc .................. 344,910 822,310
Household Products — 0.2%
Reckitt Benckiser Group plc ............ 20,398 1,755,934
Insurance — 0.5%
Assurant, Inc. ..................... 10,551 1,644,479
Progressive Corp. (The) .............. 11,341 1,164,154
Prudential plc ..................... 116,538 2,015,275
4,823,908
IT Services — 0.6%
Amadeus IT Group SA
(d)
.............. 9,853 666,696
Fidelity National Information Services, Inc. .. 18,328 2,000,501
Paychex, Inc. ..................... 6,291 858,722
Visa, Inc., Class A .................. 10,020 2,171,434
5,697,353
Leisure Products — 0.2%
Hasbro, Inc. ...................... 20,505 2,086,999
Machinery — 0.2%
Otis Worldwide Corp. ................ 20,355 1,772,310
Media — 0.1%
Comcast Corp., Class A .............. 28,761 1,447,541
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. ............ 106 4,527
Energy Transfer LP ................. 2,317 19,069
23,596
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A .... 3,674 1,360,115
Unilever plc ....................... 40,646 2,180,515
3,540,630
Pharmaceuticals — 0.7%
AstraZeneca plc ................... 17,397 2,031,438
Novo Nordisk A/S, Class B ............ 23,023 2,586,078
Security
Shares
Shares Value
Pharmaceuticals (continued)
Sanofi .......................... 26,334 $ 2,642,460
7,259,976
Professional Services — 0.3%
NMG, Inc.
(d)
....................... 265 38,796
RELX plc ........................ 80,571 2,616,124
2,654,920
Semiconductors & Semiconductor Equipment — 0.5%
MediaTek, Inc. ..................... 20,000 858,190
Taiwan Semiconductor Manufacturing Co. Ltd. 99,000 2,189,979
Texas Instruments, Inc. ............... 10,195 1,921,452
4,969,621
Software — 0.5%
Intuit, Inc. ........................ 2,173 1,397,717
Microsoft Corp. .................... 9,486 3,190,332
4,588,049
Technology Hardware, Storage & Peripherals — 0.1%
Logitech International SA (Registered) ..... 8,005 671,521
Textiles, Apparel & Luxury Goods — 0.4%
EssilorLuxottica SA ................. 6,585 1,401,795
Kering SA ........................ 2,056 1,649,636
LVMH Moet Hennessy Louis Vuitton SE .... 1,382 1,142,132
4,193,563
Tobacco — 0.1%
Philip Morris International, Inc. .......... 14,515 1,378,925
Trading Companies & Distributors — 0.2%
Ferguson plc ...................... 9,988 1,774,136
Wireless Telecommunication Services — 0.1%
KDDI Corp. ....................... 27,500 804,202
Total Common Stocks — 8.2%
(Cost: $70,039,327) .............................. 80,164,717
Par (000)
Par (000)
Corporate Bonds — 39.1%
Aerospace & Defense — 0.7%
Bombardier, Inc.
(b)
7.50%, 12/01/24 ................. USD 84 87,518
7.50%, 03/15/25 ................. 10 10,187
7.13%, 06/15/26 ................. 275 285,288
7.88%, 04/15/27 ................. 75 77,783
6.00%, 02/15/28 ................. 145 145,439
7.45%, 05/01/34 ................. 100 122,500
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 2 2,155
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
............... 177 181,867
L3Harris Technologies, Inc.
3.83%, 04/27/25 ................. 75 79,958
3.85%, 12/15/26 ................. 100 108,745
4.40%, 06/15/28 ................. 1,255 1,408,630
2.90%, 12/15/29 ................. 25 25,777
1.80%, 01/15/31 ................. 1,025 978,287
5.05%, 04/27/45 ................. 50 65,537
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 400 442,360
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
. 57 59,066
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 557 587,619
6.25%, 03/15/26
(b)
................ 1,774 1,843,851
6.38%, 06/15/26 ................. 23 23,632
7.50%, 03/15/27 ................. 39 40,755

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
4.63%, 01/15/29 ................. USD 88 $ 87,708
4.88%, 05/01/29 ................. 104 104,447
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 378 412,277
7,181,386
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 ................. 40 42,262
4.25%, 05/15/30 ................. 150 170,566
4.55%, 04/01/46 ................. 195 233,675
5.25%, 05/15/50 ................. 25 33,445
479,948
Airlines — 0.4%
Air Canada, 3.88%, 08/15/26
(b)
......... 176 179,520
Air Canada Pass-Through Trust, Series 2017-1,
Class AA, 3.30%, 01/15/30
(b)
........ 15 15,479
American Airlines Pass-Through Trust
Series 2019-1, Class B, 3.85%, 02/15/28 69 65,596
Series 2017-1, Class AA, 3.65%, 02/15/29 61 63,584
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 363 447,851
5.50%, 04/20/26 ................. 171 177,309
5.75%, 04/20/29 ................. 479 512,061
British Airways Pass-Through Trust, Series
2019-1, Class A, 3.35%, 06/15/29
(b)
.... 38 37,557
Delta Air Lines, Inc.
3.80%, 04/19/23 ................. 100 102,242
7.00%, 05/01/25
(b)
................ 59 67,461
4.75%, 10/20/28
(b)
................ 242 264,260
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 86 89,977
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
253 270,078
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
13 14,514
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 31 32,722
Series 2020-1, Class A, 5.88%, 10/15/27 570 624,343
Series 2019-2, Class AA, 2.70%, 05/01/32 42 41,733
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 173 180,393
4.63%, 04/15/29 ................. 232 239,250
3,425,930
Auto Components — 0.3%
Adient US LLC, 9.00%, 04/15/25
(b)
...... 21 22,312
Allison Transmission, Inc.
(b)
5.88%, 06/01/29 ................. 210 228,375
3.75%, 01/30/31 ................. 92 89,700
Aptiv plc
5.40%, 03/15/49 ................. 25 33,113
3.10%, 12/01/51 ................. 230 219,082
BorgWarner, Inc., 5.00%, 10/01/25
(b)
..... 100 111,811
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 198 207,405
6.25%, 05/15/26 ................. 479 501,154
8.50%, 05/15/27 ................. 914 968,840
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 67 69,742
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
.................... 42 41,475
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 47 50,807
5.00%, 07/15/29
(b)
................ 49 52,636
5.25%, 07/15/31
(b)
................ 61 66,228
5.63%, 04/30/33 ................. 141 153,866
Icahn Enterprises LP
4.75%, 09/15/24 ................. 18 18,675
6.25%, 05/15/26 ................. 77 80,176
Security
Par (000)
Par (000) Value
Auto Components (continued)
5.25%, 05/15/27 ................. USD 247 $ 254,022
4.38%, 02/01/29 ................. 63 61,425
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
.. 24 23,880
Tenneco, Inc., 7.88%, 01/15/29
(b)
....... 18 19,440
3,274,164
Automobiles — 0.8%
BMW US Capital LLC, 1.25%, 08/12/26
(b)
.. 60 59,042
Daimler Finance North America LLC
(b)
3.25%, 08/01/24 ................. 175 183,339
1.45%, 03/02/26 ................. 150 148,500
Ford Motor Co.
0.00%, 03/15/26
(b)(e)(f)
.............. 76 104,548
4.35%, 12/08/26 ................. 182 198,516
3.25%, 02/12/32 ................. 320 327,680
4.75%, 01/15/43 ................. 21 23,179
5.29%, 12/08/46 ................. 60 70,515
General Motors Co.
5.40%, 10/02/23 ................. 325 347,868
6.13%, 10/01/25 ................. 50 57,437
6.25%, 10/02/43 ................. 351 480,322
6.75%, 04/01/46 ................. 60 85,733
5.95%, 04/01/49 ................. 99 135,509
Hyundai Capital America
(b)
0.80%, 01/08/24 ................. 675 665,231
1.00%, 09/17/24 ................. 655 643,680
1.80%, 10/15/25 ................. 395 392,864
1.65%, 09/17/26 ................. 65 63,706
Nissan Motor Acceptance Co. LLC
(b)
3.88%, 09/21/23 ................. 78 81,139
2.00%, 03/09/26 ................. 400 394,004
2.75%, 03/09/28 ................. 130 129,067
2.45%, 09/15/28 ................. 115 111,770
Nissan Motor Co. Ltd.
(b)
3.04%, 09/15/23 ................. 1,180 1,210,778
3.52%, 09/17/25 ................. 385 403,549
4.35%, 09/17/27 ................. 285 307,671
Stellantis Finance US, Inc., 1.71%, 01/29/27
(b)
200 196,584
Thor Industries, Inc., 4.00%, 10/15/29
(b)
... 64 63,360
Volkswagen Group of America Finance LLC
(b)
0.75%, 11/23/22 ................. 300 299,951
1.25%, 11/24/25 ................. 600 586,857
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
38 40,688
7,813,087
Banks — 6.2%
AIB Group plc, (LIBOR USD 3 Month + 1.87%),
4.26%, 04/10/25
(a)(b)
.............. 675 710,788
Banco Bilbao Vizcaya Argentaria SA, (USD
Swap Semi 5 Year + 3.87%), 6.13%
(a)(g)
.. 800 845,000
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
300 280,837
Banco Santander SA
3.13%, 02/23/23 ................. 200 204,705
3.85%, 04/12/23 ................. 200 206,869
2.71%, 06/27/24 ................. 200 207,076
2.75%, 05/28/25 ................. 200 206,718
1.85%, 03/25/26 ................. 400 398,165
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.72%, 09/14/27
(a)
.............. 200 196,361
3.31%, 06/27/29 ................. 200 211,381
Bank of America Corp.
(SOFR + 0.41%), 0.52%, 06/14/24
(a)
... 715 710,255
(LIBOR USD 3 Month + 0.94%), 3.86%,
07/23/24
(a)
................... 400 416,743
4.20%, 08/26/24 ................. 300 321,558

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
4.00%, 01/22/25 ................. USD 250 $ 266,997
(LIBOR USD 3 Month + 0.97%), 3.46%,
03/15/25
(a)
................... 80 83,665
Series L, 3.95%, 04/21/25 .......... 473 505,590
(LIBOR USD 3 Month + 1.09%), 3.09%,
10/01/25
(a)
................... 795 827,188
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
................... 225 231,089
(SOFR + 0.65%), 1.53%, 12/06/25
(a)
... 60 60,098
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
................... 290 305,079
(LIBOR USD 3 Month + 0.64%), 2.01%,
02/13/26
(a)
................... 300 303,861
4.45%, 03/03/26 ................. 312 343,499
(SOFR + 1.15%), 1.32%, 06/19/26
(a)
... 140 138,513
4.25%, 10/22/26 ................. 91 100,409
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
... 100 98,004
Series L, 4.18%, 11/25/27 .......... 100 109,414
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
................... 150 162,785
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
................... 300 322,884
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
................... 875 934,207
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
................... 145 159,722
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
................... 300 316,377
(SOFR + 2.15%), 2.59%, 04/29/31
(a)
... 295 298,002
(SOFR + 1.32%), 2.69%, 04/22/32
(a)
... 420 426,227
Series L, 4.75%, 04/21/45 .......... 110 137,074
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
................... 440 529,244
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
... 105 103,088
Bank of Ireland Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 1.10%), 2.03%, 09/30/27
(a)(b)
....... 520 510,674
Banque Federative du Credit Mutuel SA,
2.13%, 11/21/22
(b)
............... 200 202,774
Barclays Bank plc
(e)(f)
0.00%, 02/04/25 ................. 234 407,789
Series VUN, 0.00%, 02/18/25 ........ 369 398,141
Barclays plc
(USD Swap Semi 5 Year + 6.77%), 7.88%
(a)
(g)(h)
........................ 525 530,906
3.68%, 01/10/23 ................. 200 200,093
(LIBOR USD 3 Month + 1.40%), 4.61%,
02/15/23
(a)
................... 380 381,625
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(g)
......................... 475 509,732
(LIBOR USD 3 Month + 1.36%), 4.34%,
05/16/24
(a)
................... 255 265,449
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%),
1.01%, 12/10/24
(a)
.............. 200 198,541
(LIBOR USD 3 Month + 1.61%), 3.93%,
05/07/25
(a)
................... 200 210,331
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(g)
.................... 325 351,682
4.38%, 01/12/26 ................. 200 218,639
5.20%, 05/12/26 ................. 270 301,285
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(g)
.................... 475 465,262
4.84%, 05/09/28 ................. 200 220,316
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
................... USD 400 $ 453,733
BNP Paribas SA
4.25%, 10/15/24 ................. 200 215,691
3.38%, 01/09/25
(b)
................ 200 209,999
(LIBOR USD 3 Month + 2.24%), 4.70%,
01/10/25
(a)(b)
.................. 200 212,922
(LIBOR USD 3 Month + 1.11%), 2.82%,
11/19/25
(a)(b)
.................. 200 205,829
(SOFR + 1.00%), 1.32%, 01/13/27
(a)(b)
.. 200 194,612
(USD Swap Semi 5 Year + 3.98%), 7.00%
(a)
(b)(g)
........................ 200 234,090
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.62%
(a)(b)(g)
................... 1,150 1,153,450
BofA Finance LLC, 0.13%, 09/01/22
(e)
.... 262 293,702
Citigroup, Inc.
(LIBOR USD 3 Month + 0.90%), 3.35%,
04/24/25
(a)
................... 650 678,697
(SOFR + 2.84%), 3.11%, 04/08/26
(a)
.... 950 995,910
3.20%, 10/21/26 ................. 100 105,969
4.30%, 11/20/26 ................. 155 171,504
(SOFR + 0.77%), 1.12%, 01/28/27
(a)
... 375 365,244
4.45%, 09/29/27 ................. 850 947,767
(LIBOR USD 3 Month + 1.56%), 3.89%,
01/10/28
(a)
................... 70 75,892
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28
(a)
................... 125 134,818
4.13%, 07/25/28 ................. 100 109,741
(LIBOR USD 3 Month + 1.15%), 3.52%,
10/27/28
(a)
................... 125 134,085
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
.... 250 259,614
(SOFR + 3.91%), 4.41%, 03/31/31
(a)
... 200 228,412
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
.... 595 600,146
(SOFR + 1.17%), 2.56%, 05/01/32
(a)
... 190 190,985
(SOFR + 1.38%), 2.90%, 11/03/42
(a)
.... 130 128,717
Commonwealth Bank of Australia, 1.13%,
06/15/26
(b)
.................... 115 112,822
Cooperatieve Rabobank UA
(a)(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.34%, 06/24/26 ............... 295 290,760
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%),
1.11%, 02/24/27 ............... 250 242,524
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%),
1.98%, 12/15/27 ............... 555 555,150
Credit Agricole SA
(a)(b)
(USD Swap Semi 5 Year + 6.19%), 8.12%
(g)
1,225 1,450,706
(SOFR + 0.89%), 1.25%, 01/26/27 ..... 250 243,265
Danske Bank A/S
5.00%, 01/12/22
(b)
................ 200 200,177
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
............. 485 484,888
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(a)(g)(h)
................... 725 795,869
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26
(a)(b)
............. 200 197,038
Discover Bank, 4.20%, 08/08/23 ........ 250 262,541
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 0.72%),
1.54%, 05/25/27
(a)(b)
.............. 200 197,158

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
HSBC Holdings plc
4.25%, 03/14/24 ................. USD 225 $ 237,582
(SOFR + 0.53%), 0.73%, 08/17/24
(a)
... 555 550,085
(SOFR + 0.58%), 1.16%, 11/22/24
(a)
.... 200 199,407
(LIBOR USD 3 Month + 1.21%), 3.80%,
03/11/25
(a)
................... 200 209,874
(SOFR + 1.40%), 2.63%, 11/07/25
(a)
.... 450 461,559
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%
(a)(g)
.................... 200 198,750
(SOFR + 1.54%), 1.64%, 04/18/26
(a)
... 300 297,513
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(g)
.................... 260 259,787
(SOFR + 1.19%), 2.80%, 05/24/32
(a)
... 320 320,993
ING Groep NV
4.10%, 10/02/23 ................. 200 210,521
3.55%, 04/09/24 ................. 200 209,648
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
1.40%, 07/01/26
(a)(b)
............. 400 395,772
(SOFR + 1.01%), 1.73%, 04/01/27
(a)
... 200 198,656
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%),
3.88%
(a)(g)
.................... 860 818,075
Intesa Sanpaolo SpA
(b)
3.13%, 07/14/22 ................. 620 627,059
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%),
4.20%, 06/01/32
(a)
.............. 435 438,773
JPMorgan Chase & Co.
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
................... 400 421,747
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
... 550 562,489
(SOFR + 1.59%), 2.00%, 03/13/26
(a)
... 435 440,130
(SOFR + 0.80%), 1.05%, 11/19/26
(a)
.... 200 194,842
4.13%, 12/15/26 ................. 400 441,188
(SOFR + 0.70%), 1.04%, 02/04/27
(a)
... 100 96,785
(SOFR + 0.89%), 1.58%, 04/22/27
(a)
... 300 296,464
(SOFR + 0.77%), 1.47%, 09/22/27
(a)
... 200 196,045
4.25%, 10/01/27 ................. 175 196,307
3.63%, 12/01/27 ................. 180 193,954
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
................... 490 530,441
(SOFR + 1.02%), 2.07%, 06/01/29
(a)
... 225 223,123
(SOFR + 2.52%), 2.96%, 05/13/31
(a)
... 100 103,537
(SOFR + 1.25%), 2.58%, 04/22/32
(a)
... 355 359,562
6.40%, 05/15/38 ................. 60 87,297
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
................... 455 516,425
(SOFR + 2.46%), 3.11%, 04/22/41
(a)
.... 535 554,073
5.63%, 08/16/43 ................. 50 69,890
4.85%, 02/01/44 ................. 65 84,914
4.95%, 06/01/45 ................. 85 110,612
Series W, (LIBOR USD 3 Month + 1.00%),
1.16%, 05/15/47
(a)
.............. 117 98,350
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
1.33%, 06/15/23
(a)
.............. 200 200,336
4.05%, 08/16/23 ................. 510 534,328
4.50%, 11/04/24 ................. 200 215,467
4.45%, 05/08/25 ................. 400 434,495
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(g)
......................... 200 226,043
4.58%, 12/10/25 ................. 540 589,050
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
2.44%, 02/05/26
(a)
.............. USD 200 $ 203,896
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(g)
.................... 200 225,380
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.63%, 05/11/27
(a)
.............. 200 196,891
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23 ................. 220 229,432
3.41%, 03/07/24 ................. 70 73,278
1.41%, 07/17/25 ................. 400 397,776
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%),
1.64%, 10/13/27
(a)
.............. 200 197,387
3.96%, 03/02/28 ................. 105 116,437
2.05%, 07/17/30 ................. 400 388,499
Mizuho Financial Group, Inc., (SOFR + 1.25%),
1.24%, 07/10/24
(a)
............... 220 220,533
NatWest Group plc
3.88%, 09/12/23 ................. 650 677,785
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
.............. 380 386,066
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25
(a)
................... 500 529,124
4.80%, 04/05/26 ................. 200 222,453
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28
(a)
.............. 400 416,036
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.10%),
3.75%, 11/01/29
(a)
.............. 200 208,541
(LIBOR USD 3 Month + 1.91%), 5.08%,
01/27/30
(a)
................... 200 231,958
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35
(a)
.............. 400 394,675
Nordea Bank Abp
(b)
3.75%, 08/30/23 ................. 220 229,712
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(g)
.................... 550 624,938
1.50%, 09/30/26 ................. 800 786,188
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75%
(a)(g)
.................... 260 246,480
PNC Financial Services Group, Inc. (The)
2.20%, 11/01/24 ................. 100 102,674
3.45%, 04/23/29 ................. 70 76,219
Royal Bank of Canada, 2.25%, 11/01/24 ... 170 174,499
Santander UK Group Holdings plc, (LIBOR
USD 3 Month + 1.57%), 4.80%, 11/15/24
(a)
200 212,272
Santander UK plc, 5.00%, 11/07/23
(b)
..... 487 517,920
Skandinaviska Enskilda Banken AB
(b)
0.85%, 09/02/25 ................. 200 195,300
1.20%, 09/09/26 ................. 200 195,766
Societe Generale SA
(a)(b)
(USD Swap Rate 5 Year + 5.87%), 8.00%
(g)
400 462,364
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.93%),
4.75%
(g)
..................... 685 695,556
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.79%, 06/09/27 ............... 325 318,043

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(g)
..................... USD 400 $ 420,160
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.14%), 4.30%
(a)(b)(g)
............. 400 385,000
Sumitomo Mitsui Financial Group, Inc.
2.45%, 09/27/24 ................. 250 257,110
2.35%, 01/15/25 ................. 200 204,931
1.40%, 09/17/26 ................. 200 195,211
3.54%, 01/17/28 ................. 100 107,896
3.94%, 07/19/28 ................. 100 110,731
2.75%, 01/15/30 ................. 250 255,860
Svenska Handelsbanken AB, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.63%), 1.42%, 06/11/27
(a)(b)
.... 250 245,917
UniCredit SpA
6.57%, 01/14/22
(b)
................ 440 440,638
3.75%, 04/12/22
(b)
................ 705 710,331
(USD Swap Semi 5 Year + 5.18%), 8.00%
(a)
(g)(h)
........................ 400 437,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%),
1.98%, 06/03/27
(a)(b)
............. 285 277,668
US Bancorp, 1.38%, 07/22/30 ......... 5 4,705
Wells Fargo & Co.
3.75%, 01/24/24 ................. 700 734,971
3.00%, 02/19/25 ................. 210 219,241
(LIBOR USD 3 Month + 0.75%), 2.16%,
02/11/26
(a)
................... 320 324,776
(LIBOR USD 3 Month + 0.50%), 0.62%,
01/15/27
(a)
................... 20 19,390
4.30%, 07/22/27 ................. 131 145,951
(SOFR + 2.10%), 2.39%, 06/02/28
(a)
... 150 152,449
4.15%, 01/24/29 ................. 75 83,956
(SOFR + 1.43%), 2.88%, 10/30/30
(a)
... 75 77,969
5.61%, 01/15/44 ................. 50 67,658
4.40%, 06/14/46 ................. 360 426,654
4.75%, 12/07/46 ................. 100 124,805
(SOFR + 4.50%), 5.01%, 04/04/51
(a)
... 225 307,245
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.75%),
2.67%, 11/15/35
(a)
.............. 135 131,510
3.13%, 11/18/41 ................. 85 84,243
61,107,140
Beverages — 0.3%
Anheuser-Busch Cos. LLC
3.65%, 02/01/26 ................. 245 263,045
4.70%, 02/01/36 ................. 445 537,031
4.90%, 02/01/46 ................. 307 388,028
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26 ................. 195 209,363
4.90%, 02/01/46 ................. 115 144,369
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................. 140 162,951
4.95%, 01/15/42 ................. 25 31,358
4.44%, 10/06/48 ................. 55 65,737
5.55%, 01/23/49 ................. 70 96,842
4.50%, 06/01/50 ................. 205 252,728
4.75%, 04/15/58 ................. 320 395,637
5.80%, 01/23/59 ................. 105 151,814
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 150 156,281
Keurig Dr Pepper, Inc., 4.42%, 05/25/25 ... 130 141,436
Security
Par (000)
Par (000) Value
Beverages (continued)
Triton Water Holdings, Inc., 6.25%, 04/01/29
(b)
USD 42 $ 40,282
3,036,902
Biotechnology — 0.5%
AbbVie, Inc.
2.60%, 11/21/24 ................. 100 103,763
3.80%, 03/15/25 ................. 965 1,027,220
3.60%, 05/14/25 ................. 465 494,492
3.20%, 05/14/26 ................. 225 238,529
2.95%, 11/21/26 ................. 145 152,811
4.50%, 05/14/35 ................. 405 484,470
4.05%, 11/21/39 ................. 115 131,943
4.75%, 03/15/45 ................. 100 124,728
4.45%, 05/14/46 ................. 155 187,446
4.88%, 11/14/48 ................. 150 193,829
4.25%, 11/21/49 ................. 357 429,175
Amgen, Inc.
2.00%, 01/15/32 ................. 120 116,198
4.56%, 06/15/48 ................. 35 43,386
4.66%, 06/15/51 ................. 25 31,981
Baxalta, Inc., 3.60%, 06/23/22 ......... 9 9,076
Gilead Sciences, Inc.
3.70%, 04/01/24 ................. 100 105,118
3.50%, 02/01/25 ................. 185 195,570
3.65%, 03/01/26 ................. 75 80,802
4.80%, 04/01/44 ................. 25 31,556
4.50%, 02/01/45 ................. 82 99,965
4.75%, 03/01/46 ................. 254 321,849
4,603,907
Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... 64 66,160
Builders FirstSource, Inc., 6.75%, 06/01/27
(b)
18 18,990
Carlisle Cos., Inc., 2.20%, 03/01/32 ...... 265 255,209
Carrier Global Corp., 2.24%, 02/15/25 .... 70 71,679
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
.................... 188 200,944
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
... 144 143,280
Forterra Finance LLC, 6.50%, 07/15/25
(b)
.. 136 144,337
JELD-WEN, Inc.
(b)
6.25%, 05/15/25 ................. 30 31,350
4.63%, 12/15/25 ................. 16 16,120
4.88%, 12/15/27 ................. 6 6,157
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. 23 24,121
3.50%, 02/15/30 ................. 81 80,089
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 31 31,434
9.75%, 07/15/28 ................. 36 38,520
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
190 202,834
Standard Industries, Inc.
(b)
5.00%, 02/15/27 ................. 55 56,617
4.38%, 07/15/30 ................. 212 216,347
3.38%, 01/15/31 ................. 13 12,523
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 58 60,749
Victors Merger Corp., 6.38%, 05/15/29
(b)
... 60 56,400
1,733,860
Capital Markets — 2.3%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
39 39,911
Bank of New York Mellon Corp. (The), 1.60%,
04/24/25 ..................... 140 141,286
Charles Schwab Corp. (The), 1.15%, 05/13/26 300 295,957
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 74 77,515

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Credit Suisse AG
2.95%, 04/09/25 ................. USD 250 $ 261,684
1.25%, 08/07/26 ................. 375 365,562
Credit Suisse Group AG
3.80%, 06/09/23 ................. 600 621,630
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(b)(g)
........................ 400 426,000
(SOFR + 1.56%), 2.59%, 09/11/25
(a)(b)
.. 250 255,288
4.55%, 04/17/26 ................. 250 275,435
(SOFR + 2.04%), 2.19%, 06/05/26
(a)(b)
.. 485 487,711
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(a)(b)(g)
................... 550 592,790
(SOFR + 0.98%), 1.31%, 02/02/27
(a)(b)
.. 330 318,833
(SOFR + 3.73%), 4.19%, 04/01/31
(a)(b)
.. 250 275,710
(SOFR + 1.73%), 3.09%, 05/14/32
(a)(b)
.. 250 254,388
Deutsche Bank AG
(a)
(SOFR + 2.16%), 2.22%, 09/18/24 ..... 390 395,016
(SOFR + 1.13%), 1.45%, 04/01/25 ..... 555 551,555
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%),
6.00%
(g)
..................... 800 831,000
(SOFR + 1.87%), 2.13%, 11/24/26 ..... 150 149,754
Goldman Sachs Group, Inc. (The)
(LIBOR USD 3 Month + 1.05%), 2.91%,
06/05/23
(a)
................... 260 262,165
1.22%, 12/06/23 ................. 235 235,600
(SOFR + 0.57%), 0.67%, 03/08/24
(a)
... 300 298,645
3.50%, 01/23/25 ................. 350 368,984
3.50%, 04/01/25 ................. 460 486,420
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
................... 295 309,527
4.25%, 10/21/25 ................. 100 109,055
(SOFR + 0.61%), 0.86%, 02/12/26
(a)
... 100 98,041
3.75%, 02/25/26 ................. 100 107,691
Series U, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.92%),
3.65%
(a)(g)
.................... 400 396,000
3.50%, 11/16/26 ................. 285 303,724
(SOFR + 0.91%), 1.95%, 10/21/27
(a)
... 250 248,900
(LIBOR USD 3 Month + 1.16%), 3.81%,
04/23/29
(a)
................... 75 81,581
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
................... 225 249,936
(SOFR + 1.09%), 1.99%, 01/27/32
(a)
... 575 551,297
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
... 195 196,400
(SOFR + 1.25%), 2.38%, 07/21/32
(a)
... 100 98,460
6.13%, 02/15/33 ................. 90 118,499
6.75%, 10/01/37 ................. 125 177,237
5.15%, 05/22/45 ................. 65 84,530
Intercontinental Exchange, Inc., 4.25%,
09/21/48 ..................... 65 79,447
Morgan Stanley
(SOFR + 0.46%), 0.53%, 01/25/24
(a)
... 650 647,766
(LIBOR USD 3 Month + 0.85%), 3.74%,
04/24/24
(a)
................... 100 103,454
(SOFR + 0.53%), 0.79%, 05/30/25
(a)
... 455 449,054
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
... 454 467,845
4.00%, 07/23/25 ................. 430 466,008
3.88%, 01/27/26 ................. 250 270,333
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
... 575 586,280
(SOFR + 0.72%), 0.98%, 12/10/26
(a)
... 420 407,373
3.63%, 01/20/27 ................. 275 298,144
3.95%, 04/23/27 ................. 85 93,575
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
... 460 455,465
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
... USD 465 $ 457,671
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
................... 75 80,857
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
................... 300 326,453
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
... 165 179,799
(SOFR + 1.02%), 1.93%, 04/28/32
(a)
... 160 152,882
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
... 55 57,621
(SOFR + 1.43%), 2.80%, 01/25/52
(a)
... 40 39,248
MSCI, Inc.
(b)
4.00%, 11/15/29 ................. 12 12,540
3.63%, 09/01/30 ................. 58 59,305
3.88%, 02/15/31 ................. 21 21,866
3.63%, 11/01/31 ................. 49 50,838
3.25%, 08/15/33 ................. 104 105,170
Nomura Holdings, Inc.
1.65%, 07/14/26 ................. 200 196,334
2.61%, 07/14/31 ................. 200 197,364
Northern Trust Corp., 3.15%, 05/03/29 .... 50 53,823
State Street Corp.
(a)
(LIBOR USD 3 Month + 0.77%), 3.78%,
12/03/24 .................... 55 57,903
(LIBOR USD 3 Month + 1.00%), 1.20%,
06/15/47 .................... 1,388 1,183,529
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(g)
......................... 200 197,560
UBS Group AG
(a)
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23
(b)
................... 925 936,089
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(g)
......................... 800 862,600
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
.............. 640 637,957
(USD Swap Semi 5 Year + 4.87%), 7.00%
(g)
(h)
......................... 200 222,450
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(b)
.............. 255 248,760
22,063,080
Chemicals — 0.5%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ..................... 50 50,159
Ashland LLC, 3.38%, 09/01/31
(b)
........ 132 131,010
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. 200 208,500
3.38%, 02/15/29 ................. 150 145,125
Chemours Co. (The), 5.75%, 11/15/28
(b)
... 37 38,716
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 100 99,197
Dow Chemical Co. (The), 3.60%, 11/15/50 . 20 21,658
DuPont de Nemours, Inc.
4.21%, 11/15/23 ................. 500 528,735
5.32%, 11/15/38 ................. 110 141,738
5.42%, 11/15/48 ................. 36 50,376
Eastman Chemical Co., 4.80%, 09/01/42 .. 65 77,877
Ecolab, Inc., 2.70%, 12/15/51 ......... 190 186,518
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 562 564,810
EverArc Escrow SARL, 5.00%, 10/30/29
(b)
.. 201 201,149
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 180 185,850
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 46 47,150
HB Fuller Co., 4.25%, 10/15/28 ........ 32 32,960
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 139 148,232
Ingevity Corp., 3.88%, 11/01/28
(b)
....... 26 25,317

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Chemicals (continued)
International Flavors & Fragrances, Inc.
(b)
1.23%, 10/01/25 ................. USD 800 $ 782,330
2.30%, 11/01/30 ................. 95 93,153
3.47%, 12/01/50 ................. 191 200,096
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
87 88,740
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. 43 42,355
LYB International Finance III LLC
1.25%, 10/01/25 ................. 241 236,920
4.20%, 10/15/49 ................. 75 86,624
LyondellBasell Industries NV, 4.63%, 02/26/55 25 30,479
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
46 47,681
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. 9 9,293
PPG Industries, Inc., 1.20%, 03/15/26 .... 45 44,016
SCIH Salt Holdings, Inc., 6.63%, 05/01/29
(b)
. 56 52,360
Scotts Miracle-Gro Co. (The)
(b)
4.00%, 04/01/31 ................. 91 89,863
4.38%, 02/01/32 ................. 10 9,975
Sherwin-Williams Co. (The)
2.75%, 06/01/22 ................. 5 5,034
2.30%, 05/15/30 ................. 45 44,875
4.50%, 06/01/47 ................. 100 124,621
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
422 432,023
5,305,515
Commercial Services & Supplies — 0.6%
ADT Security Corp. (The), 4.13%, 06/15/23 . 14 14,541
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. 516 541,387
9.75%, 07/15/27 ................. 425 454,081
4.63%, 06/01/28 ................. 607 603,045
6.00%, 06/01/29 ................. 200 194,500
APi Escrow Corp., 4.75%, 10/15/29
(b)
..... 38 38,760
APi Group DE, Inc., 4.13%, 07/15/29
(b)
.... 50 50,250
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 91 95,550
5.75%, 07/15/29 ................. 101 99,485
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 310 316,262
6.38%, 05/01/25 ................. 35 36,575
5.00%, 02/01/28 ................. 51 52,721
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 14 14,560
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. 66 67,980
5.13%, 07/15/29 ................. 139 147,340
Covanta Holding Corp., 5.00%, 09/01/30 .. 45 45,900
Covert Mergeco, Inc., 4.88%, 12/01/29
(b)
... 28 28,420
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 84 83,580
9.50%, 11/01/27 ................. 115 123,991
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 18 18,521
3.75%, 08/01/25 ................. 53 53,530
5.13%, 12/15/26 ................. 270 280,800
4.00%, 08/01/28 ................. 166 162,680
3.50%, 09/01/28 ................. 109 107,365
4.75%, 06/15/29 ................. 98 98,858
4.38%, 08/15/29 ................. 111 109,959
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 141 146,111
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 27 27,135
Madison IAQ LLC
(b)
4.13%, 06/30/28 ................. 37 37,092
5.88%, 06/30/29 ................. 341 341,000
Nielsen Finance LLC
(b)
5.63%, 10/01/28 ................. 73 75,372
5.88%, 10/01/30 ................. 203 214,336
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. USD 24 $ 25,540
5.75%, 04/15/26 ................. 22 23,621
3.38%, 08/31/27 ................. 14 13,515
6.25%, 01/15/28 ................. 278 289,815
RELX Capital, Inc., 3.50%, 03/16/23 ..... 40 41,174
Republic Services, Inc.
0.88%, 11/15/25 ................. 90 87,473
3.38%, 11/15/27 ................. 35 37,506
3.95%, 05/15/28 ................. 140 155,051
2.30%, 03/01/30 ................. 100 100,253
2.38%, 03/15/33 ................. 20 19,906
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
.................... 25 25,263
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 51 50,235
Waste Management, Inc.
1.50%, 03/15/31 ................. 180 169,480
2.50%, 11/15/50 ................. 35 33,297
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 208 206,960
5,960,776
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 414 438,840
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 23 23,000
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 59 60,770
8.25%, 03/01/27 ................. 117 120,240
7.13%, 07/01/28 ................. 159 156,217
4.75%, 09/01/29 ................. 176 174,911
Motorola Solutions, Inc.
4.60%, 02/23/28 ................. 100 112,903
4.60%, 05/23/29 ................. 285 325,614
2.30%, 11/15/30 ................. 120 115,931
2.75%, 05/24/31 ................. 200 200,360
5.50%, 09/01/44 ................. 10 13,017
Nokia OYJ, 6.63%, 05/15/39 .......... 32 44,280
ViaSat, Inc.
(b)
5.63%, 04/15/27 ................. 82 84,517
6.50%, 07/15/28 ................. 337 337,843
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 110 109,994
2,318,437
Construction & Engineering — 0.0%
(b)
Arcosa, Inc., 4.38%, 04/15/29 ......... 130 131,788
Brand Industrial Services, Inc., 8.50%, 07/15/25 157 156,854
Dycom Industries, Inc., 4.50%, 04/15/29 ... 35 35,656
MasTec, Inc., 4.50%, 08/15/28 ......... 58 60,247
384,545
Consumer Finance — 1.3%
AerCap Ireland Capital DAC
4.13%, 07/03/23 ................. 150 155,792
4.88%, 01/16/24 ................. 175 186,105
3.50%, 01/15/25 ................. 410 427,989
1.75%, 01/30/26 ................. 335 328,572
3.65%, 07/21/27 ................. 220 231,841
3.00%, 10/29/28 ................. 165 167,332
Ally Financial, Inc.
5.75%, 11/20/25 ................. 280 315,792
2.20%, 11/02/28 ................. 160 158,932
American Express Co.
3.40%, 02/22/24 ................. 200 209,745
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%),
3.55%
(a)(g)
.................... 1,275 1,277,231

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
American Honda Finance Corp.
2.15%, 09/10/24 ................. USD 100 $ 102,465
1.20%, 07/08/25 ................. 100 99,608
1.00%, 09/10/25 ................. 625 614,993
Capital One Financial Corp.
3.90%, 01/29/24 ................. 180 189,419
3.30%, 10/30/24 ................. 300 315,739
(SOFR + 0.69%), 1.34%, 12/06/24
(a)
... 430 432,598
Series M, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.16%),
3.95%
(a)(g)
.................... 1,000 1,005,000
3.80%, 01/31/28 ................. 195 212,291
(SOFR + 1.27%), 2.62%, 11/02/32
(a)
.... 100 99,726
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... 28 27,790
Caterpillar Financial Services Corp., 1.45%,
05/15/25 ..................... 174 174,507
Ford Motor Credit Co. LLC
3.35%, 11/01/22 ................. 300 303,750
3.81%, 01/09/24 ................. 200 207,448
5.58%, 03/18/24 ................. 400 431,000
4.13%, 08/04/25 ................. 200 212,250
3.38%, 11/13/25 ................. 255 264,925
2.70%, 08/10/26 ................. 200 201,750
2.90%, 02/16/28 ................. 200 200,500
5.11%, 05/03/29 ................. 200 227,250
4.00%, 11/13/30 ................. 200 215,160
General Motors Financial Co., Inc.
3.25%, 01/05/23 ................. 175 178,786
4.15%, 06/19/23 ................. 800 832,028
3.95%, 04/13/24 ................. 200 210,446
4.00%, 01/15/25 ................. 235 249,643
4.35%, 04/09/25 ................. 535 575,597
4.30%, 07/13/25 ................. 35 37,728
1.25%, 01/08/26 ................. 130 127,197
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(i)
...... 84 80,825
Navient Corp.
6.13%, 03/25/24 ................. 20 21,325
5.88%, 10/25/24 ................. 23 24,524
5.50%, 03/15/29 ................. 103 102,742
OneMain Finance Corp.
6.88%, 03/15/25 ................. 35 38,937
7.13%, 03/15/26 ................. 35 39,900
3.50%, 01/15/27 ................. 110 108,763
6.63%, 01/15/28 ................. 282 315,840
5.38%, 11/15/29 ................. 6 6,524
SLM Corp., 3.13%, 11/02/26 .......... 65 64,350
Synchrony Financial
4.25%, 08/15/24 ................. 150 158,869
3.95%, 12/01/27 ................. 90 96,644
Toyota Motor Credit Corp.
1.80%, 02/13/25 ................. 100 101,497
0.80%, 10/16/25 ................. 115 112,277
1.15%, 08/13/27 ................. 340 329,983
2.15%, 02/13/30 ................. 190 190,396
13,002,321
Containers & Packaging — 0.4%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 400 412,000
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(b)
............... 310 307,133
Ardagh Packaging Finance plc
(b)
4.13%, 08/15/26 ................. 259 264,827
5.25%, 08/15/27 ................. 400 402,500
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Ball Corp.
2.88%, 08/15/30 ................. USD 12 $ 11,640
3.13%, 09/15/31 ................. 155 153,062
Berry Global, Inc., 1.57%, 01/15/26 ...... 430 420,764
Crown Americas LLC, 4.25%, 09/30/26 ... 34 36,295
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 8 9,650
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
10 10,351
Graphic Packaging International LLC
(b)
4.75%, 07/15/27 ................. 15 16,200
3.50%, 03/15/28 ................. 3 2,993
International Paper Co., 4.35%, 08/15/48 .. 75 91,865
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)
.................... 51 51,000
LABL, Inc., 5.88%, 11/01/28
(b)
......... 98 101,001
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 174 175,596
Sealed Air Corp., 4.00%, 12/01/27
(b)
..... 26 27,095
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 8 8,170
Trivium Packaging Finance BV
(b)(j)
5.50%, 08/15/26 ................. 400 416,000
8.50%, 08/15/27 ................. 600 634,500
WRKCo, Inc.
3.75%, 03/15/25 ................. 155 165,136
3.90%, 06/01/28 ................. 209 228,819
3.00%, 06/15/33 ................. 200 205,663
4,152,260
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 ................. 5 5,116
3.88%, 11/15/29 ................. 17 16,958
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 41 41,864
Wolverine Escrow LLC, 9.00%, 11/15/26 ... 92 87,400
151,338
Diversified Consumer Services — 0.1%
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 25 25,969
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 81 79,557
Service Corp. International, 4.00%, 05/15/31 232 234,900
Sotheby's
(b)
7.38%, 10/15/27 ................. 600 639,000
5.88%, 06/01/29 ................. 200 204,000
Trustees of Boston University, Series CC,
4.06%, 10/01/48 ................ 21 25,470
1,208,896
Diversified Financial Services — 0.4%
Blackstone Private Credit Fund, 3.25%,
03/15/27
(b)
.................... 470 474,855
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 200 205,000
LSEGA Financing plc, 1.38%, 04/06/26
(b)
.. 300 294,033
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... 123 124,691
NTT Finance Corp., 1.16%, 04/03/26
(b)
.... 835 819,173
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 158 178,540
7.38%, 09/01/25 ................. 79 82,555
Shell International Finance BV
3.25%, 05/11/25 ................. 120 127,710
2.38%, 11/07/29 ................. 10 10,214
2.75%, 04/06/30 ................. 10 10,445
3.63%, 08/21/42 ................. 25 27,457
3.00%, 11/26/51 ................. 15 15,241
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 113 117,069
Siemens Financieringsmaatschappij NV
(b)
1.20%, 03/11/26 ................. 510 501,678

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
2.88%, 03/11/41 ................. USD 250 $ 254,975
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 665 706,855
3,950,491
Diversified Telecommunication Services — 1.8%
Altice France Holding SA
(b)
10.50%, 05/15/27 ................ 1,325 1,424,375
6.00%, 02/15/28 ................. 200 191,000
Altice France SA
(b)
5.13%, 07/15/29 ................. 380 370,671
5.50%, 10/15/29 ................. 200 197,000
AT&T, Inc.
3.40%, 05/15/25 ................. 150 158,463
3.60%, 07/15/25 ................. 260 277,537
1.70%, 03/25/26 ................. 70 69,638
4.35%, 03/01/29 ................. 140 157,259
2.55%, 12/01/33 ................. 253 247,445
4.50%, 05/15/35 ................. 655 756,654
4.85%, 03/01/39 ................. 100 119,528
5.35%, 09/01/40 ................. 473 599,222
3.50%, 06/01/41 ................. 415 426,514
3.10%, 02/01/43 ................. 100 97,214
4.65%, 06/01/44 ................. 17 19,910
4.75%, 05/15/46 ................. 25 30,191
3.55%, 09/15/55 ................. 275 275,998
3.80%, 12/01/57 ................. 71 73,915
CCO Holdings LLC
4.75%, 03/01/30
(b)
................ 178 185,120
4.50%, 08/15/30
(b)
................ 123 125,852
4.25%, 02/01/31
(b)
................ 321 323,818
4.50%, 05/01/32 ................. 418 430,018
4.50%, 06/01/33
(b)
................ 74 75,497
4.25%, 01/15/34
(b)
................ 406 399,434
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 380 402,800
Frontier Communications Corp.
(b)
5.88%, 10/15/27 ................. 215 227,362
5.00%, 05/01/28 ................. 270 278,100
6.75%, 05/01/29 ................. 146 151,840
Frontier Communications Holdings LLC, 6.00%,
01/15/30
(b)
.................... 173 173,865
Iliad Holding SAS
(b)
6.50%, 10/15/26 ................. 200 210,146
7.00%, 10/15/28 ................. 200 210,314
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(j)
................... 108 109,485
Level 3 Financing, Inc.
(b)
4.63%, 09/15/27 ................. 35 35,700
4.25%, 07/01/28 ................. 285 282,150
3.63%, 01/15/29 ................. 23 21,850
3.75%, 07/15/29 ................. 14 13,300
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 .......... 27 29,160
Series Y, 7.50%, 04/01/24 .......... 2 2,190
5.13%, 12/15/26
(b)
................ 338 351,733
4.00%, 02/15/27
(b)
................ 129 130,877
Series G, 6.88%, 01/15/28 .......... 51 56,738
4.50%, 01/15/29
(b)
................ 267 258,322
5.38%, 06/15/29
(b)
................ 181 181,000
Series P, 7.60%, 09/15/39 .......... 14 15,015
Series U, 7.65%, 03/15/42 .......... 49 52,729
Sprint Capital Corp.
6.88%, 11/15/28 ................. 394 498,410
8.75%, 03/15/32 ................. 499 748,500
Switch Ltd.
(b)
3.75%, 09/15/28 ................. 100 100,750
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.13%, 06/15/29 ................. USD 289 $ 295,503
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 84 90,452
6.00%, 09/30/34 ................. 178 188,264
7.20%, 07/18/36 ................. 29 33,250
7.72%, 06/04/38 ................. 21 24,681
Telefonica Emisiones SA
4.10%, 03/08/27 ................. 150 165,105
5.52%, 03/01/49 ................. 150 195,268
Telesat Canada, 4.88%, 06/01/27
(b)
...... 55 48,565
Verizon Communications, Inc.
0.85%, 11/20/25 ................. 135 131,706
1.45%, 03/20/26 ................. 390 388,023
1.50%, 09/18/30 ................. 100 93,812
2.55%, 03/21/31 ................. 100 100,891
4.27%, 01/15/36 ................. 1,265 1,483,826
2.65%, 11/20/40 ................. 250 237,554
3.40%, 03/22/41 ................. 140 146,572
2.85%, 09/03/41 ................. 130 128,249
2.99%, 10/30/56 ................. 325 307,642
3.70%, 03/22/61 ................. 367 397,908
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 864 851,705
6.13%, 03/01/28 ................. 619 609,715
17,493,300
Electric Utilities — 1.7%
Alabama Power Co., 3.75%, 03/01/45 .... 25 27,663
Alliant Energy Finance LLC, 3.75%, 06/15/23
(b)
245 253,774
Baltimore Gas & Electric Co.
3.35%, 07/01/23 ................. 300 309,042
3.20%, 09/15/49 ................. 50 52,211
2.90%, 06/15/50 ................. 95 94,387
Duke Energy Carolinas LLC
6.10%, 06/01/37 ................. 24 32,537
6.05%, 04/15/38 ................. 100 138,592
3.75%, 06/01/45 ................. 50 55,282
3.70%, 12/01/47 ................. 60 66,719
3.95%, 03/15/48 ................. 50 57,596
3.20%, 08/15/49 ................. 200 206,995
3.45%, 04/15/51 ................. 25 27,340
Duke Energy Corp.
3.95%, 10/15/23 ................. 335 349,718
3.75%, 04/15/24 ................. 360 378,047
2.65%, 09/01/26 ................. 100 103,531
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
3.25%, 01/15/82
(a)
.............. 335 326,524
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 395 405,902
1.75%, 06/15/30 ................. 140 134,347
6.40%, 06/15/38 ................. 80 115,332
5.65%, 04/01/40 ................. 50 67,290
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 313 337,762
4.10%, 05/15/42 ................. 50 58,378
4.10%, 03/15/43 ................. 25 28,883
2.50%, 08/15/50 ................. 30 27,711
Edison International
2.40%, 09/15/22 ................. 250 252,400
Series B, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.90%),
5.00%
(a)(g)
.................... 65 66,417
Emera US Finance LP, 0.83%, 06/15/24 ... 265 260,064
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... 695 676,804

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Entergy Corp.
0.90%, 09/15/25 ................. USD 375 $ 363,200
2.40%, 06/15/31 ................. 100 98,489
Eversource Energy, Series H, 3.15%, 01/15/25 200 208,339
Exelon Corp.
4.05%, 04/15/30 ................. 50 55,553
4.70%, 04/15/50 ................. 70 87,874
FirstEnergy Corp.
Series A, 3.35%, 07/15/22
(j)
......... 17 17,052
Series B, 4.40%, 07/15/27
(j)
......... 185 199,252
2.65%, 03/01/30 ................. 316 312,050
Series B, 2.25%, 09/01/30 .......... 7 6,739
Series C, 7.38%, 11/15/31 .......... 28 37,783
Series C, 5.35%, 07/15/47
(j)
......... 50 59,438
Series C, 3.40%, 03/01/50 .......... 331 324,380
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 205 217,948
5.45%, 07/15/44 ................. 193 243,555
4.55%, 04/01/49 ................. 56 63,928
Florida Power & Light Co.
4.13%, 02/01/42 ................. 120 142,807
3.70%, 12/01/47 ................. 25 28,621
3.95%, 03/01/48 ................. 50 59,295
3.15%, 10/01/49 ................. 100 106,164
2.88%, 12/04/51 ................. 140 141,981
Interstate Power and Light Co.
3.25%, 12/01/24 ................. 100 104,976
3.50%, 09/30/49 ................. 25 26,791
MidAmerican Energy Co.
3.65%, 04/15/29 ................. 225 247,939
4.25%, 07/15/49 ................. 260 320,814
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
............... 265 291,064
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 ................. 90 90,534
3.55%, 05/01/27 ................. 30 32,499
1.90%, 06/15/28 ................. 185 183,050
2.44%, 01/15/32 ................. 235 235,525
3.00%, 01/15/52 ................. 60 59,893
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%),
3.80%, 03/15/82
(a)
.............. 725 737,569
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(b)
.................... 4 4,140
Northern States Power Co.
2.90%, 03/01/50 ................. 62 62,594
2.60%, 06/01/51 ................. 60 57,238
NRG Energy, Inc.
(b)
2.45%, 12/02/27 ................. 145 143,675
3.63%, 02/15/31 ................. 96 93,600
3.88%, 02/15/32 ................. 142 139,160
Ohio Power Co.
Series P, 2.60%, 04/01/30 .......... 200 204,959
4.00%, 06/01/49 ................. 120 137,851
Series R, 2.90%, 10/01/51 .......... 120 115,718
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 ................. 240 248,772
2.75%, 05/15/30 ................. 132 137,125
4.10%, 11/15/48 ................. 146 175,980
3.10%, 09/15/49 ................. 100 104,348
3.70%, 05/15/50 ................. 264 303,470
Pacific Gas & Electric Co.
1.37%, 03/10/23 ................. 460 457,128
3.40%, 08/15/24 ................. 190 196,470
3.45%, 07/01/25 ................. 274 284,182
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.30%, 12/01/27 ................. USD 440 $ 447,220
4.50%, 07/01/40 ................. 50 52,070
4.45%, 04/15/42 ................. 85 86,283
4.00%, 12/01/46 ................. 46 44,641
4.95%, 07/01/50 ................. 254 276,620
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 83 86,112
PECO Energy Co., 2.85%, 09/15/51 ..... 40 39,610
PG&E Corp., 5.25%, 07/01/30 ......... 48 50,338
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 29,198
Progress Energy, Inc., 6.00%, 12/01/39 ... 105 143,845
Public Service Co. of Colorado
3.80%, 06/15/47 ................. 60 67,603
Series 34, 3.20%, 03/01/50 ......... 75 78,192
2.70%, 01/15/51 ................. 75 71,957
Southern California Edison Co.
Series J, 0.70%, 08/01/23 .......... 230 228,557
1.10%, 04/01/24 ................. 505 503,082
Series E, 3.70%, 08/01/25 .......... 300 320,312
4.00%, 04/01/47 ................. 46 50,720
Series C, 4.13%, 03/01/48 .......... 9 10,096
Series B, 4.88%, 03/01/49 .......... 65 79,350
Series 20A, 2.95%, 02/01/51 ........ 75 71,413
Series H, 3.65%, 06/01/51 .......... 135 146,266
Tampa Electric Co.
4.45%, 06/15/49 ................. 100 125,666
3.45%, 03/15/51 ................. 35 38,215
Virginia Electric & Power Co.
8.88%, 11/15/38 ................. 205 361,507
4.45%, 02/15/44 ................. 100 122,068
2.45%, 12/15/50 ................. 25 23,031
Vistra Operations Co. LLC, 4.38%, 05/01/29
(b)
86 86,140
Wisconsin Electric Power Co., 2.05%, 12/15/24 250 255,806
16,778,678
Electrical Equipment — 0.0%
(b)
Sensata Technologies BV
5.63%, 11/01/24 ................. 9 9,894
5.00%, 10/01/25 ................. 4 4,340
4.00%, 04/15/29 ................. 44 44,935
Vertiv Group Corp., 4.13%, 11/15/28 ..... 254 256,540
315,709
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.05%, 03/01/25 ....... 70 71,316
II-VI, Inc., 5.00%, 12/15/29
(b)
.......... 136 138,886
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 ................. 235 246,750
3.75%, 02/15/31 ................. 65 64,769
521,721
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 59 61,950
6.25%, 04/01/28 ................. 422 440,028
ChampionX Corp., 6.38%, 05/01/26 ...... 16 16,640
Halliburton Co.
3.50%, 08/01/23 ................. 21 21,680
3.80%, 11/15/25 ................. 4 4,300
2.92%, 03/01/30 ................. 165 169,740
5.00%, 11/15/45 ................. 85 101,552
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 20 18,500
7.50%, 01/15/28 ................. 52 47,060
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.. 78 80,745
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 ..................... 40 39,852

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Tervita Corp., 11.00%, 12/01/25
(b)
....... USD 35 $ 40,294
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 19 18,620
USA Compression Partners LP
6.88%, 04/01/26 ................. 225 234,000
6.88%, 09/01/27 ................. 158 166,887
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. 5 5,290
8.63%, 04/30/30 ................. 79 82,014
1,549,152
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., 10.00%,
06/15/26
(b)
.................... 98 96,829
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... 53 53,928
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 9 9,090
6.50%, 05/15/27 ................. 312 341,250
4.75%, 10/15/27 ................. 180 184,950
3.75%, 01/15/28 ................. 45 44,662
Netflix, Inc., 4.38%, 11/15/26 .......... 237 262,478
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. 220 215,600
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 55 65,687
Walt Disney Co. (The)
4.63%, 03/23/40 ................. 92 114,356
3.50%, 05/13/40 ................. 201 220,134
WMG Acquisition Corp., 3.88%, 07/15/30
(b)
. 4 4,065
1,613,029
Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/26 ................. 200 216,413
2.75%, 12/15/29 ................. 175 180,341
4.90%, 12/15/30 ................. 185 222,218
2.00%, 05/18/32 ................. 75 71,626
1.88%, 02/01/33 ................. 160 150,344
American Finance Trust, Inc., 4.50%,
09/30/28
(b)
.................... 25 25,184
American Tower Corp.
3.00%, 06/15/23 ................. 35 35,986
5.00%, 02/15/24 ................. 285 306,656
2.40%, 03/15/25 ................. 330 338,849
4.00%, 06/01/25 ................. 175 187,270
1.30%, 09/15/25 ................. 100 98,476
1.45%, 09/15/26 ................. 90 88,063
3.38%, 10/15/26 ................. 185 196,567
3.95%, 03/15/29 ................. 255 278,032
1.88%, 10/15/30 ................. 150 141,744
2.70%, 04/15/31 ................. 170 170,517
2.95%, 01/15/51 ................. 60 56,833
Boston Properties LP
4.50%, 12/01/28 ................. 155 174,682
3.40%, 06/21/29 ................. 30 31,842
3.25%, 01/30/31 ................. 10 10,477
2.45%, 10/01/33 ................. 195 188,834
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 67 65,732
Camden Property Trust, 2.80%, 05/15/30 .. 70 72,796
Crown Castle International Corp.
3.20%, 09/01/24 ................. 280 292,236
1.05%, 07/15/26 ................. 400 386,285
4.30%, 02/15/29 ................. 45 50,233
3.10%, 11/15/29 ................. 60 62,647
2.25%, 01/15/31 ................. 250 243,562
2.50%, 07/15/31 ................. 240 238,220
2.90%, 04/01/41 ................. 125 121,566
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
4.15%, 07/01/50 ................. USD 60 $ 67,471
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 62 63,240
Diversified Healthcare Trust, 9.75%, 06/15/25 21 22,721
Duke Realty LP, 2.88%, 11/15/29 ....... 50 51,950
Equinix, Inc.
1.25%, 07/15/25 ................. 495 486,158
2.90%, 11/18/26 ................. 75 77,697
1.55%, 03/15/28 ................. 150 144,278
3.00%, 07/15/50 ................. 25 23,915
2.95%, 09/15/51 ................. 185 174,603
3.40%, 02/15/52 ................. 25 25,488
ERP Operating LP
2.85%, 11/01/26 ................. 90 94,670
4.15%, 12/01/28 ................. 50 56,400
2.50%, 02/15/30 ................. 50 51,293
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 47 45,901
GLP Capital LP
4.00%, 01/15/30 ................. 500 529,023
3.25%, 01/15/32 ................. 40 40,216
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 74 74,740
Healthpeak Properties, Inc.
3.00%, 01/15/30 ................. 55 57,736
2.88%, 01/15/31 ................. 50 51,996
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 137 140,215
Iron Mountain, Inc.
(b)
5.25%, 07/15/30 ................. 68 71,660
5.63%, 07/15/32 ................. 196 209,756
MGM Growth Properties Operating Partnership
LP
5.63%, 05/01/24 ................. 56 59,848
4.63%, 06/15/25
(b)
................ 90 95,948
4.50%, 09/01/26 ................. 353 379,475
4.50%, 01/15/28 ................. 135 145,800
3.88%, 02/15/29
(b)
................ 97 101,850
Mid-America Apartments LP, 1.70%, 02/15/31 45 42,972
MPT Operating Partnership LP
5.00%, 10/15/27 ................. 22 23,018
4.63%, 08/01/29 ................. 290 305,950
3.50%, 03/15/31 ................. 313 316,521
Prologis LP
3.88%, 09/15/28 ................. 50 56,016
2.25%, 04/15/30 ................. 100 100,508
Realty Income Corp.
3.00%, 01/15/27 ................. 125 131,867
3.95%, 08/15/27 ................. 155 171,858
2.20%, 06/15/28 ................. 110 111,029
2.85%, 12/15/32 ................. 95 98,581
Regency Centers LP, 4.13%, 03/15/28 .... 70 78,100
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 293 298,860
4.50%, 02/15/29
(b)
................ 126 126,000
RLJ Lodging Trust LP
(b)
3.75%, 07/01/26 ................. 51 51,280
4.00%, 09/15/29 ................. 37 36,605
SBA Communications Corp., 3.88%, 02/15/27 325 334,750
Service Properties Trust
4.35%, 10/01/24 ................. 10 9,800
7.50%, 09/15/25 ................. 129 139,763
5.50%, 12/15/27 ................. 41 42,078
Simon Property Group LP
3.75%, 02/01/24 ................. 240 251,273
3.80%, 07/15/50 ................. 175 196,238
UDR, Inc., 2.10%, 08/01/32 ........... 70 66,537

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Uniti Group LP
(b)
7.88%, 02/15/25 ................. USD 28 $ 29,225
4.75%, 04/15/28 ................. 156 154,710
6.50%, 02/15/29 ................. 235 234,193
6.00%, 01/15/30 ................. 65 62,552
Ventas Realty LP
3.00%, 01/15/30 ................. 55 56,763
4.75%, 11/15/30 ................. 100 116,467
VICI Properties LP
(b)
3.50%, 02/15/25 ................. 436 442,540
4.25%, 12/01/26 ................. 127 132,267
3.75%, 02/15/27 ................. 93 96,055
4.63%, 12/01/29 ................. 208 221,359
4.13%, 08/15/30 ................. 353 373,297
Welltower, Inc., 2.05%, 01/15/29 ........ 140 137,785
13,095,096
Food & Staples Retailing — 0.2%
7-Eleven, Inc.
(b)
0.80%, 02/10/24 ................. 225 222,431
0.95%, 02/10/26 ................. 550 532,580
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 109 111,044
4.63%, 01/15/27 ................. 261 273,904
5.88%, 02/15/28 ................. 115 121,900
4.88%, 02/15/30 ................. 6 6,478
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... 127 125,992
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
29 31,053
US Foods, Inc.
(b)
6.25%, 04/15/25 ................. 29 30,196
4.75%, 02/15/29 ................. 101 102,641
Walmart, Inc.
2.50%, 09/22/41 ................. 85 85,699
2.65%, 09/22/51 ................. 170 173,816
1,817,734
Food Products — 0.4%
Chobani LLC
(b)
7.50%, 04/15/25 ................. 207 213,096
4.63%, 11/15/28 ................. 78 80,142
General Mills, Inc.
4.00%, 04/17/25 ................. 95 102,006
2.25%, 10/14/31 ................. 10 9,881
JBS USA LUX SA, 3.75%, 12/01/31
(b)
..... 147 149,205
JDE Peet's NV, 1.38%, 01/15/27
(b)
....... 330 318,686
Kraft Heinz Foods Co.
3.00%, 06/01/26 ................. 65 67,987
6.88%, 01/26/39 ................. 47 69,077
4.63%, 10/01/39 ................. 16 18,792
6.50%, 02/09/40 ................. 35 49,779
5.00%, 06/04/42 ................. 24 29,855
5.20%, 07/15/45 ................. 79 100,446
4.38%, 06/01/46 ................. 159 186,189
4.88%, 10/01/49 ................. 386 484,794
5.50%, 06/01/50 ................. 648 877,318
Lamb Weston Holdings, Inc.
(b)
4.13%, 01/31/30 ................. 63 64,650
4.38%, 01/31/32 ................. 61 62,907
McCormick & Co., Inc., 0.90%, 02/15/26 ... 95 91,813
Pilgrim's Pride Corp.
(b)
4.25%, 04/15/31 ................. 10 10,500
3.50%, 03/01/32 ................. 211 213,110
Post Holdings, Inc.
(b)
5.63%, 01/15/28 ................. 61 64,644
5.50%, 12/15/29 ................. 25 26,266
Security
Par (000)
Par (000) Value
Food Products (continued)
4.50%, 09/15/31 ................. USD 49 $ 48,632
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 98 96,530
Tyson Foods, Inc., 3.90%, 09/28/23 ...... 40 41,866
3,478,171
Gas Utilities — 0.1%
Atmos Energy Corp.
2.63%, 09/15/29 ................. 40 41,124
2.85%, 02/15/52 ................. 75 72,882
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... 130 123,127
ONE Gas, Inc., 1.10%, 03/11/24 ........ 310 308,311
Piedmont Natural Gas Co., Inc., 3.35%,
06/01/50 ..................... 50 51,262
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 50 50,562
647,268
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
3.75%, 11/30/26 ................. 68 75,142
4.75%, 11/30/36 ................. 105 133,993
4.90%, 11/30/46 ................. 70 95,704
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 388 404,490
3.88%, 11/01/29 ................. 107 108,168
Becton Dickinson and Co.
3.73%, 12/15/24 ................. 52 55,272
3.70%, 06/06/27 ................. 559 609,183
4.67%, 06/06/47 ................. 50 63,042
3.79%, 05/20/50 ................. 180 201,973
Hologic, Inc., 3.25%, 02/15/29
(b)
........ 27 27,000
Medtronic, Inc.
4.38%, 03/15/35 ................. 108 132,855
4.63%, 03/15/45 ................. 25 32,741
Mozart Debt Merger Sub, Inc.
(b)
3.88%, 04/01/29 ................. 153 152,460
5.25%, 10/01/29 ................. 510 516,956
Ortho-Clinical Diagnostics, Inc.
(b)
7.38%, 06/01/25 ................. 83 87,565
7.25%, 02/01/28 ................. 436 468,700
Teleflex, Inc., 4.63%, 11/15/27 ......... 20 20,800
3,186,044
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 22 23,124
5.00%, 04/15/29 ................. 41 42,127
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 20 21,200
5.13%, 03/01/30 ................. 19 19,333
Aetna, Inc.
2.75%, 11/15/22 ................. 25 25,325
4.13%, 11/15/42 ................. 50 56,394
3.88%, 08/15/47 ................. 136 151,283
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
117 115,830
Akumin Escrow, Inc., 7.50%, 08/01/28
(b)
... 22 20,625
Akumin, Inc., 7.00%, 11/01/25
(b)
........ 25 23,792
Anthem, Inc.
2.38%, 01/15/25 ................. 615 634,164
4.10%, 03/01/28 ................. 120 133,051
2.25%, 05/15/30 ................. 15 14,946
2.75%, 10/15/42
(e)
................ 44 289,124
4.65%, 01/15/43 ................. 55 68,724
3.70%, 09/15/49 ................. 1 1,113
3.13%, 05/15/50 ................. 126 129,103
Banner Health, Series 2020, 3.18%, 01/01/50 25 26,407

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Cano Health LLC, 6.25%, 10/01/28
(b)
..... USD 47 $ 47,001
Centene Corp.
4.25%, 12/15/27 ................. 207 215,798
2.45%, 07/15/28 ................. 329 324,065
4.63%, 12/15/29 ................. 437 471,287
3.38%, 02/15/30 ................. 30 30,552
3.00%, 10/15/30 ................. 241 244,979
2.50%, 03/01/31 ................. 727 707,745
2.63%, 08/01/31 ................. 191 187,180
Cigna Corp.
4.13%, 11/15/25 ................. 545 596,021
1.25%, 03/15/26 ................. 300 295,669
4.80%, 08/15/38 ................. 50 61,500
4.90%, 12/15/48 ................. 145 187,358
CommonSpirit Health
3.35%, 10/01/29 ................. 200 212,676
2.78%, 10/01/30 ................. 40 40,941
3.91%, 10/01/50 ................. 205 228,070
Community Health Systems, Inc.
(b)
6.63%, 02/15/25 ................. 875 905,625
8.00%, 03/15/26 ................. 231 242,839
5.63%, 03/15/27 ................. 111 117,475
6.00%, 01/15/29 ................. 165 175,931
6.88%, 04/15/29 ................. 36 36,675
6.13%, 04/01/30 ................. 113 111,793
CVS Health Corp.
3.88%, 07/20/25 ................. 370 397,634
1.30%, 08/21/27 ................. 75 72,707
4.30%, 03/25/28 ................. 153 171,695
3.75%, 04/01/30 ................. 250 274,088
1.88%, 02/28/31 ................. 710 681,179
4.78%, 03/25/38 ................. 60 73,035
5.13%, 07/20/45 ................. 175 227,476
5.05%, 03/25/48 ................. 265 346,471
DaVita, Inc., 4.63%, 06/01/30
(b)
........ 4 4,095
Encompass Health Corp.
4.50%, 02/01/28 ................. 20 20,575
4.75%, 02/01/30 ................. 180 185,400
4.63%, 04/01/31 ................. 75 76,312
HCA, Inc.
5.38%, 02/01/25 ................. 27 29,673
5.38%, 09/01/26 ................. 185 207,894
5.63%, 09/01/28 ................. 123 143,724
3.50%, 09/01/30 ................. 421 444,944
5.50%, 06/15/47 ................. 189 247,314
5.25%, 06/15/49 ................. 215 276,129
3.50%, 07/15/51 ................. 285 290,550
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 148 146,520
Humana, Inc., 2.15%, 02/03/32 ........ 75 72,520
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 40 41,700
4.38%, 02/15/27 ................. 36 36,270
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 145 144,275
MEDNAX, Inc., 6.25%, 01/15/27
(b)
....... 39 40,804
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(b)
.................... 63 64,339
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 23 24,150
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 70 72,100
3.88%, 11/15/30 ................. 79 81,962
3.88%, 05/15/32 ................. 75 75,469
Northwell Healthcare, Inc., 4.26%, 11/01/47 . 19 22,431
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 50 50,125
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 180 190,800
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... USD 33 $ 34,871
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 350 352,625
10.00%, 04/15/27 ................ 229 243,312
Sutter Health
Series 20A, 2.29%, 08/15/30 ........ 223 222,676
Series 20A, 3.36%, 08/15/50 ........ 68 71,254
Tenet Healthcare Corp.
(b)
4.63%, 09/01/24 ................. 19 19,428
7.50%, 04/01/25 ................. 32 33,678
4.88%, 01/01/26 ................. 496 509,456
5.13%, 11/01/27 ................. 319 332,159
4.63%, 06/15/28 ................. 12 12,330
6.13%, 10/01/28 ................. 135 142,588
4.25%, 06/01/29 ................. 61 61,945
UnitedHealth Group, Inc.
3.70%, 12/15/25 ................. 140 152,235
3.10%, 03/15/26 ................. 10 10,689
2.30%, 05/15/31 ................. 120 122,090
3.50%, 08/15/39 ................. 105 116,423
2.75%, 05/15/40 ................. 105 106,594
3.05%, 05/15/41 ................. 50 52,331
4.38%, 03/15/42 ................. 200 243,665
4.75%, 07/15/45 ................. 105 137,453
4.25%, 06/15/48 ................. 20 24,774
3.70%, 08/15/49 ................. 50 57,535
3.25%, 05/15/51 ................. 45 48,682
3.88%, 08/15/59 ................. 26 31,115
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 114 118,988
15,730,101
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
......... 200 207,060
Hotels, Restaurants & Leisure — 1.0%
1011778 BC ULC
(b)
5.75%, 04/15/25 ................. 100 103,750
3.88%, 01/15/28 ................. 159 161,029
4.38%, 01/15/28 ................. 260 265,200
Affinity Gaming, 6.88%, 12/15/27
(b)
...... 51 53,040
Airbnb, Inc., 0.00%, 03/15/26
(b)(e)(f)
....... 213 208,421
Booking Holdings, Inc., 0.75%, 05/01/25
(e)
.. 143 209,996
Boyd Gaming Corp.
8.63%, 06/01/25
(b)
................ 49 52,504
4.75%, 12/01/27 ................. 63 64,260
4.75%, 06/15/31
(b)
................ 228 232,560
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 94 96,820
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 502 526,912
8.13%, 07/01/27 ................. 584 646,745
4.63%, 10/15/29 ................. 224 224,000
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 210 219,306
Carnival Corp.
(b)
10.50%, 02/01/26 ................ 176 200,903
5.75%, 03/01/27 ................. 337 337,000
9.88%, 08/01/27 ................. 178 203,403
4.00%, 08/01/28 ................. 485 481,363
6.00%, 05/01/29 ................. 204 202,980
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 54 56,228
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 251 259,785
6.50%, 10/01/28 ................. 18 19,170
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 91 93,730

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
4.75%, 01/15/28 ................. USD 133 $ 137,655
Everi Holdings, Inc., 5.00%, 07/15/29
(b)
.... 20 20,200
Expedia Group, Inc.
3.60%, 12/15/23 ................. 65 67,534
4.50%, 08/15/24 ................. 325 347,291
6.25%, 05/01/25
(b)
................ 75 84,612
3.25%, 02/15/30 ................. 205 209,203
2.95%, 03/15/31 ................. 85 84,879
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
... 301 301,000
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(b)
................ 54 56,192
5.75%, 05/01/28
(b)
................ 51 54,489
4.88%, 01/15/30 ................. 384 410,400
4.00%, 05/01/31
(b)
................ 36 36,812
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 41 42,230
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. 91 94,185
8.00%, 04/15/26 ................. 67 70,211
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
70 67,725
McDonald's Corp., 1.45%, 09/01/25 ...... 320 322,850
MGM Resorts International
7.75%, 03/15/22 ................. 87 88,088
6.00%, 03/15/23 ................. 8 8,360
5.75%, 06/15/25 ................. 29 31,211
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 90 90,450
NCL Corp. Ltd.
(b)
10.25%, 02/01/26 ................ 19 22,100
5.88%, 03/15/26 ................. 99 98,561
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 154 151,690
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 83 89,640
Penn National Gaming, Inc., 4.13%, 07/01/29
(b)
34 32,980
Powdr Corp., 6.00%, 08/01/25
(b)
........ 108 112,320
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 44 43,656
5.88%, 09/01/31 ................. 44 44,153
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 67 67,670
Royal Caribbean Cruises Ltd.
(b)
10.88%, 06/01/23 ................ 35 38,238
9.13%, 06/15/23 ................. 43 45,472
11.50%, 06/01/25 ................ 40 44,800
5.50%, 08/31/26 ................. 43 43,722
5.50%, 04/01/28 ................. 178 180,058
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 55 58,713
5.00%, 10/15/25 ................. 123 126,628
8.25%, 03/15/26 ................. 117 123,143
7.00%, 05/15/28 ................. 97 103,305
7.25%, 11/15/29 ................. 27 30,105
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
422 450,672
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 33 33,188
4.63%, 12/01/31 ................. 91 91,746
Travel + Leisure Co., 6.63%, 07/31/26
(b)
... 35 38,809
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 33 34,320
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 67 66,916
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 49 50,470
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 89 90,986
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 ................. 44 46,145
5.13%, 10/01/29 ................. 265 268,975
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.
4.75%, 01/15/30
(b)
................ USD 2 $ 2,165
5.35%, 11/01/43 ................. 14 15,481
10,191,509
Household Durables — 0.2%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 11 11,605
4.63%, 08/01/29 ................. 38 37,525
4.63%, 04/01/30 ................. 38 37,335
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 79 79,055
4.88%, 02/15/30 ................. 102 104,327
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
72 75,600
DR Horton, Inc., 1.30%, 10/15/26 ....... 55 53,706
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 21 21,840
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 64 66,880
Lennar Corp., 4.50%, 04/30/24 ........ 100 106,218
Mattamy Group Corp.
(b)
5.25%, 12/15/27 ................. 48 50,484
4.63%, 03/01/30 ................. 20 20,369
Meritage Homes Corp., 5.13%, 06/06/27 ... 17 18,722
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
22 22,440
Newell Brands, Inc., 6.00%, 04/01/46
(j)
.... 42 53,888
Panasonic Corp., 2.54%, 07/19/22
(b)
..... 200 201,586
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
153 159,885
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
104 99,965
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. 21 23,520
5.13%, 08/01/30 ................. 11 12,100
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 94 95,645
3.88%, 10/15/31 ................. 104 104,197
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 20 21,775
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 19 20,401
5.70%, 06/15/28 ................. 14 15,400
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 112 115,640
1,630,108
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 60 60,525
4.13%, 04/30/31
(b)
................ 74 74,370
Energizer Holdings, Inc.
(b)
4.75%, 06/15/28 ................. 29 29,616
4.38%, 03/31/29 ................. 6 5,856
Spectrum Brands, Inc.
5.75%, 07/15/25 ................. 6 6,127
5.00%, 10/01/29
(b)
................ 58 60,828
5.50%, 07/15/30
(b)
................ 42 45,045
3.88%, 03/15/31
(b)
................ 16 15,800
298,167
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
1.38%, 01/15/26 ................. 390 378,478
2.45%, 01/15/31 ................. 205 199,733
Alexander Funding Trust, 1.84%, 11/15/23
(b)
200 200,679
Calpine Corp.
(b)
5.25%, 06/01/26 ................. 4 4,104
4.50%, 02/15/28 ................. 47 48,763
5.13%, 03/15/28 ................. 536 544,126
5.00%, 02/01/31 ................. 11 11,000

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
3.75%, 03/01/31 ................. USD 2 $ 1,927
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................. 33 34,691
3.75%, 01/15/32 ................. 99 98,258
Colbun SA, 3.15%, 01/19/32
(b)
......... 300 296,212
1,817,971
Industrial Conglomerates — 0.1%
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............. 379 452,284
General Electric Co., 6.75%, 03/15/32 .... 108 147,285
Roper Technologies, Inc.
3.65%, 09/15/23 ................. 165 171,759
1.00%, 09/15/25 ................. 25 24,426
3.80%, 12/15/26 ................. 50 54,772
1.75%, 02/15/31 ................. 85 79,815
930,341
Insurance — 0.8%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 87 85,913
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 454 454,000
6.75%, 10/15/27 ................. 653 677,487
5.88%, 11/01/29 ................. 442 449,691
Allianz SE
(a)(b)(g)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ...................... 400 400,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ...................... 400 384,000
Allstate Corp. (The), Series B, (LIBOR USD 3
Month + 2.94%), 5.75%, 08/15/53
(a)
.... 250 260,000
American International Group, Inc.
2.50%, 06/30/25 ................. 200 206,219
3.40%, 06/30/30 ................. 320 346,036
4.50%, 07/16/44 ................. 252 310,351
4.80%, 07/10/45 ................. 58 74,317
4.75%, 04/01/48 ................. 50 63,685
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 107 108,070
Aon Corp.
3.75%, 05/02/29 ................. 100 109,621
2.60%, 12/02/31 ................. 215 218,739
Aon plc, 4.45%, 05/24/43 ............ 140 164,233
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
.. 47 45,708
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
49 48,143
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. 178 184,675
Hartford Financial Services Group, Inc. (The)
4.40%, 03/15/48 ................. 20 24,493
2.90%, 09/15/51 ................. 15 14,780
HUB International Ltd., 7.00%, 05/01/26
(b)
.. 376 386,340
Liberty Mutual Group, Inc., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.32%), 4.12%, 12/15/51
(a)(b)
....... 400 399,000
Marsh & McLennan Cos., Inc.
3.50%, 06/03/24 ................. 100 105,432
3.50%, 03/10/25 ................. 210 222,267
4.38%, 03/15/29 ................. 75 85,492
2.25%, 11/15/30 ................. 190 189,602
2.38%, 12/15/31 ................. 55 55,522
Met Tower Global Funding, 1.25%, 09/14/26
(b)
180 176,102
MetLife, Inc., 4.72%, 12/15/44
(j)
........ 35 45,448
NFP Corp.
(b)
4.88%, 08/15/28 ................. 199 200,990
6.88%, 08/15/28 ................. 568 569,465
Security
Par (000)
Par (000) Value
Insurance (continued)
Principal Life Global Funding II, 2.25%,
11/21/24
(b)
.................... USD 110 $ 112,388
Prudential Financial, Inc.
3.94%, 12/07/49 ................. 50 58,324
4.35%, 02/25/50 ................. 95 118,501
3.70%, 03/13/51 ................. 75 85,341
Teachers Insurance & Annuity Association of
America
(b)
6.85%, 12/16/39 ................. 7 10,443
4.27%, 05/15/47 ................. 125 150,979
Travelers Cos., Inc. (The)
4.30%, 08/25/45 ................. 35 43,180
2.55%, 04/27/50 ................. 15 14,261
7,659,738
Interactive Media & Services — 0.1%
Alphabet, Inc.
1.90%, 08/15/40 ................. 280 254,968
2.05%, 08/15/50 ................. 50 44,622
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
.................... 56 54,600
Tencent Holdings Ltd., 3.84%, 04/22/51
(b)
.. 200 209,620
Twitter, Inc., 3.88%, 12/15/27
(b)
......... 110 114,634
678,444
Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 300 278,625
Amazon.com, Inc.
3.15%, 08/22/27 ................. 405 437,409
3.88%, 08/22/37 ................. 119 139,865
4.05%, 08/22/47 ................. 30 36,373
2.50%, 06/03/50 ................. 110 104,735
3.10%, 05/12/51 ................. 342 365,127
2.70%, 06/03/60 ................. 60 57,816
3.25%, 05/12/61 ................. 245 263,729
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 83 81,132
eBay, Inc., 3.60%, 06/05/27 .......... 100 108,730
Go Daddy Operating Co. LLC
(b)
5.25%, 12/01/27 ................. 50 51,687
3.50%, 03/01/29 ................. 43 42,671
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 262 272,585
4.13%, 08/01/30 ................. 38 38,380
3.63%, 10/01/31 ................. 41 39,821
2,318,685
IT Services — 0.8%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 200 199,000
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
42 41,685
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 35 34,982
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
..... 23 23,747
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
120 119,843
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. 79 80,382
4.00%, 07/01/29 ................. 244 252,024
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 201 207,794
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................. 200 194,000
5.63%, 09/15/28 ................. 200 197,162
Endure Digital, Inc., 6.00%, 02/15/29
(b)
.... 50 46,500
Fidelity National Information Services, Inc.
1.15%, 03/01/26 ................. 463 450,996
3.10%, 03/01/41 ................. 80 80,776
Fiserv, Inc.
2.75%, 07/01/24 ................. 855 884,346
3.85%, 06/01/25 ................. 150 160,190
3.20%, 07/01/26 ................. 300 317,197

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
3.50%, 07/01/29 ................. USD 100 $ 107,544
4.40%, 07/01/49 ................. 40 47,654
Gartner, Inc.
(b)
4.50%, 07/01/28 ................. 119 124,282
3.63%, 06/15/29 ................. 96 97,061
3.75%, 10/01/30 ................. 105 107,352
Global Payments, Inc.
3.75%, 06/01/23 ................. 35 36,068
2.65%, 02/15/25 ................. 145 149,013
1.20%, 03/01/26 ................. 365 354,292
4.80%, 04/01/26 ................. 50 55,508
2.15%, 01/15/27 ................. 60 60,239
3.20%, 08/15/29 ................. 252 262,473
4.15%, 08/15/49 ................. 130 148,287
International Business Machines Corp.
3.00%, 05/15/24 ................. 440 459,626
4.15%, 05/15/39 ................. 100 115,484
2.85%, 05/15/40 ................. 100 98,158
4.00%, 06/20/42 ................. 30 34,506
4.25%, 05/15/49 ................. 250 303,215
Mastercard, Inc.
1.90%, 03/15/31 ................. 90 90,491
3.65%, 06/01/49 ................. 5 5,786
3.85%, 03/26/50 ................. 45 54,082
MoneyGram International, Inc., 5.38%,
08/01/26
(b)
.................... 40 40,600
Northwest Fiber LLC
(b)
4.75%, 04/30/27 ................. 114 112,860
6.00%, 02/15/28 ................. 77 75,460
10.75%, 06/01/28 ................ 22 23,980
PayPal Holdings, Inc.
1.65%, 06/01/25 ................. 390 394,766
2.85%, 10/01/29 ................. 50 52,622
2.30%, 06/01/30 ................. 200 203,130
3.25%, 06/01/50 ................. 145 155,309
Shift4 Payments, Inc., 0.00%, 12/15/25
(b)(e)(f)
. 131 138,126
Square, Inc., 3.50%, 06/01/31
(b)
........ 226 231,650
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 101 104,535
Twilio, Inc., 3.88%, 03/15/31 .......... 131 132,271
Visa, Inc.
2.05%, 04/15/30 ................. 30 30,387
3.65%, 09/15/47 ................. 15 17,456
7,714,897
Leisure Products — 0.0%
Mattel, Inc.
5.88%, 12/15/27
(b)
................ 68 73,097
3.75%, 04/01/29
(b)
................ 71 73,574
6.20%, 10/01/40 ................. 106 137,150
5.45%, 11/01/41 ................. 92 109,825
393,646
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
(b)
4.25%, 05/01/28 ................. 46 47,840
3.75%, 03/15/29 ................. 12 12,120
4.00%, 03/15/31 ................. 34 34,837
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
200 200,250
Syneos Health, Inc., 3.63%, 01/15/29
(b)
... 147 145,162
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24 195 194,784
634,993
Machinery — 0.2%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 22 22,880
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
.................... 34 34,255
Clark Equipment Co., 5.88%, 06/01/25
(b)
... 17 17,638
Security
Par (000)
Par (000) Value
Machinery (continued)
Colfax Corp., 6.38%, 02/15/26
(b)
........ USD 30 $ 31,012
Daimler Trucks Finance North America LLC,
2.00%, 12/14/26
(b)
............... 180 180,768
EnPro Industries, Inc., 5.75%, 10/15/26 ... 108 112,860
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 44 44,660
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(i)
......... 131 137,550
Meritor, Inc., 4.50%, 12/15/28
(b)
........ 24 24,060
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
39 39,390
OT Merger Corp., 7.88%, 10/15/29
(b)
..... 44 43,285
Otis Worldwide Corp.
2.57%, 02/15/30 ................. 43 43,618
3.11%, 02/15/40 ................. 16 16,412
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... 46 46,920
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
21 22,391
Terex Corp., 5.00%, 05/15/29
(b)
........ 103 105,833
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 352 357,280
Titan International, Inc., 7.00%, 04/30/28 .. 22 23,430
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(b)
200 214,250
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
400 420,500
Wabash National Corp., 4.50%, 10/15/28
(b)
. 83 83,830
2,022,822
Marine — 0.0%
Seaspan Corp., 5.50%, 08/01/29
(b)
...... 123 123,615
Media — 1.9%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
.................... 36 37,710
Altice Financing SA
(b)
5.00%, 01/15/28 ................. 200 195,178
5.75%, 08/15/29 ................. 296 293,040
AMC Networks, Inc.
4.75%, 08/01/25 ................. 83 84,764
4.25%, 02/15/29 ................. 41 40,743
Block Communications, Inc., 4.88%, 03/01/28
(b)
39 39,000
Cable One, Inc., 1.13%, 03/15/28
(b)(e)
..... 387 383,063
Charter Communications Operating LLC
4.50%, 02/01/24 ................. 1,020 1,084,751
4.91%, 07/23/25 ................. 401 441,544
5.05%, 03/30/29 ................. 300 343,441
2.80%, 04/01/31 ................. 335 331,480
6.38%, 10/23/35 ................. 99 127,883
6.48%, 10/23/45 ................. 661 902,653
5.75%, 04/01/48 ................. 75 93,529
5.13%, 07/01/49 ................. 125 144,996
6.83%, 10/23/55 ................. 12 17,162
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 200 207,500
Clear Channel Outdoor Holdings, Inc.
(b)
7.75%, 04/15/28 ................. 209 223,630
7.50%, 06/01/29 ................. 390 416,325
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
............... 899 930,249
Comcast Corp.
3.95%, 10/15/25 ................. 530 578,617
3.15%, 02/15/28 ................. 185 198,574
4.15%, 10/15/28 ................. 75 85,142
2.65%, 02/01/30 ................. 300 311,129
3.20%, 07/15/36 ................. 200 213,295
3.75%, 04/01/40 ................. 500 559,763
4.00%, 03/01/48 ................. 92 105,973
2.80%, 01/15/51 ................. 170 163,779
2.89%, 11/01/51
(b)
................ 488 472,377
4.05%, 11/01/52 ................. 150 175,190

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
2.94%, 11/01/56
(b)
................ USD 249 $ 237,181
CSC Holdings LLC
5.25%, 06/01/24 ................. 27 28,080
5.75%, 01/15/30
(b)
................ 400 398,500
4.13%, 12/01/30
(b)
................ 200 195,250
4.63%, 12/01/30
(b)
................ 246 232,777
DIRECTV Holdings LLC, 5.88%, 08/15/27
(b)
. 199 203,718
DISH DBS Corp.
5.88%, 07/15/22 ................. 247 251,014
5.00%, 03/15/23 ................. 102 104,550
7.75%, 07/01/26 ................. 160 168,800
5.25%, 12/01/26
(b)
................ 498 505,861
5.75%, 12/01/28
(b)
................ 423 427,230
5.13%, 06/01/29 ................. 164 149,240
DISH Network Corp., 3.38%, 08/15/26
(e)
... 117 110,747
Fox Corp., 3.05%, 04/07/25 .......... 125 131,211
GCI LLC, 4.75%, 10/15/28
(b)
.......... 29 29,761
Gray Television, Inc., 7.00%, 05/15/27
(b)
... 27 28,856
iHeartCommunications, Inc., 8.38%, 05/01/27 12 12,652
Interpublic Group of Cos., Inc. (The)
3.38%, 03/01/41 ................. 75 77,219
5.40%, 10/01/48 ................. 15 20,361
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 ................. 180 189,000
5.13%, 07/15/29 ................. 200 201,000
Liberty Broadband Corp.
(b)(e)
1.25%, 09/30/50 ................. 141 139,026
2.75%, 09/30/50 ................. 255 258,311
Midas OpCo Holdings LLC, 5.63%, 08/15/29
(b)
38 38,903
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 39 40,170
Omnicom Group, Inc., 3.65%, 11/01/24 ... 125 132,490
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 72 73,676
4.25%, 01/15/29 ................. 41 41,075
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 365 368,650
6.50%, 09/15/28 ................. 742 745,365
Scripps Escrow II, Inc., 3.88%, 01/15/29
(b)
.. 4 3,995
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 109 103,277
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 244 244,071
4.00%, 07/15/28 ................. 192 193,073
5.50%, 07/01/29 ................. 67 72,193
4.13%, 07/01/30 ................. 54 54,000
3.88%, 09/01/31 ................. 292 286,291
Sky Ltd., 3.75%, 09/16/24
(b)
........... 200 212,960
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 200 206,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
382 412,854
Time Warner Cable LLC
5.88%, 11/15/40 ................. 70 87,354
4.50%, 09/15/42 ................. 37 40,338
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 58 58,580
6.63%, 06/01/27 ................. 63 67,882
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
200 204,000
ViacomCBS, Inc.
3.88%, 04/01/24 ................. 90 94,764
4.38%, 03/15/43 ................. 150 170,652
5.85%, 09/01/43 ................. 50 67,350
Videotron Ltd., 3.63%, 06/15/29
(b)
....... 111 111,555
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 403 406,041
Security
Par (000)
Par (000) Value
Media (continued)
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
.... USD 200 $ 201,000
Ziggo BV, 5.50%, 01/15/27
(b)
.......... 250 256,875
18,298,259
Metals & Mining — 0.5%
Allegheny Technologies, Inc.
4.88%, 10/01/29 ................. 38 38,038
5.13%, 10/01/31 ................. 43 43,323
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 61 63,745
6.13%, 02/15/28 ................. 271 288,398
Barrick Gold Corp., 5.25%, 04/01/42 ..... 100 129,681
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 50 66,122
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 509 550,356
Constellium SE
(b)
5.88%, 02/15/26 ................. 250 253,307
3.75%, 04/15/29 ................. 500 491,948
Freeport-McMoRan, Inc.
5.40%, 11/14/34 ................. 13 15,827
5.45%, 03/15/43 ................. 475 597,118
Glencore Funding LLC, 2.63%, 09/23/31
(b)
.. 205 199,234
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
.................... 68 73,950
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 24 24,240
4.50%, 06/01/31 ................. 49 48,204
New Gold, Inc.
(b)
6.38%, 05/15/25 ................. 8 8,220
7.50%, 07/15/27 ................. 266 282,625
Newmont Corp.
2.80%, 10/01/29 ................. 111 114,129
2.25%, 10/01/30 ................. 50 49,296
4.88%, 03/15/42 ................. 25 31,312
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 170 171,488
4.75%, 01/30/30 ................. 399 419,449
3.88%, 08/15/31 ................. 202 200,737
Nucor Corp., 2.00%, 06/01/25 ......... 125 127,453
Southern Copper Corp., 5.88%, 04/23/45 .. 75 102,459
Steel Dynamics, Inc.
2.40%, 06/15/25 ................. 20 20,462
1.65%, 10/15/27 ................. 115 112,469
3.25%, 10/15/50 ................. 100 100,783
United States Steel Corp., 6.88%, 03/01/29 . 145 156,056
4,780,429
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%,
11/01/23
(b)
.................... 10 10,350
Multiline Retail — 0.0%
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 135 143,285
Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co., 2.85%,
05/15/51 ..................... 50 48,121
CMS Energy Corp.
3.00%, 05/15/26 ................. 125 130,339
3.45%, 08/15/27 ................. 100 107,243
Consumers Energy Co.
3.25%, 08/15/46 ................. 50 52,911
3.10%, 08/15/50 ................. 80 83,298
2.50%, 05/01/60 ................. 105 92,564
Dominion Energy, Inc.
3.07%, 08/15/24
(j)
................ 35 36,228
3.90%, 10/01/25 ................. 120 129,422
Series A, 1.45%, 04/15/26 .......... 150 148,264

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.20%),
4.35%
(a)(g)
.................... USD 365 $ 376,863
Series C, 3.38%, 04/01/30 .......... 100 106,121
NiSource, Inc.
0.95%, 08/15/25 ................. 140 136,271
3.60%, 05/01/30 ................. 30 32,335
4.80%, 02/15/44 ................. 107 131,086
4.38%, 05/15/47 ................. 50 58,873
Puget Sound Energy, Inc., 4.22%, 06/15/48 . 25 29,556
San Diego Gas & Electric Co., 2.95%, 08/15/51 75 75,477
Sempra Energy
3.25%, 06/15/27 ................. 50 52,736
3.40%, 02/01/28 ................. 440 468,387
3.80%, 02/01/38 ................. 150 164,584
2,460,679
Oil, Gas & Consumable Fuels — 3.7%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 289 310,444
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 76 78,755
5.75%, 01/15/28 ................. 19 19,924
5.38%, 06/15/29 ................. 78 82,291
Antero Resources Corp.
(b)
7.63%, 02/01/29 ................. 67 74,370
5.38%, 03/01/30 ................. 30 32,070
Apache Corp.
4.25%, 01/15/30 ................. 93 100,923
5.10%, 09/01/40 ................. 242 273,460
5.25%, 02/01/42 ................. 13 15,015
5.35%, 07/01/49 ................. 16 18,280
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 144 192,240
5.88%, 06/30/29 ................. 206 198,211
Bonanza Creek Energy, Inc., 5.00%, 10/15/26
(b)
34 34,333
BP Capital Markets America, Inc.
3.79%, 02/06/24 ................. 85 89,478
3.54%, 04/06/27 ................. 175 188,998
3.59%, 04/14/27 ................. 35 37,796
3.94%, 09/21/28 ................. 50 55,330
4.23%, 11/06/28 ................. 135 152,379
1.75%, 08/10/30 ................. 110 105,776
3.06%, 06/17/41 ................. 455 460,464
3.38%, 02/08/61 ................. 25 25,684
BP Capital Markets plc
3.81%, 02/10/24 ................. 70 73,811
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38%
(a)(g)
.................... 350 365,750
3.28%, 09/19/27 ................. 16 17,189
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88%
(a)(g)
.................... 300 324,000
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ 7 7,227
5.85%, 11/15/43 ................. 34 33,363
5.60%, 10/15/44 ................. 38 37,001
Callon Petroleum Co.
6.13%, 10/01/24 ................. 48 47,280
9.00%, 04/01/25
(b)
................ 343 370,440
8.00%, 08/01/28
(b)
................ 280 282,800
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 140 146,132
Canadian Natural Resources Ltd., 2.95%,
01/15/23 ..................... 65 66,238
Cenovus Energy, Inc., 3.75%, 02/15/52 ... 115 115,280
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Centennial Resource Production LLC, 3.25%,
04/01/28
(e)
.................... USD 180 $ 223,088
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 365 404,529
5.13%, 06/30/27 ................. 150 169,248
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 238 252,280
4.00%, 03/01/31 ................. 265 277,972
3.25%, 01/31/32
(b)
................ 242 244,420
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 832 885,015
Chesapeake Energy Corp., 5.88%, 02/01/29
(b)
16 17,116
Chevron Corp., 1.55%, 05/11/25 ........ 235 236,992
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 63 64,833
6.38%, 06/15/26 ................. 116 117,740
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
35 34,869
CNX Resources Corp.
2.25%, 05/01/26
(e)
................ 188 245,716
6.00%, 01/15/29
(b)
................ 43 44,720
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 92 99,360
5.88%, 07/01/29 ................. 172 177,160
Comstock Resources, Inc.
(b)
7.50%, 05/15/25 ................. 48 49,500
6.75%, 03/01/29 ................. 274 297,180
5.88%, 01/15/30 ................. 130 133,250
ConocoPhillips
(b)
2.40%, 02/15/31 ................. 30 30,095
4.85%, 08/15/48 ................. 50 65,434
Coterra Energy, Inc., 4.38%, 06/01/24
(b)
... 130 137,478
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 250 260,937
Crestwood Midstream Partners LP, 6.00%,
02/01/29
(b)
.................... 3 3,116
CrownRock LP, 5.63%, 10/15/25
(b)
...... 354 361,965
DCP Midstream Operating LP
6.45%, 11/03/36
(b)
................ 78 102,077
6.75%, 09/15/37
(b)
................ 54 72,233
5.60%, 04/01/44 ................. 10 12,440
Devon Energy Corp.
5.25%, 10/15/27 ................. 300 316,468
4.75%, 05/15/42 ................. 93 107,678
Diamondback Energy, Inc.
2.88%, 12/01/24 ................. 780 809,183
4.75%, 05/31/25 ................. 110 120,498
3.50%, 12/01/29 ................. 475 503,693
3.13%, 03/24/31 ................. 50 51,533
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 163 166,871
4.38%, 06/15/31 ................. 278 289,120
Eastern Gas Transmission & Storage, Inc.,
4.60%, 12/15/44
(b)
............... 50 59,438
Enbridge Energy Partners LP, 7.38%, 10/15/45 50 77,972
Enbridge, Inc.
4.00%, 10/01/23 ................. 200 208,811
0.55%, 10/04/23 ................. 105 104,183
2.50%, 01/15/25 ................. 305 313,426
3.70%, 07/15/27 ................. 50 53,909
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
........ 775 832,460
Energy Transfer LP
5.00%, 10/01/22 ................. 55 56,093
3.60%, 02/01/23 ................. 30 30,582
5.88%, 01/15/24 ................. 585 629,619
4.90%, 02/01/24 ................. 330 349,092
4.25%, 04/01/24 ................. 450 472,426

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(g)
.................... USD 436 $ 443,630
4.00%, 10/01/27 ................. 90 96,634
5.25%, 04/15/29 ................. 50 57,270
3.75%, 05/15/30 ................. 135 143,053
6.50%, 02/01/42 ................. 110 141,717
5.95%, 10/01/43 ................. 60 72,112
5.35%, 05/15/45 ................. 50 57,422
5.30%, 04/15/47 ................. 40 46,351
5.40%, 10/01/47 ................. 200 234,693
6.25%, 04/15/49 ................. 595 777,226
EnLink Midstream LLC, 5.63%, 01/15/28
(b)
. 55 57,200
EnLink Midstream Partners LP
4.40%, 04/01/24 ................. 78 81,510
4.15%, 06/01/25 ................. 38 39,385
4.85%, 07/15/26 ................. 79 83,148
5.60%, 04/01/44 ................. 7 7,060
5.05%, 04/01/45 ................. 4 3,860
Enterprise Products Operating LLC
3.90%, 02/15/24 ................. 220 230,995
3.13%, 07/31/29 ................. 171 181,585
6.45%, 09/01/40 ................. 106 146,547
5.95%, 02/01/41 ................. 65 86,278
4.45%, 02/15/43 ................. 150 171,124
4.90%, 05/15/46 ................. 40 48,367
4.25%, 02/15/48 ................. 145 164,120
4.80%, 02/01/49 ................. 25 30,425
4.20%, 01/31/50 ................. 60 67,260
3.70%, 01/31/51 ................. 75 78,685
3.30%, 02/15/53 ................. 70 69,621
3.95%, 01/31/60 ................. 60 64,776
EOG Resources, Inc.
4.38%, 04/15/30 ................. 40 46,223
4.95%, 04/15/50 ................. 20 27,170
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 72 78,300
4.13%, 12/01/26 ................. 12 12,300
6.50%, 07/01/27
(b)
................ 178 199,360
4.50%, 01/15/29
(b)
................ 114 118,560
4.75%, 01/15/31
(b)
................ 270 285,525
EQT Corp.
1.75%, 05/01/26
(e)
................ 147 244,975
3.13%, 05/15/26
(b)
................ 102 104,706
3.90%, 10/01/27 ................. 137 146,935
5.00%, 01/15/29 ................. 14 15,505
7.50%, 02/01/30
(j)
................ 73 93,805
3.63%, 05/15/31
(b)
................ 19 19,713
Exxon Mobil Corp.
2.99%, 03/19/25 ................. 55 57,801
3.04%, 03/01/26 ................. 10 10,579
3.45%, 04/15/51 ................. 150 162,490
Genesis Energy LP, 7.75%, 02/01/28 ..... 18 18,135
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
.................... 26 27,300
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 20 21,400
Hess Corp.
4.30%, 04/01/27 ................. 300 326,716
5.60%, 02/15/41 ................. 202 249,381
5.80%, 04/01/47 ................. 112 143,085
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 96 95,280
HollyFrontier Corp., 2.63%, 10/01/23 ..... 155 157,924
Howard Midstream Energy Partners LLC,
6.75%, 01/15/27
(b)
............... 20 20,494
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Independence Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... USD 186 $ 193,208
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 130 128,700
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 ................. 360 383,707
6.95%, 01/15/38 ................. 145 200,621
6.38%, 03/01/41 ................. 97 128,541
5.50%, 03/01/44 ................. 70 85,812
Kinder Morgan, Inc.
3.15%, 01/15/23 ................. 315 321,650
4.30%, 06/01/25 ................. 215 232,338
5.55%, 06/01/45 ................. 184 232,635
5.20%, 03/01/48 ................. 62 76,579
3.60%, 02/15/51 ................. 100 100,567
Marathon Oil Corp.
4.40%, 07/15/27 ................. 291 318,755
6.60%, 10/01/37 ................. 5 6,533
5.20%, 06/01/45 ................. 10 11,967
Marathon Petroleum Corp.
4.70%, 05/01/25 ................. 35 38,182
4.75%, 09/15/44 ................. 54 63,548
Matador Resources Co., 5.88%, 09/15/26 .. 330 339,900
MPLX LP
3.50%, 12/01/22 ................. 210 214,445
3.38%, 03/15/23 ................. 50 51,271
1.75%, 03/01/26 ................. 565 559,316
4.13%, 03/01/27 ................. 190 207,874
4.00%, 03/15/28 ................. 70 75,856
4.70%, 04/15/48 ................. 20 23,075
Murphy Oil Corp.
5.75%, 08/15/25 ................. 24 24,669
6.37%, 12/01/42
(j)
................ 5 5,000
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 375 378,750
6.50%, 09/30/26 ................. 390 387,075
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
128 132,006
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
246 259,530
NuStar Logistics LP
5.75%, 10/01/25 ................. 42 45,197
6.00%, 06/01/26 ................. 39 42,315
6.38%, 10/01/30 ................. 6 6,660
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 21 23,348
5.50%, 12/01/25 ................. 32 35,500
5.55%, 03/15/26 ................. 11 12,246
8.88%, 07/15/30 ................. 2 2,697
6.45%, 09/15/36 ................. 25 31,875
4.30%, 08/15/39 ................. 139 138,621
6.20%, 03/15/40 ................. 299 367,770
4.50%, 07/15/44 ................. 199 204,971
4.63%, 06/15/45 ................. 475 492,813
6.60%, 03/15/46 ................. 9 11,678
4.40%, 04/15/46 ................. 294 301,350
4.10%, 02/15/47 ................. 27 26,460
4.20%, 03/15/48 ................. 250 250,000
4.40%, 08/15/49 ................. 30 30,375
Ovintiv Exploration, Inc., 5.38%, 01/01/26 .. 12 13,302
Parkland Corp., 5.88%, 07/15/27
(b)
...... 48 50,640
PDC Energy, Inc., 6.13%, 09/15/24 ...... 17 17,212
Phillips 66, 0.90%, 02/15/24 .......... 145 143,924
Pioneer Natural Resources Co.
0.55%, 05/15/23 ................. 170 169,350
0.25%, 05/15/25
(e)
................ 106 188,879
1.13%, 01/15/26 ................. 265 257,316
4.45%, 01/15/26 ................. 50 54,557

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
1.90%, 08/15/30 ................. USD 65 $ 61,733
2.15%, 01/15/31 ................. 115 110,955
Plains All American Pipeline LP
3.65%, 06/01/22 ................. 200 200,982
4.30%, 01/31/43 ................. 120 120,299
Range Resources Corp.
4.88%, 05/15/25 ................. 11 11,357
9.25%, 02/01/26 ................. 21 22,634
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. 121 124,630
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 255 277,325
5.63%, 03/01/25 ................. 210 233,147
4.20%, 03/15/28 ................. 95 104,060
SM Energy Co.
10.00%, 01/15/25
(b)
............... 220 242,141
5.63%, 06/01/25 ................. 22 22,165
6.75%, 09/15/26 ................. 38 39,045
6.50%, 07/15/28 ................. 28 28,980
Southwestern Energy Co.
6.45%, 01/23/25
(j)
................ 4 4,396
5.38%, 02/01/29 ................. 173 182,948
4.75%, 02/01/32 ................. 88 92,673
Spectra Energy Partners LP
3.50%, 03/15/25 ................. 300 315,389
3.38%, 10/15/26 ................. 145 153,725
Summit Midstream Holdings LLC, 8.50%,
10/15/26
(b)
.................... 51 53,138
Sunoco LP
6.00%, 04/15/27 ................. 11 11,472
5.88%, 03/15/28 ................. 22 23,265
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
314 326,560
Targa Resources Partners LP
6.50%, 07/15/27 ................. 45 48,240
6.88%, 01/15/29 ................. 55 61,533
5.50%, 03/01/30 ................. 207 226,148
4.88%, 02/01/31 ................. 131 142,259
Tennessee Gas Pipeline Co. LLC, 7.00%,
10/15/28 ..................... 9 11,483
TerraForm Power Operating LLC, 4.75%,
01/15/30
(b)
.................... 35 36,693
TotalEnergies Capital International SA, 3.13%,
05/29/50 ..................... 78 79,952
TransCanada PipeLines Ltd.
4.63%, 03/01/34 ................. 15 17,610
7.63%, 01/15/39 ................. 20 31,122
Transcontinental Gas Pipe Line Co. LLC,
4.00%, 03/15/28 ................ 140 152,975
Valero Energy Corp., 4.00%, 04/01/29 .... 20 21,763
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 297 308,138
4.13%, 08/15/31 ................. 270 286,200
3.88%, 11/01/33 ................. 626 657,663
Vine Energy Holdings LLC, 6.75%, 04/15/29
(b)
240 260,400
Western Midstream Operating LP
4.75%, 08/15/28 ................. 8 8,840
5.45%, 04/01/44 ................. 296 353,720
5.30%, 03/01/48 ................. 73 87,965
5.50%, 08/15/48 ................. 23 27,474
6.50%, 02/01/50
(j)
................ 396 468,272
Williams Cos., Inc. (The)
3.35%, 08/15/22 ................. 260 262,436
3.70%, 01/15/23 ................. 225 229,962
4.30%, 03/04/24 ................. 125 131,903
4.55%, 06/24/24 ................. 150 160,515
3.90%, 01/15/25 ................. 100 106,266
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.75%, 06/15/27 ................. USD 195 $ 210,518
36,626,501
Paper & Forest Products — 0.0%
Georgia-Pacific LLC
(b)
3.73%, 07/15/23 ................. 25 25,886
1.75%, 09/30/25 ................. 160 160,627
0.95%, 05/15/26 ................. 175 169,713
Suzano Austria GmbH, 2.50%, 09/15/28 ... 115 110,939
467,165
Personal Products — 0.0%
(b)
Coty, Inc., 4.75%, 01/15/29 ........... 57 57,926
Prestige Brands, Inc., 3.75%, 04/01/31 .... 52 50,440
108,366
Pharmaceuticals — 0.8%
Astrazeneca Finance LLC
0.70%, 05/28/24 ................. 600 595,222
2.25%, 05/28/31 ................. 45 45,315
Bausch Health Americas, Inc., 8.50%,
01/31/27
(b)
.................... 37 38,850
Bausch Health Cos., Inc.
(b)
9.00%, 12/15/25 ................. 109 114,797
4.88%, 06/01/28 ................. 43 43,860
5.00%, 02/15/29 ................. 170 150,025
6.25%, 02/15/29 ................. 180 171,043
7.25%, 05/30/29 ................. 245 242,550
Bayer US Finance II LLC
(b)
2.20%, 07/15/22 ................. 30 30,091
4.25%, 12/15/25 ................. 400 432,635
Bayer US Finance LLC, 3.38%, 10/08/24
(b)
. 400 418,076
Bristol-Myers Squibb Co.
2.90%, 07/26/24 ................. 61 63,832
3.40%, 07/26/29 ................. 30 32,850
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. 101 104,939
3.13%, 02/15/29 ................. 63 62,143
3.50%, 04/01/30 ................. 210 209,405
Elanco Animal Health, Inc., 5.90%, 08/28/28
(j)
8 9,280
Endo DAC, 9.50%, 07/31/27
(b)
......... 238 242,265
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(b)
.................... 231 226,380
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... 203 210,194
Johnson & Johnson
3.55%, 03/01/36 ................. 25 28,597
3.63%, 03/03/37 ................. 100 114,800
Merck & Co., Inc.
3.40%, 03/07/29 ................. 50 54,394
2.15%, 12/10/31 ................. 220 220,614
2.75%, 12/10/51 ................. 90 89,054
Organon & Co.
(b)
4.13%, 04/30/28 ................. 404 410,565
5.13%, 04/30/31 ................. 200 208,936
P&L Development LLC, 7.75%, 11/15/25
(b)
.. 96 96,120
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
529 540,601
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
... 270 265,141
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 ................. 945 971,912
3.20%, 09/23/26 ................. 300 318,200
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 ................. 425 449,691
3.18%, 07/09/50 ................. 200 201,600
Teva Pharmaceutical Finance Netherlands III
BV, 6.00%, 04/15/24 ............. 405 424,877

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Wyeth LLC, 5.95%, 04/01/37 .......... USD 70 $ 98,582
7,937,436
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 29 29,399
ASGN, Inc., 4.63%, 05/15/28
(b)
......... 18 18,635
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 221 220,160
Dun & Bradstreet Corp. (The)
(b)
6.88%, 08/15/26 ................. 157 163,280
5.00%, 12/15/29 ................. 138 141,178
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... 23 23,575
Verisk Analytics, Inc., 4.13%, 09/12/22 .... 50 51,135
647,362
Real Estate Management & Development — 0.1%
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 95 101,650
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
141 147,077
Forestar Group, Inc., 3.85%, 05/15/26
(b)
... 36 36,090
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 ................. 6 6,390
4.13%, 02/01/29 ................. 117 118,562
4.38%, 02/01/31 ................. 81 81,810
Kennedy-Wilson, Inc., 4.75%, 02/01/30 ... 52 52,713
Realogy Group LLC
(b)
7.63%, 06/15/25 ................. 9 9,540
5.75%, 01/15/29 ................. 97 99,425
WeWork Cos. LLC, 5.00%, 07/10/25
(b)
.... 127 110,251
Zillow Group, Inc., 1.38%, 09/01/26
(e)
..... 21 33,745
797,253
Road & Rail — 0.7%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
37 39,028
Burlington Northern Santa Fe LLC
5.75%, 05/01/40 ................. 5 6,940
5.15%, 09/01/43 ................. 125 167,405
4.90%, 04/01/44 ................. 90 117,577
3.55%, 02/15/50 ................. 75 84,005
3.30%, 09/15/51 ................. 75 81,421
2.88%, 06/15/52 ................. 90 90,017
Canadian Pacific Railway Co.
1.75%, 12/02/26 ................. 45 45,162
2.05%, 03/05/30 ................. 30 29,568
3.00%, 12/02/41 ................. 110 112,483
3.10%, 12/02/51 ................. 120 123,399
CSX Corp.
3.25%, 06/01/27 ................. 60 64,338
3.80%, 03/01/28 ................. 75 82,418
4.30%, 03/01/48 ................. 80 97,650
2.50%, 05/15/51 ................. 75 69,292
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. 47 47,294
5.00%, 12/01/29 ................. 75 75,064
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. 81 83,633
Norfolk Southern Corp.
2.90%, 06/15/26 ................. 175 184,614
3.80%, 08/01/28 ................. 160 176,597
2.55%, 11/01/29 ................. 70 71,642
4.15%, 02/28/48 ................. 30 35,742
3.05%, 05/15/50 ................. 205 208,812
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29
(b)
............... 84 86,982
Penske Truck Leasing Co. LP
(b)
2.70%, 03/14/23 ................. 265 270,076
3.90%, 02/01/24 ................. 345 362,425
4.00%, 07/15/25 ................. 820 880,109
Security
Par (000)
Par (000) Value
Road & Rail (continued)
1.20%, 11/15/25 ................. USD 100 $ 97,429
4.20%, 04/01/27 ................. 100 110,164
Ryder System, Inc.
3.40%, 03/01/23 ................. 100 102,593
3.88%, 12/01/23 ................. 250 262,544
3.65%, 03/18/24 ................. 125 131,464
SMBC Aviation Capital Finance DAC, 1.90%,
10/15/26
(b)
.................... 200 198,069
Uber Technologies, Inc.
7.50%, 05/15/25
(b)
................ 91 95,630
0.00%, 12/15/25
(e)(f)
............... 596 584,974
8.00%, 11/01/26
(b)
................ 26 27,690
7.50%, 09/15/27
(b)
................ 250 272,074
6.25%, 01/15/28
(b)
................ 140 150,290
4.50%, 08/15/29
(b)
................ 245 249,493
Union Pacific Corp.
3.25%, 08/15/25 ................. 100 106,126
3.55%, 08/15/39 ................. 115 127,441
4.30%, 03/01/49 ................. 10 12,420
3.80%, 10/01/51 ................. 80 93,070
3.95%, 08/15/59 ................. 25 29,565
3.84%, 03/20/60 ................. 118 138,927
3.84%, 03/20/60
(b)
................ 100 117,735
6,601,391
Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc.
2.80%, 10/01/41 ................. 70 70,800
2.95%, 10/01/51 ................. 70 71,885
Applied Materials, Inc., 3.30%, 04/01/27 ... 280 302,323
Broadcom Corp., 3.88%, 01/15/27 ...... 375 406,609
Broadcom, Inc.
4.70%, 04/15/25 ................. 580 634,133
3.15%, 11/15/25 ................. 230 240,798
4.75%, 04/15/29 ................. 450 512,235
4.15%, 11/15/30 ................. 245 271,719
3.42%, 04/15/33
(b)
................ 630 660,430
Entegris, Inc.
(b)
4.38%, 04/15/28 ................. 55 56,512
3.63%, 05/01/29 ................. 37 37,093
Intel Corp.
2.45%, 11/15/29 ................. 84 86,894
2.80%, 08/12/41 ................. 35 34,914
4.75%, 03/25/50 ................. 10 13,317
3.05%, 08/12/51 ................. 155 158,548
3.10%, 02/15/60 ................. 20 19,985
3.20%, 08/12/61 ................. 55 56,323
KLA Corp.
4.65%, 11/01/24 ................. 144 156,116
4.10%, 03/15/29 ................. 185 208,825
3.30%, 03/01/50 ................. 268 286,348
Lam Research Corp.
3.80%, 03/15/25 ................. 270 290,351
3.75%, 03/15/26 ................. 110 119,741
1.90%, 06/15/30 ................. 15 14,751
2.88%, 06/15/50 ................. 50 49,820
Microchip Technology, Inc.
(e)
0.13%, 11/15/24 ................. 97 120,037
1.63%, 02/15/25 ................. 15 58,115
1.63%, 02/15/27 ................. 36 91,575
NVIDIA Corp., 3.50%, 04/01/40 ........ 152 170,819
NXP BV
(b)
4.88%, 03/01/24 ................. 335 360,188
2.70%, 05/01/25 ................. 235 242,608
5.35%, 03/01/26 ................. 100 112,737
3.15%, 05/01/27 ................. 100 105,118

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
5.55%, 12/01/28 ................. USD 120 $ 143,798
4.30%, 06/18/29 ................. 76 85,063
2.50%, 05/11/31 ................. 760 759,985
2.65%, 02/15/32 ................. 170 170,244
3.25%, 05/11/41 ................. 90 92,042
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
70 71,750
QUALCOMM, Inc.
4.80%, 05/20/45 ................. 50 66,246
4.30%, 05/20/47 ................. 129 161,532
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 66 66,990
Texas Instruments, Inc.
1.13%, 09/15/26 ................. 25 24,758
2.70%, 09/15/51 ................. 80 80,002
TSMC Arizona Corp., 3.25%, 10/25/51 .... 200 210,460
7,954,537
Software — 1.0%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 128 133,440
Autodesk, Inc.
3.60%, 12/15/22 ................. 50 51,009
3.50%, 06/15/27 ................. 75 80,591
2.40%, 12/15/31 ................. 365 363,935
Boxer Parent Co., Inc.
(b)
7.13%, 10/02/25 ................. 105 110,119
9.13%, 03/01/26 ................. 268 279,390
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 158 163,530
Castle US Holding Corp., 9.50%, 02/15/28
(b)
54 56,295
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 535 539,590
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 148 148,740
4.88%, 07/01/29 ................. 221 224,121
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 27 28,083
6.50%, 10/15/28 ................. 24 25,080
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 107 105,662
Elastic NV, 4.13%, 07/15/29
(b)
......... 142 140,492
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 77 79,151
Microsoft Corp.
3.45%, 08/08/36 ................. 129 148,485
4.25%, 02/06/47 ................. 50 64,524
2.53%, 06/01/50 ................. 151 147,254
2.92%, 03/17/52 ................. 561 595,624
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 121 121,302
NCR Corp.
(b)
5.00%, 10/01/28 ................. 35 36,050
5.13%, 04/15/29 ................. 71 73,499
6.13%, 09/01/29 ................. 173 184,875
Open Text Corp., 3.88%, 12/01/29
(b)
..... 59 59,737
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
77 79,310
Oracle Corp.
2.50%, 04/01/25 ................. 230 235,389
1.65%, 03/25/26 ................. 755 749,162
2.65%, 07/15/26 ................. 65 66,800
2.95%, 04/01/30 ................. 250 252,842
3.90%, 05/15/35 ................. 25 26,776
3.85%, 07/15/36 ................. 5 5,282
3.60%, 04/01/40 ................. 300 300,856
3.65%, 03/25/41 ................. 136 137,514
4.13%, 05/15/45 ................. 100 105,494
4.00%, 07/15/46 ................. 164 170,219
4.00%, 11/15/47 ................. 285 295,900
3.60%, 04/01/50 ................. 705 690,293
3.95%, 03/25/51 ................. 166 172,326
3.85%, 04/01/60 ................. 80 78,996
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 95 96,662
Security
Par (000)
Par (000) Value
Software (continued)
Rocket Software, Inc., 6.50%, 02/15/29
(b)
.. USD 53 $ 51,707
salesforce.com, Inc.
0.63%, 07/15/24 ................. 115 113,929
2.70%, 07/15/41 ................. 95 94,879
2.90%, 07/15/51 ................. 105 106,859
3.05%, 07/15/61 ................. 80 82,278
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
492 514,140
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 563 582,705
VMware, Inc.
1.40%, 08/15/26 ................. 180 176,901
2.20%, 08/15/31 ................. 590 579,495
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
175 173,495
9,900,787
Specialty Retail — 0.5%
Arko Corp., 5.13%, 11/15/29
(b)
......... 69 66,671
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 23 23,460
4.75%, 03/01/30 ................. 31 31,504
5.00%, 02/15/32
(b)
................ 60 62,262
Carvana Co.
(b)
5.50%, 04/15/27 ................. 132 130,680
4.88%, 09/01/29 ................. 84 80,010
eG Global Finance plc, 6.75%, 02/07/25
(b)
.. 400 405,000
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
28 27,895
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 90 90,225
Home Depot, Inc. (The)
0.90%, 03/15/28 ................. 150 143,119
2.70%, 04/15/30 ................. 100 104,924
4.25%, 04/01/46 ................. 40 49,782
3.90%, 06/15/47 ................. 75 87,620
4.50%, 12/06/48 ................. 120 155,148
3.35%, 04/15/50 ................. 190 207,207
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
39 39,049
L Brands, Inc., 6.88%, 11/01/35 ........ 82 101,885
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 198 195,772
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 111 114,072
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 50 51,045
Lowe's Cos., Inc.
3.70%, 04/15/46 ................. 237 259,783
4.55%, 04/05/49 ................. 70 87,734
5.13%, 04/15/50 ................. 25 33,828
3.00%, 10/15/50 ................. 235 231,757
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 34 35,785
National Vision Holdings, Inc., 2.50%,
05/15/25
(e)
.................... 92 153,813
Penske Automotive Group, Inc.
3.50%, 09/01/25 ................. 14 14,315
3.75%, 06/15/29 ................. 26 25,773
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 503 546,384
Sonic Automotive, Inc., 4.63%, 11/15/29
(b)
.. 23 23,219
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 75 78,605
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 199 199,746
6.13%, 07/01/29 ................. 166 169,174
6.00%, 12/01/29 ................. 131 131,655
Staples, Inc.
(b)
7.50%, 04/15/26 ................. 409 420,247
10.75%, 04/15/27 ................ 67 63,148
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 305 317,963
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(i)
........... 73 74,642
5,034,901

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
1.20%, 02/08/28 ................. USD 130 $ 126,279
2.20%, 09/11/29 ................. 60 61,412
4.50%, 02/23/36 ................. 75 94,096
4.38%, 05/13/45 ................. 20 25,220
4.65%, 02/23/46 ................. 325 426,298
3.85%, 08/04/46 ................. 230 272,542
3.75%, 09/12/47 ................. 130 151,987
2.65%, 05/11/50 ................. 120 117,976
2.65%, 02/08/51 ................. 135 132,733
2.70%, 08/05/51 ................. 110 108,814
Dell International LLC
6.02%, 06/15/26 ................. 167 193,027
8.35%, 07/15/46 ................. 38 63,176
HP, Inc., 1.45%, 06/17/26
(b)
........... 555 544,010
2,317,570
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc.
4.25%, 03/15/29 ................. 54 53,325
4.13%, 08/15/31 ................. 75 73,313
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 37 37,000
Levi Strauss & Co., 3.50%, 03/01/31 ..... 38 38,746
William Carter Co. (The), 5.50%, 05/15/25 .. 9 9,337
Wolverine World Wide, Inc., 4.00%, 08/15/29 38 36,946
248,667
Thrifts & Mortgage Finance — 0.2%
BPCE SA
(b)
2.38%, 01/14/25 ................. 500 508,684
(SOFR + 1.09%), 2.05%, 10/19/27
(a)
... 375 371,778
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 353 385,652
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 71 65,852
Ladder Capital Finance Holdings LLLP
(b)
4.25%, 02/01/27 ................. 67 67,438
4.75%, 06/15/29 ................. 52 53,300
MGIC Investment Corp., 5.25%, 08/15/28 .. 52 54,600
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 50 52,085
5.13%, 12/15/30 ................. 31 30,612
5.75%, 11/15/31 ................. 37 36,815
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 71 70,468
1,697,284
Tobacco — 0.4%
Altria Group, Inc.
2.35%, 05/06/25 ................. 340 347,981
4.80%, 02/14/29 ................. 130 146,632
2.45%, 02/04/32 ................. 75 71,206
5.38%, 01/31/44 ................. 130 150,051
5.95%, 02/14/49 ................. 455 567,809
4.00%, 02/04/61 ................. 30 28,668
BAT Capital Corp.
3.22%, 08/15/24 ................. 39 40,534
2.79%, 09/06/24 ................. 510 525,425
3.56%, 08/15/27 ................. 257 269,542
2.26%, 03/25/28 ................. 300 292,330
2.73%, 03/25/31 ................. 100 97,042
4.39%, 08/15/37 ................. 75 79,024
3.73%, 09/25/40 ................. 195 187,305
4.76%, 09/06/49 ................. 90 96,638
Philip Morris International, Inc., 1.50%,
05/01/25 ..................... 250 250,233
Reynolds American, Inc.
4.45%, 06/12/25 ................. 250 269,999
Security
Par (000)
Par (000) Value
Tobacco (continued)
7.00%, 08/04/41 ................. USD 98 $ 129,157
3,549,576
Trading Companies & Distributors — 0.4%
Air Lease Corp.
3.88%, 07/03/23 ................. 300 310,703
4.25%, 02/01/24 ................. 350 368,746
2.30%, 02/01/25 ................. 100 101,374
3.38%, 07/01/25 ................. 195 203,467
2.88%, 01/15/26 ................. 490 505,406
1.88%, 08/17/26 ................. 830 816,261
Aviation Capital Group LLC
(b)
3.88%, 05/01/23 ................. 110 113,231
1.95%, 09/20/26 ................. 445 432,221
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
38 37,980
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 24 24,810
9.75%, 08/01/27 ................. 14 15,680
5.50%, 05/01/28 ................. 107 109,044
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 66 64,845
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 16 15,880
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 91 94,640
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 202 207,262
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 160 169,600
7.25%, 06/15/28 ................. 248 271,870
3,863,020
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 4.38%, 04/22/49 400 486,075
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 1,050 1,103,812
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(i)
........ 122 95,847
Rogers Communications, Inc.
4.30%, 02/15/48 ................. 26 29,710
4.35%, 05/01/49 ................. 58 67,212
3.70%, 11/15/49 ................. 61 64,026
Sprint Corp.
7.88%, 09/15/23 ................. 23 25,329
7.13%, 06/15/24 ................. 26 29,189
7.63%, 03/01/26 ................. 58 69,635
T-Mobile USA, Inc.
1.50%, 02/15/26 ................. 766 756,658
2.25%, 02/15/26 ................. 265 265,663
2.25%, 02/15/26
(b)
................ 320 320,800
4.75%, 02/01/28 ................. 12 12,630
2.63%, 02/15/29 ................. 91 89,635
3.88%, 04/15/30 ................. 20 21,875
2.88%, 02/15/31 ................. 124 122,462
3.50%, 04/15/31
(b)
................ 137 142,532
3.50%, 04/15/31 ................. 185 192,470
4.38%, 04/15/40 ................. 215 245,785
3.00%, 02/15/41 ................. 40 39,052
4.50%, 04/15/50 ................. 120 140,448
3.30%, 02/15/51 ................. 155 151,380
3.40%, 10/15/52
(b)
................ 260 258,801
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
400 405,000
Vodafone Group plc
6.15%, 02/27/37 ................. 125 169,451
5.25%, 05/30/48 ................. 166 216,214
4.88%, 06/19/49 ................. 25 31,527
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
................... 515 622,881

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)
.............. USD 265 $ 259,827
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%),
5.12%, 06/04/81
(a)
.............. 66 67,485
6,503,411
Total Corporate Bonds — 39.1%
(Cost: $378,592,788) ............................. 383,950,211
Equity-Linked Notes — 6.2%
Air Freight & Logistics — 0.0%
Barclays Bank plc (United Parcel Service, Inc.),
11.70%, 02/03/22 ................ 1 222,018
BNP Paribas SA (FedEx Corp.),
14.85%, 02/07/22 ................ —
(k)
121,854
343,872
Airlines — 0.1%
Credit Suisse AG (Delta Air Lines, Inc.),
17.75%, 01/14/22 ................ 15 578,590
Automobiles — 0.1%
BNP Paribas SA (General Motors Co.),
19.52%, 02/02/22 ................ 2 148,209
Societe Generale SA (Ford Motor Co.),
19.03%, 02/02/22 ................ 34 624,729
772,938
Banks — 0.4%
Barclays Bank plc (First Republic Bank),
15.30%, 01/14/22 ................ 1 126,409
BNP Paribas SA (Bank of America Corp.),
12.65%, 01/18/22
(b)
............... 13 586,319
BNP Paribas SA (Citizens Financial Group,
Inc.), 14.56%, 01/20/22 ............. 2 111,615
BNP Paribas SA (JPMorgan Chase & Co.),
10.94%, 01/18/22
(b)
............... 4 591,062
Credit Suisse AG (Citizens Financial Group,
Inc.), 12.90%, 01/20/22 ............. 4 198,750
Goldman Sachs International (JPMorgan
Chase & Co.), 11.00%, 01/13/22 ...... 4 707,402
Royal Bank of Canada (JPMorgan Chase &
Co.), 11.67%, 01/18/22
(b)
............ 3 425,808
Royal Bank of Canada (Truist Financial Corp.),
13.59%, 01/19/22
(b)
............... 2 129,155
Societe Generale SA (Bank of America Corp.),
7.65%, 01/20/22 ................. 7 305,523
Societe Generale SA (Citigroup, Inc.),
7.54%, 01/18/22 ................. 4 252,516
Toronto-Dominion Bank (The) (Fifth Third
Bancorp), 16.63%, 01/21/22 ......... 2 89,356
3,523,915
Beverages — 0.0%
JPMorgan Structured Products BV (Coca-Cola
Co. (The)), 5.81%, 02/11/22
(b)(h)
....... 5 308,813
Biotechnology — 0.1%
(b)
JPMorgan Structured Products BV (AbbVie,
Inc.), 15.19%, 02/03/22
(h)
........... 2 279,471
Royal Bank of Canada (AbbVie, Inc.),
19.82%, 02/03/22 ................ 2 223,945
503,416
Security
Par (000)
Par (000) Value
Building Products — 0.1%
Credit Suisse AG (Owens Corning),
16.50%, 02/17/22 ................ USD 1 $ 131,962
Societe Generale SA (Johnson Controls
International plc), 10.94%, 01/25/22 .... 7 521,616
653,578
Capital Markets — 0.2%
BNP Paribas SA (S&P Global, Inc.),
10.33%, 02/08/22
(b)
............... 1 620,474
Credit Suisse AG (Bank of New York
MellonCorp. (The)), 11.55%, 01/19/22 ... 2 89,515
Goldman Sachs International (Nasdaq, Inc.),
11.95%, 01/27/22 ................ —
(k)
90,457
JPMorgan Structured Products BV
(Goldman Sachs Group, Inc. (The)),
13.30%, 01/19/22
(b)(h)
.............. 1 307,014
Royal Bank of Canada (Goldman Sachs Group,
Inc. (The)), 14.45%, 01/19/22
(b)
....... 1 253,583
Royal Bank of Canada (Morgan Stanley),
9.27%, 01/20/22
(b)
................ 5 505,163
Societe Generale SA (S&P Global, Inc.),
9.07%, 02/09/22 ................. —
(k)
172,293
Toronto-Dominion Bank (The) (State Street
Corp.), 16.45%, 01/19/22 ........... 1 89,536
2,128,035
Chemicals — 0.2%
BNP Paribas SA (LyondellBasell Industries NV),
17.53%, 01/27/22 ................ 2 160,587
JPMorgan Structured Products BV (DuPont de
Nemours, Inc.), 11.32%, 01/07/22
(b)(h)
... 4 353,346
Royal Bank of Canada (LyondellBasell
Industries NV), 12.05%, 01/27/22
(b)
..... 1 134,064
Societe Generale SA (Dow, Inc.),
13.68%, 01/28/22 ................ 3 179,719
Societe Generale SA (Ecolab, Inc.),
7.63%, 02/16/22 ................. 1 220,426
Societe Generale SA (Mosaic Co. (The)),
13.41%, 01/13/22 ................ 12 489,570
Societe Generale SA (Sherwin-Williams Co.
(The)), 8.32%, 01/28/22 ............ 1 220,290
1,758,002
Construction & Engineering — 0.0%
JPMorgan Structured Products BV (Vinci SA),
10.13%, 03/18/22
(b)(h)
.............. —
(k)
91,907
Construction Materials — 0.1%
(b)
JPMorgan Structured Products BV (Martin
Marietta Materials, Inc.), 11.93%, 01/07/22
(h)
1 239,436
Royal Bank of Canada (Martin Marietta
Materials, Inc.), 11.39%, 02/07/22 ...... 1 275,947
515,383
Consumer Finance — 0.1%
Credit Suisse AG (Synchrony Financial),
16.95%, 01/28/22 ................ 3 132,180
Royal Bank of Canada (Capital One Financial
Corp.), 11.08%, 01/27/22
(b)
.......... 1 172,452
Societe Generale SA (Ally Financial, Inc.),
15.79%, 01/20/22 ................ 7 340,726
Societe Generale SA (Discover Financial
Services), 12.72%, 01/20/22 ......... 1 89,122
734,480
Diversified Consumer Services — 0.6%
Barclays Bank plc (Russell 2000 Index)
8.40%, 01/17/22 ................. —
(k)
1,077,935
8.06%, 03/11/22 ................. 1 1,438,228

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
BNP Paribas SA (Berkshire Hathaway),
5.72%, 02/28/22
(b)
................ USD 3 $ 872,822
Credit Suisse AG (Russell 2000 Index),
8.05%, 02/22/22 ................. 1 1,139,022
Goldman Sachs International (Russell 2000
Index)
9.05%, 01/06/22 ................. —
(k)
1,029,846
8.77%, 02/03/22 ................. —
(k)
739,884
6,297,737
Diversified Telecommunication Services — 0.1%
Citigroup Global Markets Holdings, Inc.
(Verizon Communications, Inc.),
6.88%, 01/25/22
(b)
................ 16 813,749
Toronto-Dominion Bank (The) (AT&T, Inc.),
15.06%, 02/17/22 ................ 5 114,044
927,793
Electric Utilities — 0.0%
Royal Bank of Canada (NextEra Energy, Inc.),
8.78%, 01/27/22
(b)
................ 2 180,345
Electronic Equipment, Instruments & Components — 0.0%
BNP Paribas SA (Zebra Technologies Corp.),
14.70%, 02/11/22 ................ —
(k)
75,885
Goldman Sachs International (Flex Ltd.),
17.14%, 02/02/22 ................ 5 86,309
Royal Bank of Canada (Zebra Technologies
Corp.), 12.44%, 01/07/22
(b)
.......... —
(k)
231,450
393,644
Energy Equipment & Services — 0.0%
Royal Bank of Canada (Halliburton Co.),
15.17%, 01/24/22
(b)
............... 4 88,350
Entertainment — 0.1%
Royal Bank of Canada (Netflix, Inc.),
9.98%, 01/19/22
(b)
................ —
(k)
178,247
Societe Generale SA (Netflix, Inc.),
14.40%, 01/19/22 ................ 1 557,785
736,032
Equity Real Estate Investment Trusts (REITs) — 0.1%
BNP Paribas SA (Invitation Homes, Inc.),
13.60%, 02/16/22 ................ 3 136,820
Goldman Sachs International (VICI Properties,
Inc.), 11.96%, 02/02/22 ............. 9 283,807
JPMorgan Structured Products BV
(Crown Castle International Corp.),
14.64%, 01/27/22
(b)(h)
.............. —
(k)
91,944
Merrill Lynch International & Co. (Prologis, Inc.),
10.77%, 01/26/22 ................ 1 226,432
739,003
Food & Staples Retailing — 0.1%
Bank of Montreal (Kroger Co. (The)),
16.86%, 03/04/22 ................ 2 89,755
Royal Bank of Canada (Walmart, Inc.),
8.94%, 01/18/22
(b)
................ 4 550,106
Societe Generale SA (Walgreens Boots
Alliance, Inc.), 14.41%, 01/07/22 ...... 2 92,444
732,305
Food Products — 0.0%
BNP Paribas SA (Mondelez International, Inc.),
7.57%, 01/28/22 ................. 3 160,869
JPMorgan Structured Products BV (Kraft Heinz
Co. (The)), 10.51%, 02/11/22
(b)(h)
...... 5 175,654
Security
Par (000)
Par (000) Value
Food Products (continued)
Royal Bank of Canada (Archer-Daniels-Midland
Co.), 8.40%, 01/26/22
(b)
............ USD 2 $ 132,801
469,324
Health Care Equipment & Supplies — 0.1%
Credit Suisse AG (Boston Scientific Corp.),
13.40%, 02/03/22 ................ 3 135,727
Merrill Lynch International & Co. (Abbott
Laboratories), 13.61%, 01/27/22 ...... 3 363,323
Societe Generale SA (Align Technology, Inc.),
13.67%, 02/02/22 ................ 1 545,255
1,044,305
Health Care Providers & Services — 0.1%
BNP Paribas SA (Laboratory Corp. of America
Holdings), 17.89%, 02/11/22 ......... —
(k)
133,844
BNP Paribas SA (McKesson Corp.),
15.18%, 02/01/22 ................ —
(k)
81,482
Royal Bank of Canada (Anthem, Inc.),
13.82%, 02/17/22
(b)
............... —
(k)
118,916
Societe Generale SA (UnitedHealth Group,
Inc.), 9.47%, 01/20/22 ............. 2 916,842
1,251,084
Hotels, Restaurants & Leisure — 0.2%
BNP Paribas SA (Wendy's Co. (The)),
16.54%, 03/03/22 ................ 4 81,142
BNP Paribas SA (Yum! Brands, Inc.),
8.11%, 02/07/22 ................. 1 90,796
Goldman Sachs International (Aramark),
16.14%, 01/18/22 ................ 4 139,413
Goldman Sachs International (Starbucks
Corp.), 10.14%, 01/26/22 ........... 7 796,153
JPMorgan Structured Products BV (McDonald's
Corp.), 6.60%, 01/28/22
(b)(h)
.......... 1 308,650
Societe Generale SA (Domino's Pizza, Inc.),
14.18%, 02/24/22 ................ —
(k)
136,324
1,552,478
Household Durables — 0.1%
BNP Paribas SA (Tempur Sealy International,
Inc.), 20.31%, 02/10/22 ............. 3 137,268
Royal Bank of Canada (Netwealth Group Ltd.),
12.24%, 02/14/22
(b)
............... 4 86,986
Societe Generale SA (DR Horton, Inc.),
14.96%, 01/13/22 ................ 5 470,717
694,971
Household Products — 0.0%
Royal Bank of Canada (Kimberly-Clark Corp.),
4.29%, 01/27/22
(b)
................ 1 88,422
Independent Power and Renewable Electricity Producers — 0.0%
JPMorgan Structured Products BV (AES Corp.
(The)), 8.51%, 01/10/22
(b)(h)
.......... 11 274,112
Industrial Conglomerates — 0.0%
(b)
Royal Bank of Canada (3M Co.),
5.71%, 01/26/22 ................. 1 131,056
Royal Bank of Canada (General Electric Co.),
10.43%, 01/26/22 ................ 2 176,939
307,995
Insurance — 0.0%
BNP Paribas SA (MetLife, Inc.),
12.84%, 02/03/22 ................ 3 157,634
Interactive Media & Services — 0.4%
Royal Bank of Canada (Alphabet, Inc.)
7.96%, 01/25/22
(b)
................ —
(k)
613,549
12.64%, 02/03/22
(b)
............... —
(k)
964,756

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Royal Bank of Canada (Meta Platforms, Inc.),
11.10%, 01/25/22
(b)
............... USD 2 $ 626,093
Societe Generale SA (Alphabet, Inc.),
12.70%, 02/02/22 ................ —
(k)
1,127,077
Societe Generale SA (Meta Platforms, Inc.),
13.02%, 01/27/22 ................ 3 868,600
4,200,075
Internet & Direct Marketing Retail — 0.2%
BNP Paribas SA (Amazon.com, Inc.),
9.29%, 01/14/22 ................. —
(k)
755,166
Societe Generale SA (Amazon.com, Inc.),
15.70%, 02/02/22 ................ —
(k)
1,306,759
2,061,925
IT Services — 0.2%
BNP Paribas SA (Global Payments, Inc.),
16.64%, 02/07/22 ................ 2 200,925
Credit Suisse AG (Visa, Inc.), 9.45%, 01/25/22 3 623,563
JPMorgan Structured Products BV (Mastercard,
Inc.), 11.75%, 01/28/22
(b)(h)
.......... 1 367,562
Royal Bank of Canada (Block, Inc.),
19.97%, 02/24/22
(b)
............... —
(k)
57,114
Royal Bank of Canada (Fidelity
National Information Services, Inc.),
12.29%, 02/17/22
(b)
............... 1 72,751
Royal Bank of Canada (Fiserv, Inc.),
11.33%, 02/17/22
(b)
............... 1 78,530
Toronto-Dominion Bank (The) (PayPal
Holdings, Inc.), 16.07%, 02/17/22 ...... 1 279,802
1,680,247
Life Sciences Tools & Services — 0.2%
JPMorgan Structured Products BV (Danaher
Corp.), 12.21%, 01/28/22
(b)(h)
......... 1 448,648
JPMorgan Structured Products BV (Thermo
Fisher Scientific, Inc.), 8.31%, 01/31/22
(b)(h)
1 789,922
Societe Generale SA (Charles River
Laboratories International, Inc.),
13.67%, 01/13/22 ................ 1 305,054
1,543,624
Machinery — 0.1%
BNP Paribas SA (Caterpillar, Inc.),
16.28%, 02/02/22 ................ 2 366,713
Credit Suisse AG (Deere & Co.),
16.40%, 02/18/22 ................ 1 266,157
Royal Bank of Canada (Cummins, Inc.),
11.92%, 01/07/22
(b)
............... 2 382,164
Royal Bank of Canada (Otis Worldwide Corp.),
8.13%, 02/01/22
(b)
................ 3 219,952
1,234,986
Media — 0.1%
BNP Paribas SA (Charter Communications,
Inc.), 10.27%, 01/14/22 ............. 1 446,185
Societe Generale SA (Comcast Corp.),
12.54%, 01/28/22 ................ 10 514,820
UBS AG (Omnicom Group, Inc.),
14.10%, 02/18/22 ................ 2 178,244
1,139,249
Metals & Mining — 0.0%
Societe Generale SA (Freeport-McMoRan,
Inc.), 16.01%, 01/26/22 ............. 5 187,203
Multiline Retail — 0.0%
Royal Bank of Canada (Kohl's Corp.),
12.36%, 01/18/22
(b)
............... 7 343,939
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.2%
BNP Paribas SA (ConocoPhillips),
14.64%, 02/01/22
(b)
............... USD 6 $ 458,835
BNP Paribas SA (Exxon Mobil Corp.),
11.71%, 02/01/22
(b)
............... 7 439,614
BNP Paribas SA (Williams Cos., Inc. (The)),
15.22%, 02/24/22
(b)
............... 3 74,750
Goldman Sachs International (Chevron Corp.),
7.12%, 01/24/22 ................. 4 442,057
Royal Bank of Canada (Chevron Corp.),
11.31%, 01/21/22
(b)
............... 3 403,307
1,818,563
Personal Products — 0.1%
Royal Bank of Canada (Estee Lauder Cos., Inc.
(The)), 11.13%, 01/07/22
(b)
.......... 2 678,348
Pharmaceuticals — 0.1%
JPMorgan Structured Products BV (Merck
KGaA), 17.62%, 02/03/22
(b)(h)
......... 3 230,402
Merrill Lynch International & Co. (Bristol-Myers
Squibb Co.), 10.35%, 02/17/22 ....... 2 119,466
Merrill Lynch International & Co. (Pfizer, Inc.),
23.43%, 02/03/22 ................ 4 235,765
Societe Generale SA (Eli Lilly & Co.),
11.50%, 01/28/22 ................ 1 216,029
801,662
Road & Rail — 0.2%
Barclays Bank plc (Ryder System, Inc.),
14.89%, 01/10/22 ................ 1 101,824
Goldman Sachs International (Union Pacific
Corp.), 13.71%, 01/26/22 ........... 3 789,632
JPMorgan Structured Products BV (Uber
Technologies, Inc.), 14.18%, 01/25/22
(b)(h)
. 13 538,546
Royal Bank of Canada (XPO Logistics, Inc.),
11.91%, 02/07/22
(b)
............... 3 212,453
1,642,455
Semiconductors & Semiconductor Equipment — 0.5%
Credit Suisse AG (Applied Materials, Inc.),
14.65%, 02/11/22 ................ 5 812,110
Goldman Sachs International (QUALCOMM,
Inc.), 15.31%, 01/26/22 ............. 4 791,377
Merrill Lynch International & Co. (Advanced
Micro Devices, Inc.), 14.52%, 01/25/22 .. 5 674,153
Nomura Holdings, Inc. (KLA Corp.),
15.91%, 02/02/22 ................ 1 560,977
Royal Bank of Canada (NVIDIA Corp.),
12.33%, 01/18/22
(b)
............... 2 726,459
Societe Generale SA (Lam Research Corp.),
12.65%, 01/25/22 ................ 1 845,223
4,410,299
Software — 0.4%
Credit Suisse AG (Microsoft Corp.),
13.30%, 01/26/22 ................ 7 2,249,544
Credit Suisse AG (ServiceNow, Inc.),
15.30%, 01/26/22 ................ 1 787,886
Royal Bank of Canada (Microsoft Corp.)
7.65%, 01/25/22
(b)
................ 2 779,704
10.25%, 02/17/22
(b)
............... 1 386,888
4,204,022
Specialty Retail — 0.2%
Bank of Montreal (AutoZone, Inc.),
10.99%, 03/02/22 ................ —
(k)
179,331
Bank of Montreal (Signet Jewelers Ltd.),
29.73%, 03/18/22 ................ 1 131,155

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Bank of Montreal (Ulta Beauty, Inc.),
18.43%, 03/09/22 ................ USD —
(k)
$ 177,420
BNP Paribas SA (O'Reilly Automotive, Inc.),
13.50%, 02/10/22 ................ —
(k)
135,416
Royal Bank of Canada (Advance Auto Parts,
Inc.), 10.88%, 01/18/22
(b)
........... 2 360,609
Royal Bank of Canada (Home Depot, Inc.
(The)), 10.94%, 01/18/22
(b)
.......... 2 792,470
Royal Bank of Canada (TJX Cos., Inc. (The)),
8.71%, 01/18/22
(b)
................ 7 560,782
2,337,183
Technology Hardware, Storage & Peripherals — 0.3%
BNP Paribas SA (Apple, Inc.),
10.10%, 01/04/22 ................ 5 812,020
Credit Suisse AG (Apple, Inc.),
10.25%, 01/26/22 ................ 10 1,644,072
Toronto-Dominion Bank (The) (Apple, Inc.),
11.94%, 02/17/22 ................ 3 410,108
2,866,200
Textiles, Apparel & Luxury Goods — 0.0%
BNP Paribas SA (Ralph Lauren Corp.),
17.83%, 02/01/22
(b)
............... 2 256,002
Goldman Sachs International (Deckers Outdoor
Corp.), 15.65%, 02/04/22 ........... —
(k)
89,827
Goldman Sachs International (Skechers USA,
Inc.), 20.01%, 02/04/22 ............. 2 90,629
436,458
Trading Companies & Distributors — 0.0%
Societe Generale SA (United Rentals, Inc.),
13.06%, 02/02/22 ................ 1 382,866
Wireless Telecommunication Services — 0.1%
Merrill Lynch International & Co. (T-Mobile US,
Inc.), 8.09%, 02/07/22 ............. 5 540,139
Total Equity-Linked Notes — 6.2%
(Cost: $60,046,927) .............................. 60,357,906
Floating Rate Loan Interests — 13.6%
Aerospace & Defense — 0.5%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 ................. 1,136 1,136,715
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 ................. 231 231,163
Cobham Ultra US Co., Term Loan, 11/17/28
(l)
69 68,720
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.72%
,
 04/06/26 ................. 480 466,776
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.72%
,
 04/06/26 ................. 258 250,955
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 1,498 1,496,970
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 281 284,161
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 ................. 64 64,663
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.35%
,
 12/09/25 ..... 114 112,311
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.35%
,
 08/22/24 ..... USD 503 $ 496,719
4,609,153
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(a)
................ 111 110,493
Airlines — 0.3%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/20/28 ................. 509 526,540
Air Canada, Term Loan, 08/11/28
(l)
....... 525 522,842
American Airlines, Inc., Term Loan, 01/29/27
(l)
383 359,479
American Airlines, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.00%), 2.11%
,
 12/15/23 . 12 11,940
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ...... 338 327,016
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 765 766,258
2,514,075
Auto Components — 0.2%
(a)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.50%), 3.60%
,
 04/10/28 ..... 83 82,499
Clarios Global LP, 1st Lien Term Loan,
04/30/26
(l)
...................... 912 905,958
Truck Hero, Inc., Term Loan, 01/31/28
(l)
.... 458 454,891
Wand Newco 3, Inc., 1st Lien Term Loan B1,
02/05/26
(l)
...................... 796 783,397
2,226,745
Automobiles — 0.1%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.35%
,
 01/01/38
(a)
.... 654 653,067
Building Products — 0.2%
(a)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25 ................. 167 166,617
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 ................. 213 212,620
CP Atlas Buyer, Inc., Term Loan B, 11/23/27
(l)
734 730,157
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.25%
,
 10/02/28
(c)
................ 113 113,120
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 106 105,873
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 2.35%
,
 07/28/28 ..... 151 150,550
MI Windows and Doors LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/18/27 ................. 164 164,236
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 12/31/26 ..... 785 784,635
2,427,808
Capital Markets — 0.1%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 07/24/26 ................. 89 89,166
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 09/01/28 ................. 590 586,867

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Focus Financial Partners LLC, Delayed Draw
Term Loan, (LIBOR USD 3 Month + 1.50%),
4.75%
,
 06/30/28 ................. USD 48 $ 48,119
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 06/30/28 ................. 209 207,995
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.35%
,
 04/12/24
(c)
... 115 114,586
1,046,733
Chemicals — 0.4%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 1 Month
+ 2.50%), 3.00%
,
 03/18/28 .......... 720 718,579
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.25%
,
 09/30/28 ..... 231 230,094
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/24/27 ................. 53 52,603
Ascend Performance Materials Operations
LLC, Term Loan, 08/27/26
(l)
.......... 178 179,280
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/29/27 ................. 56 54,746
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 06/09/28 ................. 257 256,250
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 2.09%
,
 01/31/26 349 347,593
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 ................. 51 50,528
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 6 Month + 4.00%),
4.75%
,
 07/03/28 ................. 125 125,200
Lummus Technology Holdings V LLC, Term
Loan B, 06/30/27
(l)
................ 158 156,491
Messer Industries GmbH, Term Loan B1,
01/01/38
(l)
...................... 376 373,020
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 05/15/24 ........... 479 478,059
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.10%
,
 10/01/25 .... 14 13,883
Oxea Holding Vier GmbH, Term Loan B2,
(LIBOR USD 1 Month + 3.25%), 3.38% -
3.44%
,
 10/14/24 ................. 219 217,143
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, 03/16/27
(l)
................... 125 123,201
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.25%
,
 08/02/28 ................. 265 265,082
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 09/22/28 99 99,074
3,740,826
Commercial Services & Supplies — 0.5%
(a)
Allied Universal Holdco LLC, Term Loan,
05/12/28
(l)
...................... 648 645,236
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 03/11/25 ................. 43 42,422
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
2.60%
,
 04/06/28 ................. 181 179,504
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Asplundh Tree Expert LLC, Term Loan,
09/07/27
(l)
...................... USD 247 $ 246,327
Brand Energy & Infrastructure Services, Inc.,
Term Loan, 06/21/24
(l)
.............. 1,129 1,102,325
Clean Harbors, Inc., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.10%
,
 10/08/28 ..... 190 189,645
Covanta Holding Corp., Term Loan B,
11/30/28
(l)
...................... 217 217,094
Covanta Holding Corp., Term Loan C,
11/30/28
(l)
...................... 16 16,262
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 05/30/25 27 27,090
KAR Auction Services, Inc., Term Loan B6,
09/19/26
(c)(l)
..................... 178 174,813
LABL, Inc., Term Loan, (LIBOR USD 3 Month +
5.00%), 5.50%
,
 10/29/28 ........... 274 273,315
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ........... 112 111,797
Spring Education Group, Inc., 1st Lien Term
Loan, 07/30/25
(l)
................. 333 320,587
Tempo Acquisition LLC, Term Loan
(LIBOR USD 1 Month + 3.25%),
3.75%, 11/02/26 ............... 1,016 1,017,058
(LIBOR USD 1 Month + 3.00%),
3.50%, 08/31/28 ............... 88 88,000
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 ................. 124 123,661
Viad Corp., Term Loan, 07/30/28
(l)
........ 159 158,108
4,933,244
Construction & Engineering — 0.2%
(a)
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.11%
,
 01/21/28 ............ 375 373,356
SRS Distribution, Inc., Term Loan, 06/02/28
(l)
984 980,398
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 05/12/28 ................. 395 393,816
1,747,570
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.10%
,
 01/15/27 ........... 414 410,871
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 .... 72 71,849
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 ................. 308 305,788
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.00%
,
 09/22/28 303 303,606
TAMKO Building Products LLC, Term
Loan, (LIBOR USD 2 Month + 3.00%),
3.10%
,
 05/29/26 ................. 166 165,321
1,257,435
Containers & Packaging — 0.3%
(a)
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/01/27 ................. 1,131 1,132,431
Flex Acquisition Co., Inc., Term Loan,
03/02/28
(l)
...................... 273 271,959
Mauser Packaging Solutions Holding Co., Term
Loan, 04/03/24
(l)
................. 870 857,298

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.35%
,
 02/05/26 USD 246 $ 244,033
Pregis TopCo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.10%
,
 07/31/26 136 135,480
Tosca Services LLC, Term Loan, 08/18/27
(l)
. 261 259,835
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, 09/15/28
(l)
............... 12 11,601
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
4.50%
,
 09/15/28 ................. 203 202,943
3,115,580
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.50%), 4.25%
,
 10/28/27
(a)
102 101,765
Diversified Consumer Services — 0.3%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
12/11/28
(l)
...................... 509 507,834
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 12/10/29 ................. 111 111,185
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.75%
,
 11/24/28 ................. 184 183,540
Frontdoor, Inc., Term Loan B, (LIBOR USD 1
Month + 2.25%), 2.35%
,
 06/17/28 ..... 114 113,853
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 12/22/25 ................. 691 655,426
Mileage Plus Holdings LLC, Term Loan,
06/21/27
(l)
...................... 571 601,593
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 ................. 112 109,920
Reynolds Consumer Products LLC, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 02/04/27 ................. 16 15,689
SIRVA Worldwide, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
5.60%
,
 08/04/25
(c)
................ 109 98,471
Sotheby's, Term Loan, 01/15/27
(l)
........ 301 301,158
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 07/20/28 ................. 118 117,594
2,816,263
Diversified Financial Services — 1.3%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 167 167,597
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.60%
,
 07/31/26 ................. 476 477,049
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 03/10/28
(c)
247 246,860
APi Group DE, Inc., Term Loan, (LIBOR USD 3
Month + 0.00%), 2.85%
,
 12/18/28 ..... 145 144,793
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 2.44%
,
 10/30/26 .... 78 77,779
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.25%
,
 04/13/28 ..... 393 392,022
Castlelake Aviation One DAC, Term Loan,
10/22/26
(l)
...................... 439 436,882
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 .... 1,487 1,486,557
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 ................. USD 1,080 $ 1,080,559
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28 ................. 183 186,203
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 784 784,342
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 40 40,162
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 ................. 978 979,745
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.85%
,
 07/11/25 ................. 177 176,057
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(l)
...................... 597 591,258
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 11/02/27 . 206 206,234
Mercury Borrower, Inc., 1st Lien Term Loan,
08/02/28
(l)
...................... 674 670,461
Mercury Borrower, Inc., 2nd Lien Term Loan,
08/02/29
(l)
...................... 103 103,055
OLA Singapore PTE. Ltd., Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00%
,
 01/01/38
(c)
159 159,795
PECF USS Intermediate Holding III Corp., Term
Loan, 12/15/28
(l)
................. 307 307,212
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.00%
,
 09/25/26 .... 461 459,128
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 02/08/28 ................. 71 70,425
Setanta Aircraft Leasing DAC, Term
Loan, (LIBOR USD 6 Month + 2.00%),
2.14%
,
 11/05/28 ................. 264 263,670
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.50%),
2.60%
,
 01/23/25 ................. 219 212,205
Sotera Health Holdings LLC, 1st Lien Term
Loan, 12/11/26
(l)
................. 210 209,015
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 6.99%
,
 05/29/26 ........... 501 414,885
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 1.50%),
2.50%
,
 02/28/25 ................. 96 98,904
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 01/31/29 ................. 65 64,743
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ..... 1,096 1,094,722
VS Buyer LLC, Term Loan, 02/28/27
(l)
..... 725 720,799
White Cap Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 10/19/27 248 247,937
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 04/30/28 ................. 213 210,514
12,781,569
Diversified Telecommunication Services — 0.5%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
2.87%, 07/15/25 ............... 15 14,852

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
(LIBOR USD 3 Month + 2.75%),
2.87%, 01/31/26 ............... USD 508 $ 502,171
Altice France SA, Term Loan B13, (LIBOR USD
2 Month + 4.00%), 4.12%
,
 08/14/26 .... 983 977,225
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 . 36 35,551
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 ................. 54 54,137
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 05/01/28 ................. 170 170,078
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 3.25%
,
 11/04/26 . 320 319,854
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.85%
,
 03/01/27 169 166,676
Orbcomm, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.25%), 5.00%
,
 09/01/28 170 169,493
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 01/31/29 ................. 144 143,843
Zayo Group Holdings, Inc., Term Loan,
03/09/27
(l)
...................... 1,994 1,965,740
4,519,620
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 01/15/25 ................. 34 33,815
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.85%
,
 12/13/25 ................. 105 98,866
132,681
Electrical Equipment — 0.2%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan,
06/23/28
(l)
...................... 292 290,993
Graftech International Ltd., Term Loan, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 02/12/25 31 31,434
MH Sub I LLC, 1st Lien Term Loan, 09/13/24
(l)
1,391 1,383,190
1,705,617
Electronic Equipment, Instruments & Components — 0.0%
II-VI, Inc., Term Loan B, 12/08/28
(a)(l)
...... 295 294,262
Entertainment — 0.3%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1, 04/22/26
(l)
................... 196 176,089
City Football Group Ltd., Term Loan, 07/21/28
(c)
(l)
............................ 278 275,915
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, 07/03/24
(l)
.............. 422 419,307
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 10/19/26 ................. 607 589,296
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.85%
,
 03/13/28 413 410,642
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 05/30/25 ................. 39 38,782
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, 05/18/25
(l)
..... 850 830,991
WMG Acquisition Corp., Term Loan G,
01/20/28
(l)
...................... 290 288,764
3,029,786
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) — 0.0%
(a)
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.85%
,
 08/21/25 ................. USD 208 $ 206,808
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.11%
,
 05/11/24 . 38 37,396
244,204
Food & Staples Retailing — 0.1%
(a)
H-Food Holdings LLC, Term Loan B2,
05/23/25
(l)
...................... 251 250,128
US Foods Holding Corp., Term Loan B,
(LIBOR USD 1 Month + 2.75%), 2.85% -
2.86%
,
 11/22/28 ................. 299 298,824
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.10%
,
 09/13/26 ..... 372 367,571
916,523
Food Products — 0.5%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 11/19/26 ................. 531 523,091
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, 10/01/25
(l)
.............. 287 282,653
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 2.60%
,
 10/10/26 .... 24 24,286
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.50%
,
 10/25/27 ..... 1,103 1,104,701
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.35%
,
 01/29/27 ................. 715 705,326
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 ................. 249 247,706
JBS USA Lux SA, Term Loan, (LIBOR USD 1
Month + 2.00%), 2.10%
,
 05/01/26 ..... 41 41,145
Nomad Foods Ltd., Facility Term Loan B4,
05/15/24
(l)
...................... 264 262,425
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 06/08/28 ................. 200 199,380
Triton Water Holdings, Inc., 1st Lien Term Loan,
03/31/28
(l)
...................... 1,150 1,136,220
Utz Quality Foods LLC, 1st Lien Term Loan,
01/20/28
(l)
...................... 347 346,387
4,873,320
Health Care Equipment & Supplies — 0.1%
(a)(l)
Chariot Buyer LLC, 1st Lien Term Loan,
11/03/28 ....................... 469 468,414
Insulet Corp., Term Loan B, 05/04/28 ..... 94 93,472
Medline Borrower LP, Term Loan, 10/23/28 . 667 666,455
1,228,341
Health Care Providers & Services — 0.4%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan,
07/24/26
(l)
...................... 556 553,242
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 09/29/28 ................. 209 209,266
Electron Bidco, Inc., 1st Lien Term Loan,
11/01/28
(l)
...................... 449 447,935
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.85%
,
 10/10/25 419 335,768
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
3.97%, 02/18/27 ............... 165 163,479

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
(LIBOR USD 3 Month + 3.75%),
4.25%, 11/15/28 ............... USD 70 $ 69,691
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.25%
,
 11/15/29
(c)
................ 78 78,415
Femur Buyer, Inc., 1st Lien Term Loan,
03/05/26
(l)
...................... 137 126,580
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, 11/01/28
(l)
................. 484 483,378
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
7.50%
,
 11/01/29 ................. 110 108,534
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.10%
,
 06/30/25 ................. 426 425,586
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 ................. 4 3,955
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/20/27 ................. 259 258,994
WCG Purchaser Corp., 1st Lien Term Loan,
01/08/27
(l)
...................... 303 303,162
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 12/22/28 471 470,476
4,038,461
Health Care Technology — 0.2%
(a)
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.40%
,
 02/11/26 ................. 28 27,762
Change Healthcare Holdings, Inc., Term Loan,
03/01/24
(l)
...................... 78 77,507
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.85%
,
 10/10/25 .... 244 243,168
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 06/02/28 ................. 794 793,617
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.10%
,
 08/27/25 497 496,260
1,638,314
Hotels, Restaurants & Leisure — 0.5%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.85%
,
 02/02/26 ................. 59 57,401
Aristocrat Leisure Ltd., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%
,
 10/19/24 67 67,210
Bally's Corp., Facility Term Loan B, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 10/02/28 251 250,895
Boyd Gaming Corp., Term Loan B, (LIBOR
USD 1 Month + 2.25%), 2.35%
,
 09/15/23 39 38,805
Caesars Resort Collection LLC, Term Loan B,
12/23/24
(l)
...................... 161 160,374
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
3.60%
,
 07/21/25 ................. 504 504,093
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.11%
,
 03/17/28 . 67 66,984
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.47%
,
 07/21/26 232 230,899
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 11/30/23 ................. 74 74,053
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 1 Month + 12.00%),
13.00%
,
 10/04/23
(c)
............... USD 11 $ 11,765
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 10/04/23 556 552,214
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ..... 1,067 1,065,961
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%
,
 02/05/25 .... 511 509,491
Packers Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 03/09/28 555 550,737
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 123 119,964
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.85%
,
 08/14/24 ................. 51 50,733
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 ................. 309 306,136
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 3.75%
,
 08/03/28 .... 421 419,084
5,036,799
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan,
05/17/28
(l)
...................... 719 708,594
Snap One Holdings Corp., Term Loan,
12/08/28
(l)
...................... 220 218,979
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 10/06/28 ................. 160 158,400
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 3 Month + 3.25%),
4.00%
,
 10/30/27 ................. 137 137,036
1,223,009
Household Products — 0.1%
(a)
Diamond (BC) BV, Term Loan B, (LIBOR USD 3
Month + 3.00%), 3.50%
,
 09/29/28 ..... 490 487,702
Pilot Travel Centers LLC, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.10%
,
 08/04/28 193 191,210
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 03/03/28 43 42,518
721,430
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.10%
,
 08/12/26 ..... 54 53,685
ExGen Renewables IV LLC, Term Loan,
(LIBOR USD 3 Month + 2.50%),
3.50%
,
 12/15/27 ................. 272 271,823
325,508
Industrial Conglomerates — 0.1%
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.10%
,
 03/31/25
(a)
... 857 848,726
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 05/09/25 ................. 421 416,345
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 11/05/27 ................. 957 954,728

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Insurance (continued)
AmWINS Group, Inc., Term Loan, 02/19/28
(l)
USD 521 $ 516,641
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
3.60%, 02/12/27 ............... 287 284,068
(LIBOR USD 1 Month + 3.50%),
4.00%, 02/12/27 ............... 69 69,116
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 5.35%
,
 01/31/28
(c)
559 560,397
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 5.35%
,
 01/20/29 289 287,616
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.13%), 3.23%
,
 11/03/23 ...... 23 23,008
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.10%
,
 11/03/24 ...... 430 427,858
Hub International Ltd., Term Loan, 04/25/25
(l)
326 321,608
Hub International Ltd., Term Loan B3, (LIBOR
USD 2 Month + 3.25%), 4.00%
,
 04/25/25 369 369,023
NFP Corp., Term Loan, (LIBOR USD 1 Month +
3.25%), 3.35%
,
 02/15/27 ........... 51 49,988
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 102 101,560
Sedgwick Claims Management Services, Inc.,
Term Loan
 12/31/25
(l)
..................... 392 388,246
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... 29 29,261
USI, Inc., Term Loan, 05/16/24
(l)
......... 385 382,125
5,181,588
Interactive Media & Services — 0.2%
(a)
Adevinta ASA, Facility Term Loan B2,
06/26/28
(l)
...................... 412 411,773
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ..... 333 330,247
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 ................. 434 433,394
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ..... 1,027 1,028,776
2,204,190
Internet & Direct Marketing Retail — 0.1%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.25%
,
 11/08/27 ................. 653 653,201
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 4.75%
,
 02/12/27 .......... 50 49,563
702,764
IT Services — 0.5%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
09/19/24
(l)
...................... 238 237,660
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.25%
,
 09/19/25 ................. 48 48,300
Camelot US Acquisition 1 Co., Term Loan,
10/30/26
(l)
...................... 1,390 1,379,667
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 ................. 132 134,861
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 245 244,931
FleetCor Technologies Operating Co. LLC,
Term Loan B4, 04/28/28
(l)
........... 413 408,208
Security
Par (000)
Par (000) Value
IT Services (continued)
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 08/10/27 ................. USD 288 $ 285,261
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 4.97%
,
 04/01/28 167 167,392
Maximus, Inc., Term Loan B, (LIBOR USD 6
Month + 2.00%), 2.50%
,
 05/28/28 ..... 170 169,579
Pug LLC, Term Loan B, 02/12/27
(l)
....... 610 594,953
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 04/16/25 ................. 16 16,118
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 175 174,463
Trader Interactive LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 07/28/28
(c)
109 108,455
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.85%
,
 11/16/26 .... 168 166,499
Venga Finance SARL, Term Loan, 12/04/28
(l)
117 114,294
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 02/11/28 ...... 164 164,172
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.35%
,
 03/31/28 .......... 105 104,548
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.10%
,
 02/02/26 40 40,050
4,559,411
Leisure Products — 0.0%
Fender Musical Instruments Corp., Term Loan,
12/01/28
(a)(c)(l)
.................... 134 133,832
Life Sciences Tools & Services — 0.3%
(a)
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 11/21/24 . 40 40,183
Avantor Funding, Inc., Term Loan B5, 11/08/27
(l)
517 515,896
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28 ................. 396 396,446
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 ................. 809 810,840
ICON Luxembourg SARL, Term Loan
(LIBOR USD 3 Month + 2.25%),
2.75%, 07/03/28 ............... 564 563,329
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 10/19/27 ................. 164 164,987
Phoenix Newco, Inc., 1st Lien Term Loan,
11/15/28
(l)
...................... 658 657,344
3,149,025
Machinery — 0.5%
(a)
Albion Financing 3 SARL, Term Loan,
07/31/26
(l)
...................... 340 340,126
ASP Blade Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 10/13/28 122 121,899
Clark Equipment Co., Term Loan, (LIBOR USD
3 Month + 2.25%), 2.47%
,
 05/18/24 .... 204 203,987
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 6 Month + 2.75%), 3.25%
,
 05/14/28 63 63,335
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 10/21/28 .... 222 221,933
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 3.25%
,
 03/31/27 .... 249 248,421
Husky Injection Molding Systems Ltd., Term
Loan, 03/28/25
(l)
................. 1,531 1,503,691

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Machinery (continued)
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 03/01/27 ................. USD 89 $ 88,044
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 06/21/28 ..... 1,050 1,048,097
TK Elevator Midco GmbH, Facility Term Loan
B1, 07/30/27
(l)
................... 289 289,195
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 2.84%
,
 03/02/27 .... 790 784,003
Zurn LLC, 1st Lien Term Loan B, (LIBOR USD
1 Month + 2.25%), 2.75%
,
 10/04/28 .... 29 28,991
4,941,722
Media — 0.5%
AVSC Holding Corp., 1st Lien Term Loan B1,
03/03/25
(a)(l)
..................... 797 729,873
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26
(m)
................ 80 93,391
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/30/25
(a)
................ 130 129,627
Clear Channel Outdoor Holdings, Inc., Term
Loan B, 08/21/26
(a)(l)
............... 1,518 1,496,322
CSC Holdings LLC, Term Loan
(a)
(LIBOR USD 1 Month + 2.25%),
2.36%, 07/17/25 ............... 32 31,486
 04/15/27
(l)
..................... 422 415,962
DirectTV Financing LLC, Term Loan, 08/02/27
(a)
(l)
............................ 612 612,550
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(a)
................ 155 154,936
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 01/07/28
(a)
56 55,784
Intelsat Jackson Holdings SA, Term Loan,
07/13/22
(a)(l)
..................... 8 7,880
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)
................ 20 19,942
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................ 441 416,062
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.35%
,
 03/24/25
(a)
................ 210 207,962
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.60%
,
 12/17/26
(a)
................ 191 189,562
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(a)(c)
.. 668 666,330
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 01/31/28
(a)
................ 133 131,710
5,359,379
Metals & Mining — 0.1%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.68%
,
 07/31/25 ................. 179 179,450
Equinox Holdings, Inc., 1st Lien Term Loan B1,
03/08/24
(l)
...................... 1,001 948,472
1,127,922
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ........... USD 46 $ 49,603
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.22%
,
 02/07/25 580 577,418
Freeport LNG investments LLLP, Term Loan,
12/21/28
(l)
...................... 33 32,647
659,668
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 10/01/26
(a)
................ 992 994,903
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 ................. 315 311,915
Bausch Health Cos., Inc., Term Loan,
06/02/25
(l)
...................... 336 333,826
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.85%
,
 08/01/27 266 262,246
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 11/15/27 ................. 198 195,227
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 05/05/28 363 364,334
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 3.50%
,
 06/02/28 ..... 241 241,092
Precision Medicine Group LLC, Term Loan,
11/18/27
(l)
...................... 250 248,232
Prestige Brands, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 07/03/28
(c)
74 74,528
2,031,400
Professional Services — 0.3%
(a)
AlixPartners LLP, Term Loan, 02/04/28
(l)
.... 472 469,852
CoreLogic, Inc., 1st Lien Term Loan, 06/02/28
(l)
856 854,143
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 02/06/26 ................. 813 809,360
Trans Union LLC, Term Loan B6, 12/01/28
(l)
. 574 572,134
2,705,489
Road & Rail — 0.1%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.60%
,
 02/25/27
(a)
1,046 1,045,417
Semiconductors & Semiconductor Equipment — 0.1%
(a)
MKS Instruments, Inc., Term Loan, 10/20/28
(l)
507 505,606
ON Semiconductor Corp., Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 09/19/26 ................. 31 31,307
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 2.75%
,
 12/02/28 ..... 114 113,431
650,344
Software — 1.8%
(a)
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 02/12/25 ................. 831 832,831
Boxer Parent Co., Inc., Term Loan, 10/02/25
(l)
657 651,983
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.00%
,
 09/21/28 ................. 327 326,490
Cloudera, Inc., 1st Lien Term Loan, 10/08/28
(l)
767 764,124

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Software (continued)
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 6.50%
,
 10/08/29
(c)
USD 276 $ 275,310
ConnectWise LLC, Term Loan, (LIBOR USD 3
Month + 3.50%), 4.00%
,
 09/29/28 ..... 221 220,251
Cornerstone OnDemand, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.25%
,
 10/16/28 ................. 232 231,088
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 09/29/23 ..... 227 222,426
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.00%
,
 02/04/28 .......... 47 46,882
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27 ................. 1,343 1,346,911
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.97%
,
 03/11/28 ................. 292 290,231
Informatica LLC, Term Loan, 10/27/28
(l)
.... 1,236 1,230,487
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.25%
,
 10/30/28 139 138,305
Magenta Buyer LLC, 1st Lien Term Loan,
07/27/28
(l)
...................... 1,084 1,080,553
Magenta Buyer LLC, 2nd Lien Term Loan,
07/27/29
(l)
...................... 545 539,965
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.85%
,
 09/30/24 ..... 259 259,448
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 09/13/24 595 595,123
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.35%
,
 02/23/29 283 284,296
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27 218 217,829
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27 ................. 553 553,193
Proofpoint, Inc., 1st Lien Term Loan, 08/31/28
(l)
858 853,779
RealPage, Inc., 1st Lien Term Loan, 04/24/28
(l)
2,090 2,082,531
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.10%
,
 08/01/25 ................. 987 981,392
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.50%), 4.25% - 3.72%
,
 10/07/27 1,071 1,069,703
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 04/16/25 ................. 13 13,084
TIBCO Software, Inc., 2nd Lien Term Loan,
03/03/28
(l)
...................... 583 584,198
UKG Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 05/04/26 ..... 410 407,091
UKG Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 5.75%
,
 05/03/27 ..... 376 376,247
UKG, Inc., 1st Lien Term Loan, 05/04/26
(l)
.. 1,097 1,093,240
17,568,991
Specialty Retail — 0.3%
(a)
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.75%
,
 03/31/26
(c)
168 169,212
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/24/28 ................. 140 139,125
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 05/04/28 ........... 499 499,490
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
MED ParentCo. LP, 1st Lien Term Loan,
08/31/26
(l)
...................... USD 212 $ 211,073
Optiv, Inc., 1st Lien Term Loan, 02/01/24
(l)
.. 224 221,342
PetSmart LLC, Term Loan, 02/11/28
(l)
..... 1,179 1,179,488
Restoration Hardware, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.00%
,
 10/20/28 209 208,847
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27 ................. 262 261,592
2,890,169
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.10%
,
 07/23/26
(a)(c)
............... 278 270,638
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., Term Loan,
05/19/28
(l)
...................... 176 174,654
Core & Main LP, Term Loan B, 07/27/28
(l)
... 1,297 1,288,141
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24 37 35,154
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 120 103,043
1,600,992
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.50%
,
 09/22/28 ................. 110 109,541
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 09/21/29 ................. 45 45,493
155,034
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, 05/27/24
(l)
................ 473 459,210
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 04/30/28 ................. 124 123,607
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 ................. 102 101,437
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 04/11/25 . 290 286,216
970,470
Total Floating Rate Loan Interests — 13.6%
(Cost: $133,866,349) ............................. 133,762,275
Foreign Agency Obligations — 0.1%
Mexico — 0.1%
Petroleos Mexicanos, 7.69%
,
01/23/50 .... 360 345,600
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.25%
,
11/24/30
(b)
... 200 194,688
Total Foreign Agency Obligations — 0.1%
(Cost: $533,587) ................................ 540,288

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Investment Companies — 18.9%
(n)
BlackRock Allocation Target Shares- BATS
Series A ....................... 6,885,757 $ 68,719,858
BlackRock Floating Rate Income Portfolio,
Class K Shares .................. 2,031,332 20,171,128
iShares Core Dividend Growth ETF ...... 370,283 20,580,329
iShares iBoxx $ High Yield Corporate Bond
ETF
(o)
........................ 228,619 19,892,139
iShares iBoxx $ Investment Grade Corporate
Bond ETF ...................... 71,134 9,426,678
iShares MBS ETF .................. 295,536 31,749,432
iShares U.S. Real Estate ETF
(o)
......... 131,319 15,251,389
Total Investment Companies — 18.9%
(Cost: $180,078,620) ............................. 185,790,953
Par (000)
Pa r (000)
Preferred Securities — 2.1%
Capital Trusts — 2.0%
Banks — 0.8%
(a)(g)
Bank of America Corp., Series JJ, (LIBOR USD
3 Month + 3.29%), 5.12% ........... USD 900 941,625
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00% ..... 1,063 1,094,890
Series V, (SOFR + 3.23%), 4.70% ..... 300 303,060
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 225 226,687
Series Y, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.00%),
4.15% ...................... 10 10,163
JPMorgan Chase & Co.
Series FF, (SOFR + 3.38%), 5.00% .... 1,369 1,406,648
Series HH, (SOFR + 3.13%), 4.60% .... 490 502,862
PNC Financial Services Group, Inc. (The),
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ........................ 800 787,392
US Bancorp, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.54%),
3.70% ........................ 380 379,924
Wells Fargo & Co.
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ...................... 570 601,430
Series U, (LIBOR USD 3 Month + 3.99%),
5.87% ...................... 375 409,687
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ...................... 925 950,438
7,614,806
Capital Markets — 0.5%
(a)(g)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% 775 792,437
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... 1,100 1,122,000
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 760 767,600
Goldman Sachs Group, Inc. (The)
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50% ...................... 275 290,125
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ...................... USD 284 $ 294,650
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ...................... 600 597,000
Series O, (LIBOR USD 3 Month + 3.83%),
5.30% ...................... 600 653,250
4,517,062
Consumer Finance — 0.3%
(a)(g)
Ally Financial, Inc., Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.70% ............. 1,200 1,245,000
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ....... 725 774,844
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% 631 719,340
2,739,184
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(g)
........... 475 493,748
Electric Utilities — 0.1%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(g)
........... 1,250 1,309,500
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(g)
..................... 94 95,212
Insurance — 0.1%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(g)
............... 950 969,000
Multi-Utilities — 0.0%
Sempra Energy, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.55%),
4.88%
(a)(g)
...................... 450 481,851
Oil, Gas & Consumable Fuels — 0.1%
(a)(g)
Energy Transfer LP
Series B, (LIBOR USD 3 Month + 4.16%),
6.63% ...................... 200 189,484
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ...................... 1,200 1,218,000
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% .. 86 68,692
1,476,176
Total Capital Trusts — 2.0%
(Cost: $19,254,513) .............................. 19,696,539
Shares
Shares
Preferred Stocks — 0.1%
Consumer Finance — 0.0%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 1.90%
(a)(g)
................ 2,500 146,250
Insurance — 0.0%
Allstate Corp. (The), Series H, 5.10%
(g)
.... 15,000 406,800

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(g)
.......... 25,000 $ 633,750
Total Preferred Stocks — 0.1%
(Cost: $1,170,581) .............................. 1,186,800
Trust Preferreds — 0.0%
Commercial Services & Supplies — 0.0%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
3.37%, 12/21/65
(a)(b)
............... 100,000 82,500
Total Trust Preferreds — 0.0%
(Cost: $95,250) ................................ 82,500
Total Preferred Securities — 2.1%
(Cost: $20,520,344) .............................. 20,965,839
Security
Shares
Shares Value
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(d)
.... 52 $ 645
Total Warrants — 0.0%
(Cost: $0) .................................... 645
Total Long-Term Investments — 95.7%
(Cost: $916,852,358) ............................. 938,746,652
Short-Term Securities — 7.3%
(n)(p)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% ................... 35,824,234 35,824,234
SL Liquidity Series, LLC, Money Market Series,
0.15%
(q)
....................... 35,549,781 35,553,336
Total Short-Term Securities — 7.3%
(Cost: $71,378,366) .............................. 71,377,570
Total Investments — 103.0%
(Cost: $988,230,724 ) ............................. 1,010,124,222
Liabilities in Excess of Other Assets — (3.0)% ............ (29,514,248)
Net Assets — 100.0% .............................. $ 980,609,974
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Non-income producing security.
(e)
Convertible security.
(f)
Zero-coupon bond.
(g)
Perpetual security with no stated maturity date.
(h)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)
Rounds to less than 1,000.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Fixed rate.
(n)
Affiliate of the Fund.
(o)
All or a portion of this security is on loan.
(p)
Annualized 7-day yield as of period end.
(q)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Managed Income Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 23,028,605 $ 12,795,629 $ — $ — $ — $ 35,824,234 35,824,234 $ 5,242 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 357,289 35,201,761 — (4,918) (796) 35,553,336 35,549,781 297,310
(b)
—
BlackRock Allocation Target
Shares- BATS Series A ..... 46,574,822 22,274,317 — — (129,281) 68,719,858 6,885,757 1,480,406 72,328
BlackRock Floating Rate Income
Portfolio, Class K Shares ... 11,008,080 21,765,307 (12,689,086) 403,874 (317,047) 20,171,128 2,031,332 779,080 —
BlackRock GNMA Portfolio, Class
K Shares
(c)
............. 25,564,430 144,080 (25,519,229) (44,576) (144,705) — — 157,986 —
BlackRock High Yield Bond
Portfolio, Class K Shares
(c)
.. 1,215,777 14,742 (1,233,718) 23,497 (20,298) — — 22,509 —
iShares Core Dividend Growth
ETF .................. 13,569,748 3,045,242 — — 3,965,339 20,580,329 370,283 396,855 —
iShares Emerging Markets
Dividend ETF
(c)
.......... 1,076,431 — (1,123,554) (64,473) 111,596 — — 65,873 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 29,486,186 — (9,499,116) 255,127 (350,058) 19,892,139 228,619 899,801 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 10,240,130 — (406,422) 20,752 (427,782) 9,426,678 71,134 221,307 —
iShares MBS ETF .......... — 32,097,338 — — (347,906) 31,749,432 295,536 5,573 —
iShares U.S. Real Estate ETF .. — 14,515,228 — — 736,161 15,251,389 131,319 149,348 —
$ 589,283 $ 3,075,223 $ 257,168,523 $ 4,481,290 $ 72,328
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

Schedule of Investments
(continued)
December 31, 2021
i
Derivative Financial Instruments Categorized by Risk Exposure
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 74 03/18/22 $ 17,606 $ 234,439
U.S. Treasury 2 Year Note .................................................... 6 03/31/22 1,309 (428)
234,011
Short Contracts
GBP Currency ............................................................ 187 03/14/22 15,814 (342,934)
JPY Currency ............................................................ 7 03/14/22 761 9,388
U.S. Treasury 10 Year Note ................................................... 645 03/22/22 84,062 471,816
U.S. Treasury Long Bond .................................................... 105 03/22/22 16,793 (83,027)
U.S. Treasury Ultra Bond .................................................... 41 03/22/22 8,041 (127,907)
U.S. Treasury 5 Year Note .................................................... 289 03/31/22 34,935 (50,520)
(123,184)
$ 110,827
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.37.V1 ................... 1.00 % Quarterly 12/20/26 USD 3,460 $ (85,675) $ (40,732) $ (44,943)
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ — $ (40,732) $ — $ (44,943)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 234,439 $ 9,388 $ 471,816 $ — $ 715,643
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — 342,934 261,882 — 604,816
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 44,943 — — — — 44,943
$ — $ 44,943 $ — $ 342,934 $ 261,882 $ — $ 649,759
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

BlackRock Managed Income Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
For the period ended December 31, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (60,796) $ 504,935 $ 5,717,124 $ — $ 6,161,263
Options purchased
(a)
.................... — — (634,277) — — — (634,277)
Options written ........................ — — 481,390 — — — 481,390
Swaps .............................. — 29,892 — — — — 29,892
$ — $ 29,892 $ (213,683) $ 504,935 $ 5,717,124 $ — $ 6,038,268
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — 52,512 (90,047) (176,505) — (214,040)
Options purchased
(b)
.................... — — 47,053 — — — 47,053
Options written ........................ — — (24,747) — — — (24,747)
Swaps .............................. — (47,280) — — — — (47,280)
$ — $ (47,280) $ 74,818 $ (90,047) $ (176,505) $ — $ (239,014)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 15,410,501
Average notional value of contracts — short ................................................................................. 121,669,613
Options
Average value of option contracts purchased ................................................................................ 236,535
Average value of option contracts written ................................................................................... 112,125
Credit default swaps
Average notional value — buy protection ................................................................................... 2,470,500
Average notional value — sell protection ................................................................................... 118,750

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

Schedule of Investments
(continued)
December 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 71,213,818 $ 2,000,000 $ 73,213,818
Common Stocks
Banks ............................................... 3,572,332 1,739,097 — 5,311,429
Beverages ........................................... — 2,397,382 — 2,397,382
Biotechnology ......................................... 2,829,725 — — 2,829,725
Building Products ....................................... 2,497 — — 2,497
Capital Markets ........................................ 2,471,707 — — 2,471,707
Consumer Finance ...................................... 1,219,268 — — 1,219,268
Diversified Telecommunication Services ........................ 2,156,198 — — 2,156,198
Electric Utilities ........................................ — 2,086,171 — 2,086,171
Electrical Equipment ..................................... — 1,550,353 — 1,550,353
Electronic Equipment, Instruments & Components ................. 1,377,198 — — 1,377,198
Energy Equipment & Services .............................. 616,634 — — 616,634
Equity Real Estate Investment Trusts (REITs) .................... 1,200,420 — — 1,200,420
Food & Staples Retailing .................................. 851,421 — — 851,421
Gas Utilities ........................................... — 910,538 — 910,538
Health Care Equipment & Supplies ........................... 2,235,348 — — 2,235,348
Health Care Providers & Services ............................ 2,682,934 — — 2,682,934
Household Durables ..................................... — 822,310 — 822,310
Household Products ..................................... — 1,755,934 — 1,755,934
Insurance ............................................ 2,808,633 2,015,275 — 4,823,908
IT Services ........................................... 5,030,657 666,696 — 5,697,353
Leisure Products ....................................... 2,086,999 — — 2,086,999
Machinery ............................................ 1,772,310 — — 1,772,310
Media ............................................... 1,447,541 — — 1,447,541
Oil, Gas & Consumable Fuels ............................... 23,596 — — 23,596
Personal Products ...................................... 1,360,115 2,180,515 — 3,540,630
Pharmaceuticals ....................................... — 7,259,976 — 7,259,976
Professional Services .................................... — 2,654,920 — 2,654,920
Semiconductors & Semiconductor Equipment .................... 1,921,452 3,048,169 — 4,969,621
Software ............................................. 4,588,049 — — 4,588,049
Technology Hardware, Storage & Peripherals .................... — 671,521 — 671,521
Textiles, Apparel & Luxury Goods ............................ — 4,193,563 — 4,193,563
Tobacco ............................................. 1,378,925 — — 1,378,925
Trading Companies & Distributors ............................ — 1,774,136 — 1,774,136
Wireless Telecommunication Services ......................... — 804,202 — 804,202
Corporate Bonds ........................................ — 383,950,211 — 383,950,211
Equity-Linked Notes ...................................... — 60,357,906 — 60,357,906
Floating Rate Loan Interests
Aerospace & Defense .................................... — 4,609,153 — 4,609,153
Air Freight & Logistics .................................... — 110,493 — 110,493
Airlines .............................................. — 2,514,075 — 2,514,075
Auto Components ...................................... — 2,226,745 — 2,226,745
Automobiles .......................................... — 653,067 — 653,067
Building Products ....................................... — 2,314,688 113,120 2,427,808
Capital Markets ........................................ — 932,147 114,586 1,046,733
Chemicals ............................................ — 3,740,826 — 3,740,826
Commercial Services & Supplies ............................. — 4,758,431 174,813 4,933,244
Construction & Engineering ................................ — 1,747,570 — 1,747,570
Construction Materials .................................... — 1,257,435 — 1,257,435
Containers & Packaging .................................. — 3,115,580 — 3,115,580
Distributors ........................................... — 101,765 — 101,765
Diversified Consumer Services .............................. — 2,717,792 98,471 2,816,263
Diversified Financial Services ............................... — 12,374,914 406,655 12,781,569
Diversified Telecommunication Services ........................ — 4,519,620 — 4,519,620

BlackRock Managed Income Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2021
Level 1 Level 2 Level 3 Total
Electric Utilities ........................................ $ — $ 132,681 $ — $ 132,681
Electrical Equipment ..................................... — 1,705,617 — 1,705,617
Electronic Equipment, Instruments & Components ................. — 294,262 — 294,262
Entertainment ......................................... — 2,753,871 275,915 3,029,786
Equity Real Estate Investment Trusts (REITs) .................... — 244,204 — 244,204
Food & Staples Retailing .................................. — 916,523 — 916,523
Food Products ......................................... — 4,873,320 — 4,873,320
Health Care Equipment & Supplies ........................... — 1,228,341 — 1,228,341
Health Care Providers & Services ............................ — 3,960,046 78,415 4,038,461
Health Care Technology .................................. — 1,638,314 — 1,638,314
Hotels, Restaurants & Leisure .............................. — 5,025,034 11,765 5,036,799
Household Durables ..................................... — 1,223,009 — 1,223,009
Household Products ..................................... — 721,430 — 721,430
Independent Power and Renewable Electricity Producers ............ — 325,508 — 325,508
Industrial Conglomerates .................................. — 848,726 — 848,726
Insurance ............................................ — 4,621,191 560,397 5,181,588
Interactive Media & Services ............................... — 2,204,190 — 2,204,190
Internet & Direct Marketing Retail ............................ — 702,764 — 702,764
IT Services ........................................... — 4,450,956 108,455 4,559,411
Leisure Products ....................................... — — 133,832 133,832
Life Sciences Tools & Services .............................. — 3,149,025 — 3,149,025
Machinery ............................................ — 4,941,722 — 4,941,722
Media ............................................... — 4,693,049 666,330 5,359,379
Metals & Mining ........................................ — 1,127,922 — 1,127,922
Oil, Gas & Consumable Fuels ............................... — 659,668 — 659,668
Personal Products ...................................... — 994,903 — 994,903
Pharmaceuticals ....................................... — 1,956,872 74,528 2,031,400
Professional Services .................................... — 2,705,489 — 2,705,489
Road & Rail ........................................... — 1,045,417 — 1,045,417
Semiconductors & Semiconductor Equipment .................... — 650,344 — 650,344
Software ............................................. — 17,293,681 275,310 17,568,991
Specialty Retail ........................................ — 2,720,957 169,212 2,890,169
Technology Hardware, Storage & Peripherals .................... — — 270,638 270,638
Trading Companies & Distributors ............................ — 1,600,992 — 1,600,992
Transportation Infrastructure ............................... — 155,034 — 155,034
Wireless Telecommunication Services ......................... — 970,470 — 970,470
Foreign Agency Obligations ................................. — 540,288 — 540,288
Investment Companies .................................... 117,071,095 — — 117,071,095
Preferred Securities
Banks ............................................... — 7,614,806 — 7,614,806
Capital Markets ........................................ — 4,517,062 — 4,517,062
Commercial Services & Supplies ............................. — 82,500 — 82,500
Consumer Finance ...................................... 146,250 2,739,184 — 2,885,434
Diversified Financial Services ............................... — 493,748 — 493,748
Electric Utilities ........................................ — 1,309,500 — 1,309,500
Independent Power and Renewable Electricity Producers ............ — 95,212 — 95,212
Insurance ............................................ 406,800 969,000 — 1,375,800
Multi-Utilities .......................................... — 481,851 — 481,851
Oil, Gas & Consumable Fuels ............................... 633,750 1,476,176 — 2,109,926
Warrants .............................................. 645 — — 645
Short-Term Securities ....................................... 35,824,234 — — 35,824,234
Unfunded Floating Rate Loan Interests
(a)
.............................. — 344 — 344
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (83) (57) (140)
$ 197,716,733 $ 702,602,114 $ 5,532,385 $ 905,851,232
Investments valued at NAV
(b)
...................................... 104,273,194
$ —
$ 1,010,124,426
$ —
Derivative Financial Instruments
(c)
Assets
Equity contracts ........................................... $ 234,439 $ — $ — $ 234,439
Foreign currency exchange contracts ............................ 9,388 — — 9,388
Interest rate contracts ....................................... 471,816 — — 471,816
Liabilities
Credit contracts ........................................... — (44,943) — (44,943)

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Foreign currency exchange contracts ............................ $ (342,934) $ — $ — $ (342,934)
Interest rate contracts ....................................... (261,882) — — (261,882)
$ 110,827 $ (44,943) $ — $ 65,884
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
December 31, 2021

Financial Statements
BlackRock
Managed Income
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 752,955,699
Investments, at value — affiliated
(c)
......................................................................................... 257,168,523
Cash ............................................................................................................. 748,500
Cash pledged: –
Futures contracts .................................................................................................... 3,180,000
Centrally cleared swaps ................................................................................................ 278
Foreign currency, at value
(d)
.............................................................................................. 1,176,214
Receivables: –
Investments sold .................................................................................................... 1,753,803
Securities lending income — affiliated ...................................................................................... 31,515
Capital shares sold ................................................................................................... 2,388,212
Dividends — affiliated ................................................................................................. 223,649
Dividends — unaffiliated ............................................................................................... 92,937
Interest — unaffiliated ................................................................................................. 4,932,871
From the Manager ................................................................................................... 53,579
Variation margin on futures contracts ....................................................................................... 449
Unrealized appreciation on: –
Unfunded floating rate loan interests ....................................................................................... 344
Prepaid expenses ..................................................................................................... 118,682
Total assets .........................................................................................................
1,024,825,255
LIABILITIES
Collateral on securities loaned ............................................................................................. 35,559,687
Payables: –
Investments purchased ................................................................................................ 5,128,519
Administration fees ................................................................................................... 1,146
Capital shares redeemed ............................................................................................... 2,615,989
Income dividend distributions ............................................................................................ 42,996
Investment advisory fees .............................................................................................. 253,145
Trustees' and Officer's fees ............................................................................................. 2,077
Other affiliate fees ................................................................................................... 280
Service and distribution fees ............................................................................................. 111,903
Variation margin on futures contracts ....................................................................................... 54,977
Variation margin on centrally cleared swaps .................................................................................. 49,054
Other accrued expenses ............................................................................................... 395,368
Unrealized depreciation on: –
Unfunded floating rate loan interests ....................................................................................... 140
Total liabilities ........................................................................................................
44,215,281
NET ASSETS ........................................................................................................
$ 980,609,974
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 957,694,151
Accumulated earnings .................................................................................................. 22,915,823
NET ASSETS ........................................................................................................
$ 980,609,974
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 736,773,738
(b)
  Securities loaned, at value .............................................................................................. $ 34,791,928
(c)
  Investments, at cost — affiliated .......................................................................................... $ 251,456,986
(d)
  Foreign currency, at cost ............................................................................................... $ 1,167,786
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock
Managed Income
Fund
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 447,217,743
Shares outstanding .................................................................................................
43,396,546
Net asset value ....................................................................................................
$ 10.31
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
0.001
Investor A
Net assets ........................................................................................................
$ 401,137,734
Shares outstanding .................................................................................................
38,924,217
Net asset value ....................................................................................................
$ 10.31
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
0.001
Investor C
Net assets ........................................................................................................
$ 29,564,656
Shares outstanding .................................................................................................
2,867,641
Net asset value ....................................................................................................
$ 10.31
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
0.001
Class K
Net assets ........................................................................................................
$ 102,689,841
Shares outstanding .................................................................................................
9,938,867
Net asset value ....................................................................................................
$ 10.33
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
0.001
See notes to financial statements.

Statement of Operations
Year Ended December 31, 2021

Financial Statements
See notes to financial statements.
BlackRock
Managed Income
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 4,183,980
Dividends — unaffiliated ............................................................................................... 1,846,792
Interest — unaffiliated ................................................................................................ 24,153,318
Securities lending income — affiliated — net ................................................................................. 297,310
Foreign taxes withheld ................................................................................................ (57,413)
Total investment income .................................................................................................
30,423,987
EXPENSES
Investment advisory .................................................................................................. 2,984,780
Service and distribution — class specific .................................................................................... 1,113,413
Transfer agent — class specific .......................................................................................... 508,527
Accounting services .................................................................................................. 396,620
Administration ..................................................................................................... 353,623
Administration — class specific .......................................................................................... 170,546
Professional ....................................................................................................... 166,909
Registration ....................................................................................................... 147,222
Custodian ......................................................................................................... 92,350
Trustees and Officer .................................................................................................. 9,849
Miscellaneous ...................................................................................................... 139,702
Total expenses .......................................................................................................
6,083,541
Less: –
Administration fees waived — class specific .................................................................................. (161,114)
Fees waived and/or reimbursed by the Manager ............................................................................... (1,305,250)
Transfer agent fees waived and/or reimbursed — class specific ..................................................................... (138,067)
Total expenses after fees waived and/or reimbursed ..............................................................................
4,479,110
Net investment income ..................................................................................................
25,944,877
REALIZED AND UNREALIZED GAIN (LOSS) $ 18,479,635
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. 589,283
Investments — unaffiliated ........................................................................................... 14,677,276
Capital gain distributions from underlying funds — affiliated ...................................................................... 72,328
Foreign currency transactions ......................................................................................... (132,207)
Futures contracts .................................................................................................. 6,161,263
Options written ................................................................................................... 481,390
Swaps ......................................................................................................... 29,892
A
21,879,225
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. 3,075,223
Investments — unaffiliated ........................................................................................... (6,192,594)
Foreign currency translations .......................................................................................... 3,644
Futures contracts .................................................................................................. (214,040)
Options written ................................................................................................... (24,747)
Swaps ......................................................................................................... (47,280)
Unfunded floating rate loan interests ..................................................................................... 204
A
(3,399,590)
Net realized and unrealized gain ...........................................................................................
18,479,635
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 44,424,512

Statements of Changes in Net Assets

2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Managed Income Fund
Year Ended December 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 25,944,877 $ 19,551,200
Net realized gain (loss) .............................................................................. 21,879,225 (968,267)
Net change in unrealized appreciation (depreciation) .......................................................... (3,399,590) 15,970,983
Net increase in net assets resulting from operations .............................................................
44,424,512 34,553,916
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (21,513,873) (9,566,525)
Investor A ..................................................................................... (17,731,220) (7,243,709)
Investor C ..................................................................................... (1,196,903) (659,196)
Class K ....................................................................................... (5,017,403) (2,796,268)
Decrease in net assets resulting from distributions to shareholders ...................................................
(45,459,399) (20,265,698)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
292,417,674 202,030,655
NET ASSETS
Total increase in net assets ............................................................................. 291,382,787 216,318,873
Beginning of year .................................................................................... 689,227,187 472,908,314
End of year ........................................................................................
$ 980,609,974 $ 689,227,187
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Managed Income Fund
Institutional
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.28 $ 10.08 $ 9.56 $ 10.02 $ 9.95
Net investment income
(a)
.....................................
0.33 0.35 0.39 0.40 0.37
Net realized and unrealized gain (loss) ............................
0.24 0.21 0.52 (0.46) 0.15
Net increase (decrease) from investment operations ....................
0.57 0.56 0.91 (0.06) 0.52
Distributions
(b)
– – – – –
From net investment income ..................................
(0.34) (0.34) (0.39) (0.38) (0.37)
From net realized gain .......................................
(0.20) (0.02) — (0.02) (0.08)
Total distributions ...........................................
(0.54) (0.36) (0.39) (0.40) (0.45)
Net asset value, end of year ...................................
$ 10.31 $ 10.28 $ 10.08 $ 9.56 $ 10.02
Total Return
(c)
5.61% 5.78% 9.63% (0.57)% 5.29%
Based on net asset value ......................................
5.61% 5.78% 9.63% (0.57)% 5.29%
Ratios to Average Net Assets
(d)
Total expenses .............................................
0.61% 0.62% 0.59% 0.72% 1.03%
Total expenses after fees waived and/or reimbursed ....................
0.40% 0.38% 0.34% 0.27% 0.38%
Net investment income .......................................
3.17% 3.51% 3.90% 4.09% 3.74%
Supplemental Data
Net assets, end of year (000) ....................................
$ 447,218 $ 317,679 $ 199,220 $ 117,904 $ 51,542
Portfolio turnover rate
(e)
.......................................
45% 76% 71% 79% 68%
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) .................... 88% 94% 91% 100% 96%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Managed Income Fund
Investor A
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.28 $ 10.08 $ 9.56 $ 10.02 $ 9.95
Net investment income
(a)
.....................................
0.30 0.32 0.36 0.38 0.35
Net realized and unrealized gain (loss) ............................
0.24 0.22 0.52 (0.46) 0.15
Net increase (decrease) from investment operations ....................
0.54 0.54 0.88 (0.08) 0.50
Distributions
(b)
– – – – –
From net investment income ..................................
(0.31) (0.32) (0.36) (0.36) (0.35)
From net realized gain .......................................
(0.20) (0.02) — (0.02) (0.08)
Total distributions ...........................................
(0.51) (0.34) (0.36) (0.38) (0.43)
Net asset value, end of year ...................................
$ 10.31 $ 10.28 $ 10.08 $ 9.56 $ 10.02
Total Return
(c)
5.36% 5.51% 9.36% (0.82)% 5.03%
Based on net asset value ......................................
5.36% 5.51% 9.36% (0.82)% 5.03%
Ratios to Average Net Assets
(d)
Total expenses .............................................
0.82% 0.83% 0.80% 0.95% 1.26%
Total expenses after fees waived and/or reimbursed ....................
0.65% 0.62% 0.59% 0.52% 0.63%
Net investment income .......................................
2.91% 3.27% 3.65% 3.83% 3.45%
Supplemental Data
Net assets, end of year (000) ....................................
$ 401,138 $ 261,322 $ 190,848 $ 107,314 $ 59,591
Portfolio turnover rate
(e)
.......................................
45% 76% 71% 79% 68%
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) .................... 88% 94% 91% 100% 96%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Managed Income Fund
Investor C
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.29 $ 10.09 $ 9.56 $ 10.03 $ 9.96
Net investment income
(a)
.....................................
0.23 0.25 0.29 0.31 0.28
Net realized and unrealized gain (loss) ............................
0.23 0.21 0.53 (0.48) 0.14
Net increase (decrease) from investment operations ....................
0.46 0.46 0.82 (0.17) 0.42
Distributions
(b)
– – – – –
From net investment income ..................................
(0.24) (0.24) (0.29) (0.28) (0.27)
From net realized gain .......................................
(0.20) (0.02) — (0.02) (0.08)
Total distributions ...........................................
(0.44) (0.26) (0.29) (0.30) (0.35)
Net asset value, end of year ...................................
$ 10.31 $ 10.29 $ 10.09 $ 9.56 $ 10.03
Total Return
(c)
4.50% 4.72% 8.65% (1.67)% 4.24%
Based on net asset value ......................................
4.50% 4.72% 8.65% (1.67)% 4.24%
Ratios to Average Net Assets
(d)
Total expenses .............................................
1.59% 1.60% 1.58% 1.74% 1.95%
Total expenses after fees waived and/or reimbursed ....................
1.40% 1.37% 1.34% 1.28% 1.38%
Net investment income .......................................
2.18% 2.54% 2.89% 3.11% 2.75%
Supplemental Data
Net assets, end of year (000) ....................................
$ 29,565 $ 26,419 $ 23,347 $ 11,983 $ 4,122
Portfolio turnover rate
(e)
.......................................
45% 76% 71% 79% 68%
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) .................... 88% 94% 91% 100% 96%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Managed Income Fund
Class K
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.30 $ 10.11 $ 9.58 $ 10.05 $ 9.97
Net investment income
(a)
.....................................
0.34 0.36 0.39 0.41 0.38
Net realized and unrealized gain (loss) ............................
0.23 0.20 0.53 (0.47) 0.16
Net increase (decrease) from investment operations ....................
0.57 0.56 0.92 (0.06) 0.54
Distributions
(b)
– – – – –
From net investment income ..................................
(0.34) (0.35) (0.39) (0.39) (0.38)
From net realized gain .......................................
(0.20) (0.02) — (0.02) (0.08)
Total distributions ...........................................
(0.54) (0.37) (0.39) (0.41) (0.46)
Net asset value, end of year ...................................
$ 10.33 $ 10.30 $ 10.11 $ 9.58 $ 10.05
Total Return
(c)
5.66% 5.72% 9.78% (0.61)% 5.45%
Based on net asset value ......................................
5.66% 5.72% 9.78% (0.61)% 5.45%
Ratios to Average Net Assets
(d)
Total expenses .............................................
0.52% 0.52% 0.50% 0.64% 0.87%
Total expenses after fees waived and/or reimbursed ....................
0.35% 0.33% 0.29% 0.22% 0.33%
Net investment income .......................................
3.22% 3.58% 3.97% 4.10% 3.76%
Supplemental Data
Net assets, end of year (000) ....................................
$ 102,690 $ 83,808 $ 59,493 $ 59,030 $ 59,555
Portfolio turnover rate
(e)
.......................................
45% 76% 71% 79% 68%
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) .................... 88% 94% 91% 100% 96%

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Managed Income Fund (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-
dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts and swaps) that would be treated as “senior securities”
for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Notes to Financial Statements
(continued)

Notes to Financial Statements
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2021, certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may in volve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Managed Income ARC Falcon I, Inc., Delayed Draw Term Loan .............. $ 33,667 $ 33,499 $ 33,591 $ 92
CP Iris Holdco I, Inc., Delayed Draw 1st Lien Term Loan ....... 22,687 22,687 22,630 (57)
EyeCare Partners LLC, Delayed Draw 1st Lien Term Loan ..... 17,506 17,506 17,423 (83)
Intelsat Jackson Holdings SA, Term Loan ................. 1,578 1,558 1,576 18
Medical Solutions Holdings, Inc., Delayed Draw 1st Lien Term Loan 92,269 91,883 92,072 189
Precision Medicine Group LLC, Delayed Draw Term Loan ...... 29,555 29,366 29,398 32
Trident TPI Holdings, Inc., Delayed Draw Term Loan B3 ....... 17,258 17,215 17,228 13
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 8,092 $ (8,092) $ — $ —
Jefferies LLC .................................... 1,718,872 (1,718,872) — —
J . P . Morgan Securities LLC .......................... 19,685,055 (19,685,055) — —
SG Americas Securities LLC ......................... 13,379,909 (13,379,909) — —
$ 34,791,928 $ (34,791,928) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker a variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Average Daily Net Assets
Investment
Advisory Fees
First $1 b illion ......................................................................................................... 0.35%
$1 billion - $2 b illion ..................................................................................................... 0.34
$2 billion - $3 b illion ..................................................................................................... 0.33
Greater than $3 b illion ................................................................................................... 0.32

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

Service and Distribution Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended December 31, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement w ith the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended December 31, 2021, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2021, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2021, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended December 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 835,274
Investor C ........................................................................................................ 278,139
$ 1,113,413
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Institutional ....................................................................................................... $ 79,523
Investor A ........................................................................................................ 66,817
Investor C ........................................................................................................ 5,562
Class K ......................................................................................................... 18,644
$ 170,546
Institutional .................................................................................................... $ 539
Investor A ..................................................................................................... 1,188
Investor C ..................................................................................................... 415
Class K ...................................................................................................... 120
$ 2,262
Institutional ....................................................................................................... $ 330,929
Investor A ........................................................................................................ 159,829
Investor C ........................................................................................................ 17,649
Class K ......................................................................................................... 120
$ 508,527

Notes to Financial Statements
(continued)

Notes to Financial Statements
Other Fees: For the year ended December 31, 2021, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor
A Shares for a total of $24,785.
For the year ended December 31, 2021, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractuall y agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023.
The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Fund, as defined in the 1940 Act
("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2021, the amount waived was $14,220.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2021, the Manager waived $327,925 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit Other Expenses of the Fund, excluding dividend expense, interest expense and certain other fund expenses. The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, the Manager waived and/ or reimbursed investment advisory fees of $963,105 pursuant to this arrangement, which is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. For the year ended December 31, 2021, class specific expense waivers and/or reimbursements were as follows:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Investor A $ 34,299
Investor C 4,086
Institutional .............................................................................................................
0.09%
Investor A ..............................................................................................................
0.09
Investor C ..............................................................................................................
0.09
Class K ...............................................................................................................
0.04
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
Managed Income
Institutional .................................................................................... $ 79,515 $ 132,243
Investor A ..................................................................................... 57,395 1,950
Investor C ..................................................................................... 5,562 3,754
Class K ...................................................................................... 18,642 120
$ 161,114 $ 138,067

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2021, the Fund paid BIM $61,349 for securities lending agent services.
Interfund Lending: In accordance with an exemption order ("the Order") from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended December 31, 2021, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31 , 2021, the purchase and sale transactions and any net realized gains (losses) w ith an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2021, purchases and sales of investments, excluding short-term investments and equity-linked notes, were $603,957,013 and $338,034,642, respectively.
For the year ended December 31, 2021, purchases and sales related to equity-linked notes were $383,653,419 and $381,135,145.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
Purchases ............................................................................................................... $ 415,682
Sales ................................................................................................................... —
Net Realized Gain .......................................................................................................... —
Fund Name
Year Ended
12/31/21
Year Ended
12/31/20
BlackRock Managed Income Fund
Ordinary income ............................................................................................ $ 38,845,301 $ 20,265,698
Long-term capital gains ........................................................................................ 6,614,098 —
$ 45,459,399 $ 20,265,698

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures, amortization methods for premiums and discounts on fixed income securities, the classification of investments and the accounting for swap agreements.
During the year ended December 31, 2021, the Fund utilized the following amount of its capital loss carryforward.
As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
BlackRock Funds II, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Managed Income Fund ................................................
$ 416,571 $ 1,371,008 $ 21,128,244 $ 22,915,823
Fund Name Amount Utilized
BlackRock Managed Income Fund ......................................................................................... $ 999,067
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Managed Income Fund ...................................... $ 989,005,190 $ 29,016,336 $ (7,941,094) $ 21,075,242

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)

Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/21
Year Ended
12/31/20
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Managed Income Fund
Institutional
Shares sold .............................................
22,708,323 $ 236,175,835 24,684,729 $ 241,044,536
Shares issued in reinvestment of distributions ........................
2,069,994 21,453,907 965,987 9,562,431
Shares redeemed .........................................
(12,287,499) (127,910,759) (14,508,164) (139,835,928)
12,490,818 $ 129,718,983 11,142,552 $ 110,771,039
Investor A
Shares sold and automatic conversion of shares ......................
21,582,431 $ 224,980,947 15,380,799 $ 152,633,118
Shares issued in reinvestment of distributions ........................
1,706,724 17,686,847 729,093 7,210,303
Shares redeemed .........................................
(9,784,445) (101,955,327) (9,619,172) (93,859,380)
13,504,710 $ 140,712,467 6,490,720 $ 65,984,041
Investor C
Shares sold .............................................
813,169 $ 8,483,411 926,127 $ 9,225,445
Shares issued in reinvestment of distributions ........................
115,335 1,195,073 65,043 643,147
Shares redeemed and automatic conversion of shares ..................
(628,997) (6,550,879) (737,194) (7,217,940)
299,507 $ 3,127,605 253,976 $ 2,650,652
Class K
Shares sold .............................................
3,303,108 $ 34,517,332 3,468,249 $ 34,614,098
Shares issued in reinvestment of distributions ........................
443,099 4,602,542 231,497 2,291,849
Shares redeemed .........................................
(1,940,445) (20,261,255) (1,453,502) (14,281,024)
1,805,762 $ 18,858,619 2,246,244 $ 22,624,923
28,100,797 $ 292,417,674 20,133,492 $ 202,030,655

Report of Independent Registered Public Accounting Firm
2021
BlackRock Annual Report to Shareholders

To the Shareholders of BlackRock Managed Income Fund and Board of Trustees of BlackRock Funds II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Managed Income Fund of BlackRock Funds II (the “Fund”), including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 24, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (unaudited)

Important Tax Information
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2021:
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2021:
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate of not greater than 20%, for the fiscal year ended December 31, 2021:
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2021 qualified for the dividends-received deduction for corporate shareholders:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2021:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2021:
Fund Name Qualified Dividend Income
BlackRock Managed Income Fund ....................................................................................... $ 3,828,894
Fund Name Qualified Business Income
BlackRock Managed Income Fund ....................................................................................... $ 19,334
Fund Name
20% Rate Long-Term
Capital Gain Dividends
BlackRock Managed Income Fund ....................................................................................... $ 6 , 614 , 098
Fund Name
Dividends-Received
Deduction
BlackRock Managed Income Fund ....................................................................................... 5.39%
Fund Name Interest Dividends
BlackRock Managed Income Fund ....................................................................................... $ 17 , 195 , 808
Fund Name Interest-Related Dividends
Qualified Short-Term
Capital Gain Dividends
BlackRock Managed Income Fund .................................................................... $ 14,035,204 $ 12 , 224 , 047

Statement Regarding Liquidity Risk Management Program
2021
BlackRock Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds II (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Managed Income Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on November 9-10, 2021 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for the Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing.
Derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size (“RATS”). The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Fund, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology.
The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Mark Stalnecker
1951
Chair of the Board
and Trustee
(Since 2019)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
30 RICs consisting of 159 Portfolios None
Bruce R. Bond
1946
Trustee
(Since 2007)
Board Member, Amsphere Limited (software) since 2018;
Trustee and Member of the Governance Committee, State Street
Research Mutual Funds from 1997 to 2005; Board Member of
Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.
30 RICs consisting of 159 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2019)
Director, Pacific Pension Institute from 2014 to 2018; Advisory
Board Member, Center for Private Equity and Entrepreneurship
at Tuck School of Business since 1997; Senior Advisor,
Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015;
Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof since 2018; Advisory Board Member, Bridges
Fund Management since 2016; Trustee, Financial Accounting
Foundation since 2017; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019; Advisor to Finance Committee, Altman Foundation
since 2020.
30 RICs consisting of 159 Portfolios None
Collette Chilton
1958
Trustee
(Since 2019)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
30 RICs consisting of 159 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2019)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
30 RICs consisting of 159 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2016)
Director, Charles Stark Draper Laboratory, Inc. since 2013;
Senior Lecturer, Harvard Business School, from 2008 to 2021;
FMR LLC/Fidelity Investments (financial services) from 1996 to
2008, serving in various senior roles including Executive Vice
President - Strategic Corporate Initiatives and Executive Vice
President and General Counsel; Partner, Sullivan & Worcester
LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.
30 RICs consisting of 159 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2016)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
30 RICs consisting of 159 Portfolios Hertz Global Holdings
(car rental); Sealed
Air Corp. (packaging);
GrafTech International Ltd.
(materials manufacturing);
Montpelier Re Holdings,
Ltd. (publicly held property
and casualty reinsurance)
from 2013 to 2015;
WABCO (commercial
vehicle safety systems)
from 2015 to 2020

Trustee and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders

Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Cynthia A. Montgomery
1952
Trustee
(Since 2019)
Professor, Harvard Business School since 1989. 30 RICs consisting of 159 Portfolios Newell Rubbermaid, Inc.
(manufacturing) from 1995
to 2016
Donald C. Opatrny
1952
Trustee
(Since 2015)
Trustee, Vice Chair, Member of the Executive Committee and
Chair of the Investment Committee, Cornell University from
2004 to 2019; President, Trustee and Member of the Investment
Committee, The Aldrich Contemporary Art Museum from 2007
to 2014; Member of the Board and Investment Committee,
University School from 2007 to 2018; Member of the Investment
Committee, Mellon Foundation from 2009 to 2015; Trustee,
Artstor (a Mellon Foundation affiliate) from 2010 to 2015;
President and Trustee, the Center for the Arts, Jackson Hole
from 2011 to 2018; Director, Athena Capital Advisors LLC
(investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson
Hole since 2014; Member of Affordable Housing Supply Board
of Jackson, Wyoming since 2017; Member, Investment Funds
Committee, State of Wyoming since 2017; Trustee, Phoenix Art
Museum since 2018; Trustee, Arizona Community Foundation
and Member of Investment Committee since 2020.
30 RICs consisting of 159 Portfolios None
Joseph P. Platt
1947
Trustee
(Since 2019)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
30 RICs consisting of 159 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Trustee
(Since 2019)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007; Member, Advisory Board, ESG Competent Boards
since 2020.
30 RICs consisting of 159 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2019)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
30 RICs consisting of 159 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustee who are "interested persons," as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Trustee on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustee first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A.
Montgomery, 1994; Joseph P. Platt, 1999; Mark Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund. and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
103 RICs consisting of 261 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
105 RICs consisting of 263 Portfolios None

Trustee and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust's Trustee and Officers is available in the Trust's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective December 31, 2021, Bruce R. Bond retired as a Trustee of the Trust.

Additional Information

Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
MIIP-12/21-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Managed Income Fund	$59,388	$40,596	$210	$0	$20,300	$20,300	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,032,000	$1,984,000
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,032,000 and $1,984,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

 (e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Managed Income Fund	$20,510	$20,300

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,032,000	$1,984,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: February 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: February 24, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: February 24, 2022